File No. 333-131513

811-10619

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☑	Registration Under the Securities Act of 1933
☐	Pre-Effective Amendment Number
☑	Post Effective Amendment Number 9
And/or
☑	Registration Statement Under the Investment Company Act of 1940
☑	Amendment No. 8

National Security Variable Account N

(Exact Name of Registrant)

National Security Life and Annuity Company

(Name of Depositor)

100 Court Street

Binghamton, New York 13902

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100]

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Jorden Burt LLP

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☑	on May 1, 2011 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contracts

NScore Value

National Security Variable Account N

National Security Life and Annuity Company

Administrative Office: One Financial Way • Montgomery, Ohio 45242 •1-877-446-6020

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides information regarding the material provisions of your variable annuity contract. National Security Life and Annuity Company (“National Security”) issues the contract. This contract is not available in all states.

Variable annuities provide Contract Value and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the Contract Value or annuity payments will equal or exceed your purchase payments. The contracts are not insured by the FDIC or any other agency. They are not deposits or obligations of any bank and are not bank guaranteed.

The variable annuity contracts are designed for:

•

annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code, as amended, (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax-deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). For new contracts, we may currently limit your total purchase payments for any one life to $1,000,000. We reserve the right to limit your purchase payments as described later in this prospectus.

You may direct the allocation of your purchase payments to one or more investment options of National Security Variable Account N (“VAN”) and the Fixed Accumulation Account. Currently, your allocation of Contract Value may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAN is a separate account of National Security. The assets of VAN are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AIM Variable Insurance Funds, Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

Keep this prospectus for future reference. It sets forth the information about VAN and the variable annuity contracts that you should know before investing. Additional information about VAN has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2011. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current Fund prospectuses.

May 1, 2011

Form 6725-NSLAC	1

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio (small cap growth)	(Neuberger Berman Management, LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund	Invesco Advisers, Inc.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II (multi cap growth)	Federated Equity Management Company of Pennsylvania

Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP MidCap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity-Income Portfolio	Fidelity Management & Research Company
VIP Real Estate Portfolio	Fidelity Management & Research Company

Franklin Templeton Variable Insurance Products Trust (Class 4 Shares)
Franklin Income Securities Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.
Templeton Foreign Securities Fund	Templeton Investment Counsel, LLC
Franklin Templeton VIP Founding Funds Allocation Fund(1)	Franklin Templeton Services, LLC(2)

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Structured(SM) U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund	Goldman Sachs Asset Management, L.P.

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)

Form 6725-NSLAC	2

Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)

Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Worldwide Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC

Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Equity Income Builder Portfolio	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Large Cap Value Portfolio	(ClearBridge Advisors, LLC)

MFS® Variable Insurance Trust(SM) (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Regency Portfolio (mid cap blend)	Neuberger Berman Management, LLC

PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC
Total Return Portfolio	Pacific Investment Management Company LLC
Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC

Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management Inc.

(1)

This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2)

Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

Form 6725-NSLAC	3

Form 6725-NSLAC	4

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Applied for — The date the application for the annuity is signed or the electronic order is submitted to us.

ARDBR— The annual reset death benefit rider offered with this contract. The ARDBR and ARDBR (2009) are the ARDBR riders.

Asset Allocation Model — The Asset Allocation Models are a service that National Security offers. Each Asset Allocation Model is developed by Ohio National Investments, Inc. and is comprised of a combination of available investment options. Please see “Optional Asset Allocation Models” for more information.

Commission — The Securities and Exchange Commission.

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA Account.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total Contract Value, (ii) net purchase payments less pro-rata withdrawals or (iii) stepped-up Death Benefit amount if the contract has been in effect for at least 6 years, unless one of the riders added to your contract provides for a higher benefit.

Death Benefit Adjustment — The Death Benefit Adjustment is an amount added to the Contract Value to determine the Proceeds paid to the beneficiary. It represents the difference, if any, between the highest guaranteed death benefit amount and the Contract Value on the applicable calculation date as described under “Basic Death Benefit” if the Contract Value on this date is lower than the highest guaranteed death benefit amount. If the Contract Value on the applicable calculation date is higher than the highest guaranteed death benefit amount, no Death Benefit Adjustment will be made.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The guaranteed enhanced benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The GMDBR80 Plus, GMDBR85 Plus, 5% GMDBR80 Plus, 5% GMDBR85 Plus, ARDBR and ARDBR (2009) are the GMDB riders.

GMIB — The guaranteed minimum income benefit amount provided for by the GMIB riders offered with this contract. The GMIB, GMIB Plus, GMIB Plus with Five Year Reset, GMIB Plus with Annual Reset and the GMIB Plus with Annual Reset (2009) are the GMIB riders.

Good order — An instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPA — The guaranteed principal access rider offered with this contract.

GPP — The guaranteed principal protection rider offered with this contract.

Guaranteed earnings rate — The guaranteed earnings rate is the effective annual rate at which values in variable portfolios or in one of the Asset Allocation Models accumulate at with the earnings base of the ARDBR (2009) or the guaranteed earnings income base of the GMIB Plus with Annual Reset (2009).

Notice — A written form acceptable to us, signed by you and received at our administrative office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Form 6725-NSLAC	5

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the Contract Value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your Contract Value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for dollar reduction would. If your Contract Value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Proceeds — The amount that the beneficiary receives if the annuitant dies before annuity payments begin.

Subaccount — A subdivision of VAN. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAN (Variable Account N) — A separate account of National Security Life and Annuity Company consisting of assets segregated from National Security’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

Form 6725-NSLAC	6

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses

	Years	Charge
Surrender Charge (a percentage of your total purchase payments minus all previous withdrawals)(1)	1st	6%
	2nd	6%
	3rd	6%
	4th	5%
	5th	3%
	6th	2%
	7th and later	0%
Transfer Fee (currently no charge for the first 12 transfers each contract year)		$10
Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your Contract Value exceeds $50,000)	$30
Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)
Mortality and Expense Risk Charge	0.75%
Account Expense Charge	0.15%

Total Separate Account Annual Expenses (without optional added benefits)	0.90%

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based. Some of the optional riders, marked with an * below, are not currently offered. Please see the footnotes below.)

Annual Stepped-Up Death Benefit(2)	0.25% of the optional death benefit amounts
GMDBR80 Plus(3)*	0.25% of the optional death benefit amounts
GMDBR85 Plus(3)*	0.45% of the optional death benefit amounts
5% GMDBR80 Plus	0.45% of the optional death benefit amounts
5% GMDBR85 Plus(4)*	0.70% of the optional death benefit amounts
ARDBR(3) *	0.60% of the optional death benefit amounts
ARDBR (2009)(3)* (currently 0.85%)	1.40% of the optional death benefit amounts (maximum charge)
GEB at issue ages through 70	0.15% of your Contract Value on the contract anniversary
GEB at issue ages 71 through 75	0.30% of your Contract Value on the contract anniversary
GEB “Plus” at issue ages through 70	0.30% of your Contract Value on the contract anniversary
GEB “Plus” at issue ages 71 through 75	0.60% of your Contract Value on the contract anniversary
GMIB(3)*	0.45% of your guaranteed income base
GMIB Plus(3)*	0.50% of your guaranteed income base
GMIB Plus with Five Year Reset(3)*	0.50% of your guaranteed income base
GMIB Plus with Annual Reset(3)*	0.65% of your guaranteed income base
GMIB Plus with Annual Reset (2009) (currently 0.95%)	1.50% of the guaranteed income base (maximum charge)
GPP(5)	0.55% of your average annual guaranteed principal amount

Form 6725-NSLAC	7

GPA (7% guaranteed annual withdrawal)(4)*	0.40% of your eligible Contract Value
GPA (8% guaranteed annual withdrawal)(4)*	0.50% of your eligible Contract Value

Summary of Maximum Contract Expenses (expenses you would pay if you elected all non-exclusive optional benefits currently available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	0.75%
Account Expense Charge	0.15%

Subtotal	0.90%
ARDBR (2009)	1.40%
GEB “Plus” at issue ages 71 through 75	0.60%
GMIB Plus with Annual Reset (2009)	1.50%
GPP	0.55%

Maximum Possible Total Separate Account Expenses:	4.95	%(6)

(1)	The percentage varies with the number of years from purchase payments to which values relate. The surrender charge may also be called a Contingent Deferred Sales Charge.
(2)	In those states where permitted, rider charge is 0.25% for contracts applied for on or after May 15, 2009. For other contracts, rider charge is 0.10%. See your representative for more information.
(3)	No longer available for purchase. Last available purchase date depends on state of contract issue. See your representative for more information.
(4)	No longer available for purchase.
(5)	In those states where permitted, rider charge is 0.55% for riders applied for on or after May 15, 2009. For other riders, the charge is 0.20%. See your representative for more information.
(6)

Assumes average account value, Contract Value and all bases upon which rider charges are based are equal. If such amounts are not equal, then total charges may be higher or lower. Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP	GPA
GPA	GPP or any GMIB rider
One of the GMDB riders	Any other GMDB rider
Annual stepped-up death benefit	Any ARDBR
One of the GMIB riders	Any other GMIB rider or GPA

Furthermore, if you have an ARDBR, you must also have the comparable GMIB Plus with Annual Reset. Please carefully review the rider descriptions later in this prospectus.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses as of December 31, 2010 (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)(1)	0.38%	3.84%

(1)

Some of the Funds available are structured as “fund of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown above include the total fees and expenses of the fund of funds, including the acquired fund fees and expenses of such fund of funds.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization surrender, or when assessed. If the premium taxes were reflected, the charges would be higher.

Form 6725-NSLAC	8

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,466	$3,437	$5,303	$11,239

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$924	$2,889	$5,026	$11,239

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,120	$2,412	$3,624	$8,057

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$580	$1,870	$3,352	$8,057

FINANCIAL STATEMENTS

The complete financial statements of VAN and National Security, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on July 31, 2006. Since then, the following changes have been made to available Funds:

Form 6725-NSLAC	9

May 1, 2007	Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.

May 1, 2008	Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio. ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio (Class II) was added. Federated Insurance Series Federated Kaufmann Fund II (Service Shares) was added. Fidelity Variable Insurance Products Fund VIP Real Estate Portfolio (Service Class 2) was added. Franklin Templeton Variable Insurance Products Trust, Franklin Templeton VIP Founding Funds Allocation Fund (Class 4) was added. Franklin Templeton Variable Insurance Products Trust (Class 4) Franklin Income Securities Fund, Franklin Flex Cap Fund and Templeton Foreign Securities Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Class 2 shares were discontinued for such contracts. Goldman Sachs Variable Insurance Trust (Service Shares) Goldman Sachs Growth and Income Fund, Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Capital Growth Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Institutional Shares were discontinued for such contracts.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.

October 1, 2008	Ivy Variable Insurance Portfolios, Inc. and PIMCO CommodityRealReturn® Strategy Portfolio added.

May 1, 2009	Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010	Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

June 3, 2010	The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.

April 29, 2011	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Moregan Stanley UIF Growth Portfolio.

National Security

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as The Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York (“Security Mutual”) and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security

Form 6725-NSLAC	10

Mutual, increasing its ownership to over 80% of our outstanding stock. Security Mutual is a New York domiciled mutual life insurance company. Ohio National Life is an Ohio domiciled life insurance company. Our home office is at 100 Court Street, Binghamton, New York 13902. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

National Security and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time National Security has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, National Security and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

National Security Variable Account N

We established VAN on January 4, 2002 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAN. Currently your allocation of Contract Value may be to no more than 18 of the available subaccounts. We reserve the right to limit your allocation of Contract Value to no more than 10 of the available subaccounts. You assume all of the investment risk for Contract Value allocated to the subaccounts. You may be subject to additional restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAN are credited to or charged against VAN without regard to our other income, gains or losses. The assets maintained in VAN will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. Unlike assets in VAN or other separate accounts we have established, all of our other assets may be charged with any liabilities arising out of any of our other business.

Any guarantees under the contract that exceed your Contract Value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAN. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

Form 6725-NSLAC	11

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAN under the 1940 Act in the event such registration is no longer required; manage the VAN under the direction of committee; or combine the VAN with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAN to another separate account.

VAN is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAN are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAN, including some subaccounts that are not available for these contracts.

Investment Options

You may allocate your Contract Values to Funds, the Fixed Accumulation Account or an optional Asset Allocation Model as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Optional Asset Allocation Models” and “Investment Restrictions for Certain Optional Riders” below.

Fixed Accumulation Account

We may, but are not obligated to offer a Fixed Accumulation Account. The Fixed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. We reserve the right to not offer the Fixed Accumulation Account to new contracts in the future. The Fixed Accumulation Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by New York law.

The Fixed Accumulation Account is a subset of our general account. The general account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and Contract Value between the Fixed Accumulation Account and the Funds, subject to certain restrictions described below. There might be periods when we will not make the Fixed Accumulation Account available on new contracts.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to Contract Values allocated to the Fixed Accumulation Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

•	the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

•	interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals and transfers from the guaranteed values, minus

•	any surrender charge on withdrawals, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

No deductions are made from the Fixed Accumulation Account for Account Expense Charges or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn

Form 6725-NSLAC	12

from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAN. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Certain Funds may pay our distributor “12b-1 fees.” These fees are deducted from the assets of the Funds and are paid pursuant to a distribution (and/or shareholder servicing) plan adopted by the Funds under Rule 12b-1 of the 1940 Act. Please see the Funds’ prospectuses for more information about these fees. These payments decrease the Funds’ investment return.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-877-446-6020.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAN. We may substitute shares of other portfolios for shares already purchase, or to be purchase in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subacccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAN under the 1940 Act in the event such registration is no longer required; manage the VAN under the direction of committee; or combine the VAN with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAN to another separate account.

Form 6725-NSLAC	13

Optional Asset Allocation Models

You may choose an optional Asset Allocation Model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional Asset Allocation Model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. You may not use more than one model at a time. The GPP and GPA riders require all variable account values be in the Asset Allocation Models from the issuance of the rider until the rider ends according to its terms or annuity payments begin. The GMIB Plus with Annual Reset (2009) rider requires all your variable account values to be in Asset Allocation Models 2, 3 or 4 or be invested in accordance with the alternative investment restrictions from the issuance of the rider until the rider ends according to its terms or annuity payments begin.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

If you choose the Asset Allocation Models, upon your execution and return of the investment advisory agreement, Ohio National Investments, Inc. (“ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. Until the investment advisory agreement is executed and received by ONII, your investments will not be automatically updated in accordance with any changes that ONII may periodically make to the Models. Upon receipt of the executed investment advisory agreement, your investments will be updated in accordance with any changes that ONII may make to the Models. Currently, you are required to sign an investment advisory agreement with ONII in order to be in an Asset Allocation Model. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model.

If ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your Contract Values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your Contract Values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further automatic rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the Asset Allocation Models, the effect of the termination of the advisory agreement will be to terminate your rider as well except for the GMIB Plus with Annual Reset (2009) rider, which can also remain in force if you adhere to the alternative investment restrictions.

More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the Asset Allocation Models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios. ONII does not receive a fee for managing the Models themselves.

We have retained a third-party consultant to assist in the development of several Asset Allocation Models, each comprising a combination of the contract’s available Funds. National Security, in consultation with ONII selects the underlying Funds to be offered through this annuity contract. The consultant then performs a quantitative analysis to determine which combination of Funds offers the best opportunity to achieve the expected investment return given the acceptable level of investment risk. ONII approves the final recommendations made by the consultant. A copy of the ONII’s Form ADV may be obtained free of charge by calling 1-800-366-6654. We reserve the right to change the third party consultant we use to develop the Asset Allocation Models or to develop the Asset Allocation Models without the use of a third party consultant. The consultant selects the Funds for each of the models in accordance with risk/return profiles they have developed. Currently the following Models are available:

•	Model 1: Conservative (investment objective — preservation of capital)

•	Model 2: Moderately Conservative (investment objective — moderate growth)

•	Model 3: Balanced (investment objective — steady growth in asset values)

•	Model 4: Moderate Growth (investment objective — moderately high growth in asset values)

•	Model 5: Growth (investment objective — high growth in asset values)

Please contact us at 1-877-446-6020 or your registered representative for more detailed information on the Models.

Form 6725-NSLAC	14

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions.

The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an Asset Allocation Model will be allocated among the Funds as specified by the model you choose.

If your contract includes the optional Guaranteed Principal Protection (“GPP”) or Guaranteed Principal Access (“GPA”) rider, your variable account values must be in one of the models. The GPP or GPA rider will be cancelled if you are no longer using any Asset Allocation Model. If the GPP or GPA is so terminated, a full annual rider charge will be assessed without being prorated to the date of termination.

We may limit the availability of an Asset Allocation Model under one of the riders with investment restrictions or that requires participation in an Asset Allocation Model. If we limit the availability of an Asset Allocation Model, unless you make additional purchase payments, your Contract Value will continue to be allocated in the unavailable Asset Allocation Model.

If we limit the availability of an Asset Allocation Model and you make additional purchase payments, you will not be permitted to allocate them to the unavailable Asset Allocation Model. Because you may only be in one Asset Allocation Model at a time, you will have to transfer your Contract Value to an available Asset Allocation Model.

We will always provide at least one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model.

If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under GPP or GPA and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model.

Currently, if you own the GMIB Plus with Annual Reset (2009) you can only be in Asset Allocation Model 2, 3, or 4 or comply with alternative investment restrictions, described below. If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under the GMIB Plus with Annual Reset (2009) and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model or comply with the alternative investment restrictions under those riders.

In the following scenarios, you do not have to take affirmative action to retain your rider:

•	We limit the availability of an Asset Allocation Model under a rider, and you do not make any additional purchase payments.

•	ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you do no opt out.

In the following scenarios, you must take affirmative action or your rider will be cancelled:

•

We limit the availability of an Asset Allocation Model under a rider, and you do make additional purchase payments. If you do not transfer your Contract Value to an available Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. However, if you make additional purchase payments and transfer your Contract Value to an available Asset Allocation Model at the same time, your rider will not be cancelled.

•

ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, you opt out by the deadline and do not move to another Asset Allocation Model. If you do not transfer your Contract Value to another Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. If we provide only one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model, if you opt out of the revised Asset Allocation Model and do not comply with alternative investment restrictions, if applicable, your rider will be cancelled.

Investment Restrictions for Certain Optional Riders

If you selected the GMIB Plus with Annual Reset (2009) rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below.

Form 6725-NSLAC	15

(1)	Some or all of your purchase payments or Contract Value may be allocated to the Fixed Accumulation Account, if available. See “Fixed Accumulation Account” for more details.

(2)	Any portion of your purchase payments or Contract Value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a) or (b):

(a)

100% must be allocated to one of Asset Allocation Models 2, 3 or 4. See “Optional Asset Allocation Models” for more details. Please contact us at 1-877-446-6020 or your registered representative for more detailed information on the Models.

or

(b)	(i) at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

(ii)	no more than 70% may be allocated to investment options included in Category 2;

(iii)	no more than 25% may be allocated to investment options included in Category 3; and

(iv)	no more than 15% may be allocated to investment options included in Category 4.

The investment options available in each Category are:

INVESTMENT OPTIONS

CATEGORY 1	Ohio National Fund, Inc. Money Market Portfolio Bond Portfolio PIMCO Variable Insurance Trust Real Return Portfolio Total Return Portfolio	The Universal Institutional Funds, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Equity Portfolio

Omni Portfolio

S&P 500® Index Portfolio

Strategic Value Portfolio

Nasdaq-100® Index Portfolio

Bristol Portfolio

Bristol Growth Portfolio

Balanced Portfolio

Income Opportunity Portfolio

U.S. Equity Portfolio

Target VIP Portfolio

Target Equity/Income Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio

VIP Growth Portfolio

VIP Equity-Income Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund

Franklin Flex Cap Growth Securities Fund

Franklin Templeton VIP Founding Funds Allocation Fund

Templeton Foreign Securities Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs Structured U.S. Equity Fund

Goldman Sachs Strategic Growth Fund

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Asset Strategy

Janus Aspen Series

Janus Portfolio

Balanced Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Strategic Equity Portfolio

Legg Mason Partners Variable Equity Trust

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio

Legg Mason ClearBridge Variable Equity Income Builder Portfolio

Legg Mason ClearBridge Variable Large Cap Value Portfolio

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series

MFS® Total Return Series

PIMCO Variable Insurance Trust

Global Bond Portfolio (Unhedged)

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Growth Portfolio

Form 6725-NSLAC	16

CATEGORY 3

Ohio National Fund, Inc.

International Portfolio

Aggressive Growth Portfolio

High Income Bond Portfolio

Capital Appreciation Portfolio

Mid Cap Opportunity Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

Janus Aspen Series

Overseas Portfolio

Worldwide Portfolio

Lazard Retirement Series

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Stock Series

Neuberger Berman Advisers Management Trust

AMT Regency Portfolio

CATEGORY 4

Ohio National Fund, Inc.

International Small-Mid Company Portfolio

Millennium Portfolio

Capital Growth Portfolio

Small Cap Growth Portfolio

Bryton Growth Portfolio

Fidelity® Variable Insurance Products

VIP Real Estate Portfolio

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP Science and Technology

Lazard Retirement Series

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

CommodityRealReturnTM Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF U.S. Real Estate Portfolio

You may allocate purchase payments to a dollar-cost averaging (“DCA”) program, including the Enhanced DCA, and transfer amounts out of the dollar cost averaging account (“DCA Account”) in accordance with the restrictions described above. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Transfers. Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your Contract Value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications. We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any Asset Allocation Model or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the DCA Account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with (2)(a) or (2)(b) described above in this section. If a change in classification applies to future transfer requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the new investment restrictions will not apply to you. If you fail to provide us with new instructions as described and your allocation of purchase payments or Contract Value violates the investment restrictions, your rider will be terminated.

Please note that you may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model to which your Contract Value is allocated becomes unavailable for the allocation of future purchase payments under your rider and you wish to make additional purchase payments, you will have to transfer your Contract Value to an Asset Allocation Model that is available under your rider.

Form 6725-NSLAC	17

Rebalancing. If you choose to allocate your purchase payments to an available Asset Allocation Model according to option (2)(a) described above in this section, at the end of each calendar quarter we will rebalance variable account values allocated within each Asset Allocation Model to maintain the mix of investments in the proportions established for each Asset Allocation Model. If you choose to allocate your purchase payments according to option (2)(b) described above in this section, you must provide us with rebalance allocation instructions that comply with option (2)(b). On each three-month anniversary of the date the applicable rider was added, we will rebalance your Contract Value in accordance with your rebalance instructions.

Termination. You will not violate the investment restrictions simply because your Contract Value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or Contract Value in a manner not specified above.

•

If you have purchased the GMIB Plus with Annual Reset (2009), your rider will be cancelled if you violate the restrictions. Furthermore, if you have also purchased the ARDBR (2009), it will be cancelled.

If one of these riders is terminated, a prorated annual rider charge will apply. Please see “Optional Death Benefit Riders,” “Optional Guaranteed Minimum Income Benefit (GMIB) Riders” for details.

Mixed and Shared Funding

In addition to being offered to VAN, Fund shares are offered to Variable Account L, our separate account for variable life insurance contracts and to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAN’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAN at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAN, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAN.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your Contract Value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Changes in Your Contract

Changes in Applicable Law

We reserve the right to change your contract without your consent in order to comply with any laws and regulations that apply, including but not limited to, changes in the Internal Revenue Code, Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Form 6725-NSLAC	18

Any change in your contract must be in writing and made by the President, a Vice President or the Secretary of National Security. We will provide you notice of any contract change and amend this prospectus as applicable.

Risk of Increase in Current Fees and Expenses

Some riders’ fees may be currently charged at less than their maximum amounts. We may increase these expenses up to the maximum amounts. We will provide prior notice of when we will increase fees and amend the prospectus as applicable.

Risk of Contract Termination

Your contract will terminate if your Contract Value is reduced to zero. Your Contract Value can become zero due to the assessment of the Annual Contract Fee after you have taken partial withdrawals and/or due to poor market performance.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), which is under common control with us because The Ohio National Life Insurance Company (a) is the sole owner of ONEQ and (b) as of March 30, 2007, owns over 80% of our outstanding debt. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 5.75% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

Surrenders and Partial Withdrawals.

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers or other benefits provided under the contract, cost of sales literature and prospectuses, and other expenses related to sales activity. If other fees or charges are being assessed in addition to the surrender charge, we will calculate the surrender charge first. The surrender charge is a percentage of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment
1st	6%
2nd	6%
3rd	6%
4th	5%
5th	3%
6th	2%
7th and later	0%

During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when a beneficiary takes a lump sum distribution after the death of the annuitant. If the annuitant dies before the end of the surrender charge period and the beneficiary chooses

Form 6725-NSLAC	19

any settlement option other than a lump sum distribution or immediate annuitization, we will assess the applicable surrender charge on any withdrawals the beneficiary takes while the contract is in the surrender charge period.

Annuitization.

We do not assess a surrender charge if you annuitize your contract. See “Annuity Period — Annuity Options” later in this prospectus.

Death Benefit.

We do not assess a surrender charge upon any Proceeds paid to a beneficiary upon the death of the annuitant. See “Death Benefit — How will the Proceeds be paid to the beneficiary?” later in this prospectus.

Withdrawal Fee

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the Contract Value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.15% on an annual basis of the contract value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.75% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 0.75% on an annual basis. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The mortality and expense risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.45% for mortality risk, and 0.30% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on each contract anniversary. Not all optional benefits are currently available or are available in all states. We reserve the right to terminate or modify these benefits for new contracts at any time.

If you choose one of the optional death benefit riders described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit*	0.25%
5% GMDBR80 Plus	0.45%
GMDBR80 Plus (No longer available for purchase.)	0.25%
GMDBR85 Plus (No longer available for purchase.)	0.45%
5% GMDBR85 Plus (No longer available for purchase.)	0.70%

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ARDBR (No longer available for purchase.)	0.60%
ARDBR (2009) (No longer available for purchase.)	1.40%
(currently 0.85%)	(maximum charge )

*	In those states where permitted, charge is 0.25% for contracts applied for on or after May 15, 2009. For other contracts, charge is 0.10%. See your representative for more information.

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your Contract Value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%

If you choose the GMIB, the GMIB Plus, the GMIB Plus with Five Year Reset, the GMIB Plus with Annual Reset or the GMIB Plus with Annual Reset (2009) riders, the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

GMIB (No longer available for purchase.)	0.45%
GMIB Plus (No longer available for purchase.)	0.50%
GMIB Plus with Five Year Reset (No longer available for purchase.)	0.50%
GMIB Plus with Annual Reset (No longer available for purchase.)	0.65%
GMIB Plus with Annual Reset (2009)	1.50%
(currently 0.95%)	(maximum charge )

If you choose the GPA, the annual charge is the following percentage of your eligible Contract Value plus later purchase payments as described under “Optional Guaranteed Principal Access (“GPA”) Rider:”

For the 7% guaranteed annual withdrawal (No longer available for purchase.)	0.40%
For the 8% guaranteed annual withdrawal (No longer available for purchase.)	0.50%

If you choose the GPP, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

Percent of average annual guaranteed principal amount*	0.55%

*	In those states where permitted, charge is 0.55% for riders applied for on or after May 15, 2009. For other riders, charge is 0.20%. See your representative for more information.

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

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Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. Certain other rules may apply if this contract is issued as an IRA (such as the amount you are entitled to receive and the period of time in which you have to submit a request for a free look). For more details regarding the rules for IRA contracts, see the IRA Disclosure Statement in the back of this prospectus. In order for your request to cancel to be effective and the contract value calculated, the request must be received by us at our Administrative Office (the address listed on the first page of the prospectus) on any business day before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time). Requests received after the close of the New York Stock Exchange, or received on any day when the New York Stock Exchange is not open will be processed as of the end of the next business day when the New York Stock Exchange is open. To revoke, you must return the contract to us within the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payments

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans).

For all contracts applied for on or after January 12 2010, we currently limit your total purchase payments to $1,000,000. For those contracts, we reserve the right to limit your total purchase payments to the lesser of the following:

(a)	for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)	for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

If you applied for your contract before January 12, 2010, we limit your total purchase payments covering the life of the annuitant to $1,500,000.

If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

Accumulation Units

Until the annuity payout date, the Contract Value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our administrative office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to

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prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our administrative office of the annuitant’s death, our sole obligation is to return the Contract Value to you or your estate upon notice and proof of the death of the annuitant.

You must send any additional purchase payments directly to our administrative office. They will then be applied to your contract according to you allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our administrative office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our administrative office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your Contract Values among up to 18 investment options including the variable subaccounts of VAN and to the Fixed Accumulation Account (if available). We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. We will provide you prior written notice before we will limit you to no more than 10 investment options. The amount you allocate to any Fund or to the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our administrative office. Changes in allocation of purchase payments are not deemed effective until received by us at our administrative office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAN for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in a Dollar Cost Averaging Account.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1)	the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

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Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the Contract Value (at least $300). You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the Contract Value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes Contract Values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1)	for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

(2)

for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3)	such other periods as the Commission may order to protect security holders.

If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “No Lapse” provision in the “Optional Guaranteed Minimum Income Benefit (“GMIB”) Plus with Annual Reset Rider” section later in this prospectus for more information.

No Lapse Benefit Under the GMIB Plus with Annual Reset Rider

The GMIB Plus with Annual Reset Rider has a “no lapse” benefit, permitting annuitization of the contract if the Contract Value is reduced to zero ($0) before the 10 year annuitization waiting period ends. Restrictions apply. See the “No Lapse” provision under the “Optional Guaranteed Minimum Income Benefit (“GMIB”) Plus with Annual Reset Rider” section later in this prospectus.

Transfers among Subaccounts

You may transfer Contract Values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the

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underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the transfer of Contract Values will only be permitted into the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring Contract Values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

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Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on a valuation period (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 1-877-446-6020, or by accessing our web site at www.nslac.com. You may also request transfers or make allocation changes on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our administrative office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. There is no charge for participating in a DCA program. Each transfer under the DCA program must be at least $300. For a DCA program from a Fund, at least 12 transfers must be scheduled. For a DCA program from the Fixed Accumulation Account, at least three transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you are in an Asset Allocation Model or unless other investment restrictions are applicable, a DCA program may be made with transfers from Funds or the Money Market Portfolio to any other Funds at any time during the contract.

A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

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The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the DCA program to existing contracts that are not currently enrolled in a DCA program.

Enhanced DCA Account. We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the Enhanced DCA account that provides a fixed interest rate that is higher than the guaranteed minimum interest rate for the Fixed Accumulation Account. The Enhanced DCA account is a subset of our general account. The Enhanced DCA program is the same as the DCA program except as described in this section. The Enhanced DCA program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. An Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We reserve the right to not offer the Enhanced DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the Enhanced DCA program for additional purchase payments.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of Contract Value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

There is no charge for participating in portfolio rebalancing, and the transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the Contract Value and (ii) any Death Benefit Adjustment, on the calculation date as described below.

What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the difference, if any, between the highest guaranteed death benefit amount and the Contract Value as of the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total Contract Value (ii) net purchase payments less pro-rata withdrawals; or (iii) the stepped-up Death Benefit amount (as described in the paragraph below) if the contract has been in effect for at least 6 years, unless one of the riders added to your contract provides for a higher death benefit.

For the 6-year period beginning on the sixth contract anniversary, the stepped-up Death Benefit will be the greater of (i) the Contract Value as of the sixth anniversary or (ii) net purchase payments less pro-rata withdrawals made on or before the sixth anniversary. At the beginning of each later 6-year period (until the annuitant attains age 90), the stepped up Death Benefit will be the greater of (i) the Contract Value on that date or (ii) the death benefit as of the last day of the preceding 6-year period adjusted for any payments or withdrawals. The stepped-up Death Benefit amount is increased by purchase payments and decreased pro-rata by withdrawals made during each 6-year period after the sixth anniversary.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total Contract Value which resulted from the withdrawal.

If the Contract Value is greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the Contract Value is less than the Death Benefit on the

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calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

When are Contract Value and Death Benefit Adjustment calculated for purposes of this section?

The Contract Value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

For contracts applied for on or after May 1, 2010, the Death Benefit Adjustment is calculated as of the earlier of: (i) the date we are in receipt of proof of the annuitant’s death; or (ii) 90 days from the date of the annuitant’s death. For all contracts applied for before May 1, 2010, the Death Benefit Adjustment is calculated as of the date of death. For purposes of this section, “applied for” means the date when the application for the annuity is signed or the electronic order is submitted to us.

Examples of Death Benefit Adjustment calculation:

If the Contract Value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the Contract Value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 Contract Value). $15,000 is added to the Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the Contract Value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the Contract Value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the Contract Value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Money Market Portfolio.

What are the consequences of any change in the Contract Value before the Death Benefit Adjustment is calculated?

The beneficiary may decide to reallocate the Contract Value to different subaccounts in an effort to minimize the risk of market fluctuation. If the beneficiary elects to change the subaccount allocations before the date that the Death Benefit Adjustment is calculated, then any resulting change in Contract Value will have an impact on the Death Benefit Adjustment amount when it is calculated. If the Death Benefit Adjustment is calculated as of the date of death, the beneficiary cannot change subaccount allocations before the Death Benefit Adjustment is calculated since the beneficiary does not have the right to change subaccount allocations before the annuitant’s death.

What are the consequences of any change in the Contract Value after the Death Benefit Adjustment is calculated?

Any change in the Contract Value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the Contract Value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The Proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally. We must receive all required documentation or forms (for example, the claim form and certified death certificate) from all beneficiaries before the Proceeds will be distributed. (Please contact us at 1-877-446-6020 for more information about the documentation and forms we require.) If we are unable to locate one of the beneficiaries, we will provide 30 days written notice to their last known address stating that the Proceeds will be equally distributed to the other beneficiaries. We do not assess a surrender charge on any Proceeds paid to a beneficiary. A spouse who elects to continue the contract will not be assessed a surrender charge on the Proceeds, but will be assessed a surrender charge in accordance with the “Surrender Charge” provision of this prospectus on any additional purchase payments that the spouse makes to the contract.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

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(1)

Five Year Continuance — Beneficiary may elect to receive the Proceeds over a period of five years or less from the date of the annuitant’s death. All Proceeds must be liquidated within the five year period that begins on the date of the annuitant’s death.

(2)

Beneficiary Stretch — Beneficiary may elect to receive the Proceeds in the form of required minimum distributions each year. This option must be elected within twelve months from the date of the annuitant’s death. The amounts of the annual minimum distributions must comply with applicable federal tax regulations and withdrawals of lesser or greater amounts may subject you to adverse tax consequences. Please consult your tax advisor for advice on how the Beneficiary Stretch option would affect you.

(3)	Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4)	Lump Sum Distribution — Beneficiary may elect a lump sum distribution.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant. We will notify you when we issue the contract or when you request a beneficiary change if we are unable to accept your designated beneficiary.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account VAN are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we may offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the Death Benefit on the first contract anniversary will be the greater of (a) the Contract Value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the Contract Value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. In those states where permitted, for contracts applied for on or after May 15, 2009, there is an annual rider charge of 0.25% of the optional death benefit amount. The charge for other contracts is 0.10%. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, in the past we may have offered the GMDBR80 Plus or GMDBR85 Plus at the time the contract was issued. You could not purchase either of these riders once the annuitant was 76 years old.

With the GMDBR80 Plus and GMDBR85 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for GMDBR85 Plus), at an effective annual rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 6% or the rate being credited to the Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the GMDBR85 Plus.

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Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 6%. There is an additional annual charge for this option of 0.25% of the GMDBR80 Plus amount, or 0.45% for the GMDBR85 Plus amount.

The only differences between the GMDBR80 Plus and GMDBR85 Plus are that the GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.45% instead of 0.25% and there is no maximum benefit for the GMDBR85 Plus.

5% GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, we may offer the 5% GMDBR80 Plus at the time the contract is issued. In the past, we offered the 5% GMDBR85 Plus. You cannot purchase either of these riders once the annuitant is 76 years old.

With the 5% GMDBR80 Plus and the 5% GMDBR85 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for 5% GMDBR85 Plus), at an effective annual rate of 5% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 5% or the rate being credited to the Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with 5% GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the 5% GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 5% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 5% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 5%. There is an additional annual charge for this option of 0.45% of the 5% GMDBR80 Plus amount or 0.70% for the 5% GMDBR85 Plus amount.

The only differences between the 5% GMDBR80 Plus and 5% GMDBR85 Plus are that the 5% GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.70% instead of 0.45% and there is no maximum benefit for the 5% GMDBR85 Plus.

Annual Reset Death Benefit Rider.

The following describes the optional Annual Reset Death Benefit riders (“ARDBR”) that we offered in the past. Not all of the riders may have been available in all states. You may only have one of the ARDBR riders on your contract. The ARDBR riders we have offered in the past are referred to as the “ARDBR” and “ARDBR (2009)”. Generally, the ARDBR riders provide a death benefit equal to the greater of the “earnings base” or the “step-up base” as described below. The ARDBR riders allow you to reset the earnings base each contract year.

ARDBR (2009)

In those states where permitted, we offered the ARBDR (2009) at the time the contract was issued. This rider was available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. If the ARDBR (2009) was available, you could not purchase the ARDBR. You could not purchase the ARDBR (2009) before the annuitant was 45 years old or once the annuitant was 76 years old. With this optional rider, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR (2009) is the greater of the (a) “earnings base” or (b) “step-up base.”

Earnings Base The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, Contract Values allocated to the Fixed

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Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for ARDBR (2009) is 5%.

The earnings base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. The ARDBR withdrawal amount is determined by multiplying the ARDBR withdrawal percentage by the earnings base as of the beginning of the contract year. The ARDBR withdrawal percentage for ARDBR (2009) is 5%. For example, if the earnings base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the earnings base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than ARDBR withdrawal amount will not reduce the earnings base.

If you take withdrawals before the end of the year, there is a risk that the amount of your earnings base at the beginning of the next contract year will be less than the earnings base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the earnings base at the beginning of the next contract year so that it equals the earnings base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the ARDBR withdrawal amount will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will be reduced by the same percentage the withdrawal in excess of the ARDBR withdrawal amount reduces your Contract Value. If your Contract Value is lower than your earnings base, a pro rata reduction will reduce your earnings base by a greater amount than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your Contract Value is $100,000, your earnings base is $110,000 and you withdraw another $1,000, your earnings base will be reduced to $108,900, i.e. $110,000 – ([$1,000/$100,000] x $110,000). If your Contract Value is higher than your earnings base, a pro rata reduction will reduce your earnings base less than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your Contract Value is $110,000, your earnings base is $100,000 and you withdraw another $1,000, your earnings base will be reduced to $99,090, i.e. $100,000 – ([$1,000/$110,000] x $100,000).

The earnings base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the total death benefit amount with this rider will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the maximum earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the ARDBR withdrawal amount will reduce the maximum earnings base pro rata.

Step-Up Base. At contract issue, the step-up base equals net purchase payments. On each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the Contract Value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

Resets. On any contract anniversary, you may elect to reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. On reset, the ARDBR (2009) earnings base and the GMIB Plus with Annual Reset (2009) rider guaranteed earnings income base will both be reset to the then-current Contract Value. Therefore, if you reset to a higher base, your death benefit under the ARDBR (2009) and income benefit under the GMIB Plus with Annual Reset (2009) rider will increase. If you reset, the ARDBR maximum earnings base will be reset to 15 times the then-current Contract Value. Because you may only reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) and because you may decline an increase in charge for the GMIB Plus with Annual Reset (2009) by refusing such reset, please note that if you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing the reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

Charge. There is an additional annual charge for the ARDBR (2009) of 0.85% of your death benefit amount. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the ARDBR (2009), which we guarantee will not exceed 1.40%. The ARDBR (2009) is available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009).

Termination. Since you may only have the ARDBR (2009) if you have the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the

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ARDBR (2009) as well. If you have purchased the ARDBR (2009) and violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

You may cancel the ARDBR (2009) as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

ARDBR

If the ARDBR (2009) was not available, in those states where permitted, we offered the ARDBR at the time the contract was issued. This rider was available only when purchased in conjunction with the GMIB Plus with Annual Reset described later in this prospectus. You could not purchase the ARDBR after the annuitant was age 75. With this optional rider, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR is the greater of the (i) “earnings base” or (ii) “step-up base”.

Earnings Base. The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant reaches age 85, at an annual effective rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. However, Contract Values allocated in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will earn the rate of return being earned in those accounts. The earnings base is decreased by withdrawals. Any withdrawals during a contract year less than or equal to 6% of the earnings base as of the beginning of the contract year will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of 6% of the earnings base at the beginning of the contract year will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will decrease by the same percentage reduction of the Contract Value that resulted from the withdrawal in excess of 6%.

Step-Up Base. At contract issue, the step-up base equals net purchase payments. Each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the Contract Value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis.

Resets. On any contract anniversary, you may elect to reset the ARDBR by resetting the GMIB Plus with Annual Reset. On reset, the ARDBR earnings base and the GMIB Plus with Annual Reset’s guaranteed earnings income base will both equal the then-current Contract Value. Therefore, if you reset to a higher base, your death benefit under the ARDBR and income benefit under the GMIB Plus with Annual Reset will increase.

Charge. There is an additional annual charge for the ARDBR of 0.60% of your death benefit amount.

Termination. You may cancel the ARDBR as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

Guaranteed Enhancement Benefit.

In those states where permitted, we may offer Guaranteed Enhancement Benefit (“GEB”) riders at the time the contract is issued. You cannot purchase these riders once the annuitant is 76 years old. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

•	25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals; or

•

40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the Contract Value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the Contract Value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it. That means even if the GEB will be of no further benefit to you, you will continue to be charged for it.

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Summary.

The following is a summary of the currently available optional death benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge

Annual Stepped-Up Death Benefit

•    Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.

•    Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.

•    Stops accumulating at contract anniversary after annuitant’s 85th birthday.

•    Cannot purchase once the annuitant is 76.

		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)

5% GMDBR80 Plus

•    Guarantees 5% annual rate of return on the death benefit, up to two times the purchase payments.

•    Accumulates purchase payments at 5% (except values allocated to the Fixed Accumulation Account or Money Market Portfolio which are not in an Asset Allocation Model may accumulate at less than 5%).

•    Adjusted dollar-for-dollar on annual withdrawals up to 5% of the guaranteed minimum death benefit amount.

•    Stops accumulating at contract anniversary after annuitant’s 80(th) birthday.

•    Cannot purchase once the annuitant is 76.

		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.45% (maximum and current)

GEB

•    Pays an additional death benefit of 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

•    Benefit will never exceed $1,000,000.

•    Cannot purchase once the annuitant is 76 years old.

		Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.15% (maximum and current) For issues ages 71-75: 0.30% (maximum and current)

GEB Plus

•    Pays an additional death benefit of 40% of the lesser of (a) 2 1/2 times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

•    Benefit will never exceed $1,000,000.

•    Cannot purchase once the annuitant is 76 years old.

		Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.30% (maximum and current) For issues ages 71-75: 0.60% (maximum and current)

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Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

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Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000 ($2,000 in New York), we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25 ($20 in New York), we may change the frequency of payments so that the first payment is at least $25 ($20 in New York).

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 2000 Mortality Table Projected to 2010 under Scale G (which is a method of projecting individual annuity valuation mortality tables based on industry best practices) with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our administrative Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Optional Living Benefit Riders

Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders

This section describes the optional Guaranteed Minimum Income Benefit (“GMIB”) riders that we may offer or may have offered in the past. Not all of the riders may be or may have been available in all states. You may only have one of the GMIB riders on your contract. Except as described below, if you choose a GMIB rider, you cannot later discontinue it. The GMIB riders we may offer or have offered in the past are the GMIB Plus with Annual Reset (2009),

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GMIB Plus with Annual Reset, GMIB Plus with Five Year Reset, GMIB Plus and GMIB. The GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN such as those associated with the GMIB riders, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

GMIB Plus with Annual Reset (2009)

In those states where permitted, we may offer the GMIB Plus with Annual Reset (2009) rider at the time the contract is issued. You may not purchase the GMIB Plus with Annual Reset (2009) before the annuitant is age 45 or once the annuitant is age 79. If the GMIB Plus with Annual Reset (2009) is available, you may not purchase the GMIB Plus with Annual Reset.

The following is a summary of the GMIB Plus with Annual Reset (2009) rider. There are several terms used in this summary that are defined in the paragraphs below. The rider permits you take a withdrawal amount annually that equals 5% of your guaranteed earnings income base regardless of your Contract Value and without paying a surrender charge. Your permitted withdrawal amount will change at the beginning of each contract year to reflect any withdrawals taken in the prior contract year. After 10 years, you may begin to receive the guaranteed minimum income benefit payments described in this rider. You may choose to receive annuity payments as provided in your contract during the 10 year period, but your GMIB Plus with Annual Reset (2009) rider will then be of no further value to you. Your GMIB payments will be determined by applying your guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) your guaranteed earnings income base or (b) your step-up base. Your guaranteed earnings income base takes into account net purchase payments, a specified increase for each valuation period of your Contract Value, and withdrawals. Your step-up base is an amount that takes into account any increases to your Contract Value on each contract anniversary before annuitization. Certain contract owner actions can increase or decrease the base amounts (for example, making additional purchase payments, not taking permitted annual withdrawals, or withdrawals more than the annual amount permitted under the rider).

Guaranteed earnings income base.

The initial guaranteed earnings income base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The guaranteed earnings income base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday or the date that is 24 years from the later of the date the rider is issued or the last reset, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, Contract Values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for the GMIB Plus with Annual Reset (2009) is 5%.

The guaranteed earnings income base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce the guaranteed earnings income base by the amount of such withdrawals, in other words dollar for dollar. The GMIB withdrawal amount is determined by multiplying the GMIB withdrawal percentage by the guaranteed earnings income base as of the beginning of the contract year. The GMIB withdrawal percentage for the GMIB Plus with the Annual Reset (2009) is 5%. For example, if the guaranteed earnings income base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the guaranteed earnings income base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than GMIB withdrawal amount will not reduce the guaranteed earnings income base.

If you take withdrawals before the end of the year, there is a risk that the amount of your guaranteed earnings income base at the beginning of the next contract year will be less than the guaranteed earnings income base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the guaranteed earnings income base at the beginning of the next contract year so that it equals the guaranteed earnings income base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

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Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. Under a pro rata reduction, the guaranteed earnings income base will be reduced by the same percentage that the withdrawal in excess of the GMIB withdrawal amount reduces your Contract Value. Only the portion of a withdrawal that is in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. A pro rata reduction may materially reduce the income available under the GMIB rider in future years. Unless you are within the “no lapse” period described below, if you take an excess withdrawal and your Contract Value falls to zero, your rider and contract will terminate.

As an example of how withdrawals work under the GMIB Plus with Annual Reset (2009), assume your guaranteed earnings income base is $100,000 at the beginning of a contract year, so your GMIB withdrawal amount is $5,000 ($100,000 x .05). That means you can withdraw $5,000 dollar for dollar during that contract year. Assume your Contract Value is $90,000 and you take a withdrawal of $6,000. First, we process the portion of the withdrawal that is dollar for dollar, $5,000. Taking into account that portion of the withdrawal, your Contract Value is reduced to $85,000 and your guaranteed earnings income base to $95,000. Then, we process the portion of the withdrawal in excess of the GMIB withdrawal amount, $1,000. Because you have already taken your GMIB withdrawal amount, the $1,000 withdrawal will reduce the guaranteed earnings income base pro rata. Your guaranteed earnings income base is then reduced to $93,882, i.e. $95,000 – ([$1,000/$85,000] x $95,000).

The guaranteed earnings income base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the guaranteed income base, which is used to determine the monthly annuity payments under this rider, will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce this limit by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the GMIB withdrawal amount will reduce this limit pro rata.

Step-up base.

At contract issue, the step-up base equals net purchase payments. The step-up base will increase automatically each contract anniversary, until the anniversary following the annuitant’s 85th birthday, if the Contract Value is higher than the previous step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

Annuitization.

You may not annuitize your contract under the rider until the GMIB Plus with Annual Reset (2009) rider has been in effect for at least 10 years. We may refer to this time period as the “10 year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB Plus with Annual Reset (2009) rider, we will pay the larger amounts.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a Contract Value or guarantee performance of any investment option. The level of lifetime income guaranteed by a GMIB rider may be less than the income that our current annuity factors would provide because (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

No Lapse.

With the GMIB Plus with Annual Reset (2009) rider, there is a “no lapse” provision allowing annuitization if your Contract Value is reduced to zero before the initial 10 year annuitization waiting period ends. With this provision, if prior to the time you are eligible to annuitize using your guaranteed income base, your Contract Value becomes zero, you can, at your option, annuitize your contract using your guaranteed income base at the annuitization rates provided under the rider for your age at the time of annuitization. However, if during any one contract year you withdraw more than the GMIB withdrawal amount, the “no lapse” protection is not available from the point of that “excess” withdrawal forward and you will forfeit this protection. If the GMIB rider is reset and your Contract Value at time of reset is greater than the guaranteed income base, then the “no lapse” protection will be reinstated. If the GMIB rider is reset and your Contract Value at the time of reset is less than the guaranteed income base, the “no-lapse” protection will not be reinstated.

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Investment Restrictions.

If you purchase the GMIB Plus with Annual Reset (2009) rider, you must abide by investment restrictions. You must allocate any variable account portion of your purchase payments and Contract Value to (a) one of Asset Allocation Models 2, 3 or 4 or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate all or any portion of your purchase payments and Contract Value to the Fixed Accumulation Account, if available. The GMIB Plus with Annual Reset (2009) rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Resets.

Subject to certain limitations, the GMIB Plus with Annual Reset (2009) rider provides you the option of resetting the guaranteed earnings income base to the current Contract Value each and every contract anniversary prior to the annuitant’s 81st birthday. If the Contract Value at the time of reset is higher than the guaranteed earnings income base and you reset, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you reset, the maximum guaranteed earnings income base will be reset to 15 times the then-current Contract Value. The guaranteed earnings income base is not reset automatically to the current Contract Value. You must elect to reset it.

If you elect to reset the guaranteed earnings income base, a new 10 year annuitization waiting period will begin. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

When the optional death benefit ARDBR (2009) has also been purchased, resetting the GMIB Plus with Annual Reset (2009) also resets the ARDBR (2009) earnings base. Resetting the GMIB Plus with Annual Reset (2009) is the only way in which the ARDBR (2009) can be reset.

Charge.

There is an additional annual charge for the GMIB Plus with Annual Reset (2009) rider of 0.95% of your guaranteed income base. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the GMIB Plus with Annual Reset (2009) rider, which we guarantee will not exceed 1.50%.

If you have notified us that you elect to reset and we notify you of a charge increase effective upon reset, you may decline to accept an increase in the charge for the rider by revoking your request to reset. If you wish to decline an increase in charge by revoking the reset, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2009) rider.

Please note that if you have purchased the ARDBR (2009) and you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

The annual charge for the rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The charge for the GMIB Plus with Annual Reset (2009) rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the first contract anniversary after the annuitant’s 90th birthday.

You may withdraw the GMIB withdrawal amount under the rider without a surrender charge even if that amount exceeds 10% of your Contract Value.

Since you may only purchase the ARDBR (2009) if you purchase the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and subsequently violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

Required Minimum Distributions.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Your required minimum distribution per year may exceed your GMIB withdrawal amount which would result in a pro rata reduction in the guaranteed earnings income base. See “Federal Tax Status” and “Appendix A —IRA Disclosure

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Statement.” You could be subject to tax penalties if you do not begin taking withdrawals until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB Plus with Annual Rest (2009) rider is appropriate for you.

Other Versions

This section describes the other optional GMIB riders that we offered in the past. Not all of the riders may have been available in all states.

GMIB

You may have added a GMIB rider to your contract at the time the contract was issued. All of the GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

The amount of these payments for the GMIB rider is determined by applying the “guaranteed income base” to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your “guaranteed earnings income base,” which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin or you reach age 85, accumulated at an annual rate of 5.5% or (b) your “step-up base,” which is your highest total Contract Value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 5.5%. You may not purchase GMIB after the annuitant is age 80.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments, or the rider has expired at the later of your age 85 or 10 years after you purchased the rider. Except as described below, if you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The GMIB rider is no longer available. Last available purchase date depends on state of contract issue. See your representative for more information.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. We may refer to this time period as the “ten year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 76 to 80 when you purchase GMIB, your GMIB payments must begin on the rider’s 10th anniversary.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a Contract Value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

GMIB Plus

In those states where permitted, we offered a GMIB “Plus” rider. The GMIB Plus rider is no longer available. Last available purchase date depends on state of contract issue. See your representative for more information. You may not have both GMIB and GMIB Plus on the same contract, and we may limit the availability of one or the other of the riders in any state. GMIB Plus is identical to GMIB except for these three differences:

(1)

For GMIB Plus, any withdrawals you make during a contract year equal to or less than the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed earnings income base dollar for dollar.

(2)	The step-up income base is your highest total Contract Value as of any anniversary before the annuitant attains age 85, rather than 80.

(3)	The annual charge for GMIB Plus is 0.50% of the guaranteed income base.

(4)

Regardless of the annuitant’s age when the rider is issued, the guaranteed earnings rate is reduced to 0% on the earlier of the date that the annuitant attains age 85 or the date that is 24 years from the date that the rider is first issued.

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GMIB Plus with Five Year Reset

In those states where permitted, we offered a GMIB Plus with Five Year Reset rider. The GMIB Plus with Five Year Reset was not available for purchase after May 15, 2009. The GMIB Plus with Five Year Reset was not available for purchase after the annuitant was age 79. The GMIB Plus with Five Year Reset rider is identical to GMIB Plus except:

(1)	For the GMIB Plus with Five Year Reset you may reset the guaranteed earnings income base on the fifth contract anniversary and the annual charge is 0.50% of the guaranteed income base.

(2)	There is a “no lapse” provision allowing annuitization if your Contract Value is reduced to zero before the ten year annuitization waiting period.

With the “no-lapse” provision listed above, if prior to the time you are eligible to annuitize using your guaranteed income base, your Contract Value becomes zero, you can, at your option, annuitize your contract using your then-guaranteed income base at the annuitization rates provided under the GMIB rider for your then-age. However, if during the ten year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings income base, you will forfeit this protection. That is to say, if during any one contract year you withdraw more than 5.5% of the guaranteed earnings income base (4% if the rider was issued after age 75) the “no lapse” protection is not available from the point of that “excess” withdrawal forward. We may allow you to reinstate the “no lapse” protection if the GMIB rider is reset and your Contract Value at the time of reset is greater than the guaranteed income base.

GMIB Plus with Annual Reset

In those states where permitted, we offered a GMIB Plus with Annual Reset rider. You could not purchase the GMIB Plus with Annual Reset if the GMIB Plus with Annual Reset (2009), GLWB or Joint GLWB was available. You could purchase GMIB Plus with Annual Reset until the annuitant was age 75. GMIB Plus with Annual Reset rider is identical to GMIB Plus with Five Year Reset rider except that you may reset the guaranteed earnings income base on each contract anniversary and the annual charge is 0.65% of the guaranteed income base.

The effect of the GMIB, GMIB Plus, GMIB Plus with Five Year Reset, and GMIB Plus with Annual Reset riders is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings income base has grown without reducing the guaranteed earnings income base below its amount as of the beginning of the current contract year. The GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset allow those contract owners to access cash values for income immediately, provided no more than 5.5% (or 4% depending on age at the time the rider is issued) is withdrawn yearly, while leaving the guaranteed earnings income base at or above the level it began the contract year at. You could for instance take withdrawals of 5.5% (4% for issue ages 76 or greater) of the contract year’s beginning guaranteed earnings income base year after year and the guaranteed earnings income base would then remain at its original level if you make no other purchase payments or withdrawals. In contrast, the GMIB’s pro rata deduction against the guaranteed earnings income base could adversely impact the contract owners taking income in that the guaranteed amount could be reduced more aggressively than with the GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders. In any event, the step-up base is adjusted pro rata for any withdrawals.

Subject to certain limitations, the GMIB Plus with Five Year Reset and the GMIB Plus with Annual Reset riders provide you the option of resetting the guaranteed earnings income base to the then-current Contract Value. The GMIB Plus with Five Year Reset rider allows you to reset every 5th contract anniversary prior to the annuitant’s 75th birthday. The GMIB Plus with Annual Reset rider allows you to reset each and every contract anniversary up to the later of the annuitant’s 75th birthday or the fifth rider anniversary, with a minimum opportunity of 5 annual resets. If the Contract Value at the time of reset is higher than the guaranteed earnings income base, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying the Company within 30 days after the contract anniversary date in writing or other method the Company agrees to. If you elect to reset the guaranteed earnings income base a new ten year annuitization waiting period will begin and you will be required to enter a new rider charge period. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

In any event, resetting may not be elected after the annuitant’s 79th birthday. Because of this, contract owners close to age 75 should consider whether the annual reset option is of benefit to them.

When the optional death benefit ARDBR has also been purchased, resetting the GMIB Plus with Annual Reset also resets the ARDBR earnings base. Resetting the GMIB Plus with Annual Reset is the only way in which the ARDBR can be reset.

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Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider’s 10th anniversary. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB riders are appropriate for you.

Optional Guaranteed Principal Access (“GPA”)

In the past we offered a Guaranteed Principal Access (“GPA”) rider in those states where permitted. The GPA rider was not available for purchase after May 1, 2009. With certain restrictions, this rider guarantees:

i.

you will be able to withdraw a portion (up to 7% or 8% annually, depending on the rider you choose) of your contract’s beginning guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract, and

ii.

we will add into the contract the excess, if any, of the guaranteed principal amount, adjusted for withdrawals, over the eligible Contract Value, if the eligible Contract Value is positive at the end of the ten year term. The eligible Contract Value is the Contract Value attributable to the beginning principal amount; and

iii.

we will allow you to take periodic withdrawals from your contract as described below in a total amount equal to the excess of the guaranteed principal amount, adjusted for withdrawals, over the eligible Contract Value, if the eligible Contract Value is reduced to zero during the ten year term.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as those associated with the GPA, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

The GPA is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in Contract Values affecting the amount available for their withdrawal. This rider differs from the Guaranteed Principal Protection (“GPP”) rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider. Because GPA involves withdrawals, the amount you may annuitize under your contract may be less than you would otherwise have if you had not elected withdrawals.

If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the remaining eligible Contract Value. If at the end of the rider term the variable Contract Value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.

You may apply for the GPA rider at the time you apply for the contract. We may, at our sole option, also offer the GPA rider to existing contracts, in which case it may be added on a contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the GPP rider or any of the Guaranteed Minimum Income Benefit (“GMIB”) riders we may offer. If you select the GPA rider, the variable portion of your Contract Values must be allocated to and, for the duration of the rider, remain in one of the Asset Allocation Models and you must abide by all the rules associated with the Asset Allocation Models (see “Optional Asset Allocation Models”). You may also have a portion of your Contract Values in a fixed accumulation account or a dollar-cost averaging account that transfers to a model, that we may offer while this rider is in force.

The annual charge for the rider is deducted on each contract anniversary and is .40% of your average annual Contract Value for the 7% GPA rider and .50% of your eligible average annual Contract Value for the 8% GPA rider.

The annual amount you may withdraw is a percentage (7% or 8%) of the beginning guaranteed principal amount. The beginning guaranteed principal amount is defined as your initial purchase payment, plus any additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the beginning guaranteed principal amount is the then-current Contract Value.

It is not necessary that you withdraw from the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%,

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the amount available the next year is still 7%. The amount you elect not to withdraw in a year remains guaranteed and will be included in the amount to be added to the contract, if any, at the end of the ten year withdrawal period.

You may also withdraw more than the annual guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the Contract Value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and on the next contract anniversary, you will begin a new 10-year term and your guaranteed annual withdrawal amount will be recalculated. As a result, if you take an excess withdrawal when your total Contract Value is less than your beginning guaranteed principal amount, you will forfeit a portion of the prior beginning guaranteed principal amount. In addition, if you take an excess withdrawal and as a result your Contract Value related to the beginning guaranteed principal amount is zero, you will have no benefit under the GPA rider. Also, an excess withdrawal may impact the amount you will receive under a scheduled payment or withdrawal plan because the guaranteed withdrawal amount eligible for withdrawal in future years is decreased.

If you terminate the rider, either by notifying us before the next contract anniversary date or by moving Contract Values out of the optional Asset Allocation Models, a full annual rider charge will be assessed without being prorated to the date of termination.

After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on a subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current total Contract Value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider based on rates applicable to new contracts. You may reset the rider more than once, but you must wait 5 years between resets.

If, during the course of the rider, your eligible Contract Value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed principal amount in a series of preauthorized withdrawals, for which we may limit the amount or frequency. In other words, the remaining guaranteed principal amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the guaranteed principal withdrawal amount you would have otherwise been entitled to receive. As such, your annual payments will continue beyond the end of the ten year term until your remaining guaranteed principal amount is paid out in full. We will not pay interest on the amounts to be paid to you under these circumstances. Additionally, if your entire Contract Value decreases to zero, we will not accept any additional purchase payments under the contract and the contract will cease to provide any death benefit.

The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP rider when you apply for the contract. We may, at our sole option, also offer the GPP rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80. GPP is not available when your contract includes the optional GPA rider.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible Contract Value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total Contract Value to increase it to the “guaranteed principal amount” if the eligible Contract Value at the end of the 10-year term is less than the guaranteed principal amount. The guaranteed principal amount is the Contract Value:

(a)	as of the first day of the rider’s term or

(b)	the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c)	reduced pro rata for any withdrawals you made.

Contract Value attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed principal amount and do not count as part of your eligible Contract Value at the end of the term for purposes of determining the benefit amount.

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Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as those associated with the GPP, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

If you choose GPP, you must allocate all variable Contract Values to one of the Asset Allocation Models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. You may also have a portion of your Contract Values in a fixed accumulation account or a dollar-cost averaging account we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an Asset Allocation Model after the GPP rider ends.

In those states where permitted, for riders applied for on or after May 15, 2009, the charge for the GPP rider is made on each contract anniversary at the rate of 0.55% of the average of your guaranteed principal amount at the beginning and the end of each contract year. (The charge for other riders is 0.20%.) This charge will discontinue if the GPP rider is cancelled. However, if the GPP is canceled because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of cancellation.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed principal amount under the new GPP 10-year term will be your total Contract Value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed principal amount at the current Contract Value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

Summary of Optional Living Benefit Riders.

The following is a summary of the currently available optional living benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge

Guaranteed Principal Protection (“GPP”) rider

•        Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.

•        If, at the end of the rider’s ten-year term, the eligible Contract Value is less than the guaranteed principal amount, the difference will be added to the contract.

•        The guaranteed principal amount is adjusted pro-rata for any withdrawals.

•        Investment restrictions.

•        Cannot purchase once the annuitant is 80.

		Those who are afraid of market risk and want to invest without fear of losing their original principal.	0.55% (maximum and current)

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GMIB Plus with Annual Reset (2009)

•        Guarantees a minimum lifetime fixed income upon annuitization regardless of market performance.

•        Dollar-for-dollar withdrawals after 30 days up to 5% of the annual accumulated earnings on the guaranteed earnings income base.

•        May exercise the benefit after ten years or the 10th anniversary of last reset.

•        No lapse feature provides an opportunity to exercise the benefit should your Contract Value fall to zero during the initial ten-year annuitization waiting period.

•        May reset the guaranteed earnings income base to equal the Contract Value, if higher, on each contract anniversary prior to the annuitant’s 81st birthday.

•        Cannot purchase before the annuitant is 45 or once the annuitant is 79.

•        Investment Restrictions.

	Those who want to protect their retirement income but still desire market exposure.	1.50% (maximum) 0.95% (current)

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•

the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of

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future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAN.

Contract Owner Inquiries

Direct any questions to National Security, Variable Annuity Administration, P.O. Box 5378, Cincinnati, Ohio 45201-5378; telephone 1-877-446-6020 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAN are a part of, and are taxed with, our operations, VAN is not separately taxed as a “regulated investment company” under Subchapter M of the Code.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAN or upon capital gains realized by VAN on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

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When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

•	incident to divorce, or

•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.

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In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59  1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70  1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

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Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 7 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our administrative office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $56,000 in 2011, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $56,000 and $66,000. For married couples filing jointly, the applicable dollar limitation is $90,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $90,000-$110,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $66,000 for individuals and $110,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,000 in 2011 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2011. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,000 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $16,500 for 2011.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $49,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the

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deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $10,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $10,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10%

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penalty tax if you are not at least age 59  1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59  1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

Distribution at Retirement

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70  1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $179,000 for married individuals filing jointly and less than $122,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $169,000 and $179,000 for married and between $107,000 and $122,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within

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the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $11,500 in 2011. Employees age 50 and older may contribute an additional $2,500 in 2011. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

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Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 3 years after amounts are deposited into the policy as follows: Year 1- 7%, Year 2- 7%, Year 3- 7%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form 6725-NSLAC	52

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
Money Market Portfolio	2006	$12.16	$12.36	8,893
	2007	$12.36	$12.85	15,744
	2008	$12.85	$12.96	837
	2009	$12.96	$12.85	3,078
	2010	$12.85	$12.73	5,588
Equity Portfolio	2006	$11.07	$12.98	7,713
	2007	$12.98	$12.10	17,934
	2008	$12.10	$5.42	7,354
	2009	$5.42	$7.47	6,875
	2010	$7.47	$7.99	7,273
Bond Portfolio	2006	$14.26	$14.68	4,843
	2007	$14.68	$15.09	6,590
	2008	$15.09	$13.24	1,196
	2009	$13.24	$15.87	5,459
	2010	$15.87	$16.96	5,629
International Portfolio	2006	$11.45	$12.42	14,196
	2007	$12.42	$13.47	23,008
	2008	$13.47	$7.20	4,703
	2009	$7.20	$9.86	7,258
	2010	$9.86	$11.41	7,069
High Income Bond Portfolio	2006	$13.80	$14.63	3,697
	2007	$14.63	$15.01	4,096
	2008	$15.01	$11.11	3,021
	2009	$11.11	$16.43	16,293
	2010	$16.43	$18.58	38,935
Bristol Portfolio	2006	$12.77	$14.22	4,047
	2007	$14.22	$15.18	7,636
	2008	$15.18	$8.95	11,579
	2009	$8.95	$12.04	32,236
	2010	$12.04	$13.50	43,008
Bryton Growth Portfolio	2006	$10.20	$11.71	4,953
	2007	$11.71	$12.76	9,085
	2008	$12.76	$7.64	13,769
	2009	$7.64	$10.28	37,751

Form 6725-NSLAC	53

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$10.28	$12.64	36,953
Omni Portfolio	2007	$9.35	$9.92	0
	2008	$9.92	$6.74	0
	2009	$6.74	$8.89	5,263
	2010	$8.89	$9.97	5,063
Capital Appreciation Portfolio	2007	$20.42	$21.01	1,100
	2008	$21.01	$12.70	665
	2009	$12.70	$17.98	6,190
	2010	$17.98	$20.85	6,416
Millennium Portfolio	2007	$7.99	$9.98	0
	2008	$9.98	$5.68	0
	2009	$5.68	$6.80	45,768
	2010	$6.80	$8.38	109
International Small-Mid Company Portfolio	2007	$18.04	$21.01	570
	2008	$21.01	$10.14	570
	2009	$10.14	$14.68	4,363
	2010	$14.68	$17.41	3,999
Mid Cap Opportunity Portfolio	2007	$16.75	$19.57	2,281
	2008	$19.57	$9.45	10,978
	2009	$9.45	$13.16	3,302
	2010	$13.16	$15.60	3,265
Aggressive Growth Portfolio	2007	$6.09	$7.82	0
	2008	$7.82	$4.36	0
	2009	$4.36	$6.17	4,397
	2010	$6.17	$6.72	4,897
Small Cap Growth Portfolio	2007	$6.82	$7.75	0
	2008	$7.75	$4.02	0
	2009	$4.02	$6.00	8,743
	2010	$6.00	$7.73	9,621
S&P 500® Index Portfolio	2007	$13.45	$14.00	7,773
	2008	$14.00	$8.70	22,871
	2009	$8.70	$10.85	8,924
	2010	$10.85	$12.31	14,290
Strategic Value Portfolio	2007	$13.23	$11.97	0
	2008	$11.97	$8.51	0
	2009	$8.51	$9.40	0
	2010	$9.40	$10.44	0
Nasdaq-100® Index Portfolio	2007	$4.26	$5.00	34,666
	2008	$5.00	$2.88	58,187
	2009	$2.88	$4.38	25,685
	2010	$4.38	$5.19	24,426

Form 6725-NSLAC	54

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Capital Growth Portfolio	2007	$22.18	$24.45	0
	2008	$24.45	$15.42	0
	2009	$15.42	$20.67	0
	2010	$20.67	$27.95	0
Balanced Portfolio	2009	$10.44	$12.92	0
	2010	$12.92	$13.80	0
U.S. Equity Portfolio	2007	$13.41	$15.05	0
	2008	$15.05	$7.76	0
	2009	$7.76	$8.96	0
	2010	$8.96	$9.99	0
Income Opportunity Portfolio	2007	$11.26	$12.09	0
	2008	$12.09	$9.48	0
	2009	$9.48	$10.64	0
	2010	$10.64	$11.29	0
Target VIP	2007	$11.16	$12.09	0
	2008	$12.09	$6.79	733
	2009	$6.79	$7.72	4,759
	2010	$7.72	$9.14	4,711
Target Equity/Income Portfolio	2007	$10.96	$12.00	0
	2008	$12.00	$6.53	4,033
	2009	$6.53	$7.27	4,470
	2010	$7.27	$8.88	4,828
Bristol Growth Portfolio	2007	$10.00	$10.28	0
	2008	$10.28	$6.05	0
	2009	$6.05	$8.53	5,536
	2010	$8.53	$9.54	44,818
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund (successor to Morgan Stanley UIF International Growth Equity Portfolio)	2007	$10.80	$12.23	6,362
	2008	$12.23	$6.24	53,972
	2009	$6.24	$8.44	134,024
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2007	$14.48	$15.33	10,796
	2008	$15.33	$10.68	11,239
	2009	$10.68	$12.94	13,652
	2010	$12.94	$9.20	15,530

Form 6725-NSLAC	55

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2008	$10.00	$6.29	226
	2009	$6.29	$8.05	3,969
	2010	$8.05	$9.39	4,131
Fidelity® Variable Insurance Products Funds (Service Class 2)
VIP Equity-Income Portfolio	2006	$13.25	$14.83	14,274
	2007	$14.83	$14.89	19,928
	2008	$14.89	$8.44	10,140
	2009	$8.44	$10.86	15,580
	2010	$10.86	$12.37	15,952
VIP Contrafund® Portfolio	2007	$13.31	$15.48	23,557
	2008	$15.48	$8.79	35,734
	2009	$8.79	$11.81	38,634
	2010	$11.81	$13.68	39,171
VIP Mid Cap Portfolio	2007	$21.03	$24.04	9,691
	2008	$24.04	$14.39	26,687
	2009	$14.39	$19.93	15,362
	2010	$19.93	$25.39	15,262
VIP Growth Portfolio	2007	$7.07	$8.88	1,343
	2008	$8.88	$4.64	2,844
	2009	$4.64	$5.88	2,844
	2010	$5.88	$7.22	2,844
VIP Real Estate Portfolio	2008	$10.00	$5.30	0
	2009	$5.30	$7.22	0
	2010	$7.22	$9.31	40,480
Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income Securities Fund	2007	$12.19	$12.53	8,377
	2008	$12.53	$8.74	9,909
	2009	$8.74	$11.74	9,692
	2010	$11.74	$13.11	6,912
Franklin Flex Cap Growth Securities Fund	2007	$11.65	$13.20	19,979
	2008	$13.20	$8.46	46,611
	2009	$8.46	$11.15	38,732
	2010	$11.15	$12.84	29,907
Templeton Foreign Securities Fund	2007	$13.50	$15.45	10,757
	2008	$15.45	$9.13	9,848
	2009	$9.13	$12.40	13,041
	2010	$12.40	$13.32	38,200

Form 6725-NSLAC	56

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income Securities Fund	2008	$10.00	$6.93	13,075
	2009	$6.93	$9.29	45,182
	2010	$9.29	$10.37	45,090
Franklin Flex Cap Growth Securities Fund	2008	$10.00	$6.66	11,217
	2009	$6.66	$8.78	125,249
	2010	$8.78	$10.10	131,625
Templeton Foreign Securities Fund	2008	$10.00	$6.21	807
	2009	$6.21	$8.43	20,107
	2010	$8.43	$9.05	164,874
Franklin Templeton VIP Founding Funds Allocation Fund	2008	$10.00	$6.63	0
	2009	$6.63	$8.54	1,140
	2010	$8.54	$9.33	1,134
Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2006	$11.37	$12.57	12,436
	2007	$12.57	$12.64	33,739
	2008	$12.64	$8.20	48,069
	2009	$8.20	$9.62	63,993
	2010	$9.62	$10.60	67,681
Goldman Sachs Structured U.S. Equity Fund	2007	$13.15	$12.82	0
	2008	$12.82	$8.00	0
	2009	$8.00	$9.61	0
	2010	$9.61	$10.75	0
Goldman Sachs Strategic Growth Fund	2007	$11.94	$13.03	0
	2008	$13.03	$7.52	0
	2009	$7.52	$11.01	0
	2010	$11.01	$12.09	0
Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2008	$10.00	$6.57	10,478

Form 6725-NSLAC	57

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2009	$6.57	$7.68	197,350
	2010	$7.68	$8.44	291,101
Goldman Sachs Structured U.S. Equity Fund	2008	$10.00	$6.57	0
	2009	$6.57	$7.87	0
	2010	$7.87	$8.78	0
Goldman Sachs Strategic Growth Fund	2008	$10.00	$5.93	0
	2009	$5.93	$8.67	7,089
	2010	$8.67	$9.50	8,165
Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2008	$10.00	$9.11	13,511
	2009	$9.11	$11.30	35,053
	2010	$11.30	$12.17	45,272
Ivy Funds Global Natural Resources	2008	$10.00	$6.05	0
	2009	$6.05	$10.41	8,475
	2010	$10.41	$12.08	14,633
Ivy Funds VIP Science and Technology	2008	$10.00	$8.23	0
	2009	$8.23	$11.73	4,208
	2010	$11.73	$13.11	4,796
Janus Aspen Series (Service Shares)
Overseas Portfolio	2006	$10.45	$13.15	14,623
	2007	$13.15	$16.69	17,949
	2008	$16.69	$7.90	19,940
	2009	$7.90	$14.02	24,081
	2010	$14.02	$17.37	20,845
Janus Portfolio	2007	$6.69	$7.61	0
	2008	$7.61	$4.54	795
	2009	$4.54	$6.12	19,566
	2010	$6.12	$6.93	19,420
Worldwide Portfolio	2007	$7.02	$7.61	0
	2008	$7.61	$4.16	0
	2009	$4.16	$5.67	1,458
	2010	$5.67	$6.49	1,451
Balanced Portfolio	2007	$12.01	$13.12	1,445
	2008	$13.12	$10.92	1,412
	2009	$10.92	$13.59	10,644
	2010	$13.59	$14.56	9,921

Form 6725-NSLAC	58

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2007	$19.67	$18.09	280
	2008	$18.09	$11.39	308
	2009	$11.39	$17.24	22,435
	2010	$17.24	$21.14	17,934
Lazard Retirement Emerging Markets Equity Portfolio	2007	$26.57	$35.09	1,440
	2008	$35.09	$17.83	11,770
	2009	$17.83	$30.02	21,080
	2010	$30.02	$36.50	25,949
Lazard Retirement International Equity Portfolio	2007	$13.92	$15.28	35,527
	2008	$15.28	$9.54	65,965
	2009	$9.54	$11.48	126,036
	2010	$11.48	$12.15	173,574
Lazard Retirement U.S. Strategic Equity Portfolio	2007	$12.37	$12.14	3,970
	2008	$12.14	$7.79	8,456
	2009	$7.79	$9.79	18,259
	2010	$9.79	$10.95	18,379
Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	2007	$20.32	$20.39	0
	2008	$20.39	$12.81	0
	2009	$12.81	$16.43	831
	2010	$16.43	$18.98	1,539
Legg Mason ClearBridge Variable Equity Income Builder Portfolio	2007	$13.76	$14.26	0
	2008	$14.26	$9.19	0
	2009	$9.19	$11.19	0
	2010	$11.19	$12.45	0
Legg Mason ClearBridge Variable Large Cap Value Portfolio	2007	$16.52	$17.01	0
	2008	$17.01	$10.86	0
	2009	$10.86	$13.39	0
	2010	$13.39	$14.53	0
MFS® Variable Insurance Trust (Service Class)

Form 6725-NSLAC	59

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
MFS® Mid Cap Growth Series	2006	$9.09	$9.88	5,810
	2007	$9.88	$10.72	6,531
	2008	$10.72	$5.14	1,582
	2009	$5.14	$7.20	5,269
	2010	$7.20	$9.22	4,747
MFS® Investors Growth Stock Series	2007	$11.07	$12.18	0
	2008	$12.18	$7.61	0
	2009	$7.61	$10.49	0
	2010	$10.49	$11.66	0
MFS® New Discovery Series	2007	$12.67	$12.84	0
	2008	$12.84	$7.69	0
	2009	$7.69	$12.42	1,902
	2010	$12.42	$16.74	1,684
MFS® Total Return Series	2007	$13.70	$14.11	0
	2008	$14.11	$10.86	0
	2009	$10.86	$12.67	10,690
	2010	$12.67	$13.77	10,818
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Regency Portfolio	2006	$9.22	$10.21	15,560
	2007	$10.21	$10.43	28,899
	2008	$10.43	$5.58	35,018
	2009	$5.58	$8.09	7,937
	2010	$8.09	$10.10	7,425
PIMCO Variable Insurance Trust (Administrative Share Class)
Total Return Portfolio	2006	$11.36	$11.81	39,060
	2007	$11.81	$12.73	68,037
	2008	$12.73	$13.22	48,017
	2009	$13.22	$14.94	216,856
	2010	$14.94	$15.96	83,449
Real Return Portfolio	2007	$12.57	$13.78	2,410
	2008	$13.78	$12.70	13,803
	2009	$12.70	$14.90	41,754
	2010	$14.90	$16.01	314,403
Global Bond Portfolio (Unhedged)	2007	$12.77	$13.89	1,065
	2008	$13.89	$13.65	12,109
	2009	$13.65	$15.80	55,987
	2010	$15.80	$17.49	36,661
CommodityRealReturn® Strategy Portfolio	2009	$6.25	$8.77	34,664
	2010	$8.77	$10.83	43,374

Form 6725-NSLAC	60

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2007	$7.48	$8.27	0
	2008	$8.27	$5.12	0
	2009	$5.12	$7.23	1,478
	2010	$7.23	$7.99	1,750
Jennison 20/20 Focus Portfolio	2007	$14.48	$15.80	4,846
	2008	$15.80	$9.49	19,876
	2009	$9.49	$14.81	45,102
	2010	$14.81	$15.76	98,182
Royce Capital Fund (Investment Class Shares)
Small Cap Portfolio	2007	$21.37	$20.72	21,597
	2008	$20.72	$14.96	30,476
	2009	$14.96	$20.04	35,133
	2010	$20.04	$23.94	42,670
Micro-Cap Portfolio	2007	$22.06	$22.73	1,536
	2008	$22.73	$12.78	13,695
	2009	$12.78	$20.02	9,370
	2010	$20.02	$25.78	10,094
The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF U.S. Real Estate Portfolio	2006	$23.67	$27.29	2,221
	2007	$27.29	$22.38	5,047
	2008	$22.38	$13.74	6,760
	2009	$13.74	$17.49	23,319
	2010	$17.49	$22.46	2,131
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2007	$12.59	$13.13	5,928
	2008	$13.13	$11.65	17,729
	2009	$11.65	$12.63	889
	2010	$12.63	$13.38	1,000
Morgan Stanley UIF Growth Portfolio	2007	$10.27	$12.38	0
	2008	$12.38	$6.21	554
	2009	$6.21	$10.17	24,295
	2010	$10.17	$12.36	24,312

Form 6725-NSLAC	61

Statement of Additional Information Contents

National Security

Custodian

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

1940 Act File Number 811-10619

1933 Act File Number 333-131513

Form 6725-NSLAC	62

National Security Variable Account N

of

National Security Life and Annuity Company

Administrative Office:

One Financial Way

Montgomery, Ohio 45242

Telephone 1-877-446-6020

NScore Value VA

Statement of Additional Information

May 1, 2011

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for National Security Variable Account N (“VAN”) flexible purchase payment individual variable annuity contracts dated May 1, 2011. To get a free copy of the prospectus for VAN, write or call us at the above address.

TABLE OF CONTENTS

National Security	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	2
Total Return	2

National Security

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as the Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York “Security Mutual” and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. Security Mutual is a New York domiciled mutual life insurance company. Ohio National Life is an Ohio domiciled insurance company. Our home office is at 100 Court Street, Binghamton, New York 13902. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

Custodian

National Security Life and Annuity Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAN’s assets.

Independent Registered Public Accounting Firm

The financial statements of National Security Variable Account N and the financial statements and schedules of National Security Life and Annuity Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report covering the December 31, 2010 financial statements and schedules of National Security Life and Annuity Company refers to a change in the method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAN, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2010	$1,081,747	None
2009	$2,945,777	None
2008	$1,129,475	None

Calculation of Money Market Yield

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:	P = a hypothetical initial payment of $1,000,
T = the average annual total return,
n = the number of years, and

2

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT
This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.
This Annual Report has four major sections:
Statements of Assets and Contract Owners’ Equity
These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.
Statements of Operations
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).
Statements of Changes in Contract Owners’ Equity
The Statements of Changes in Contract Owners’ Equity include the increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrate contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.
Notes to Financial Statements
The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2010

	Assets	Contract owners’ equity
		Contracts in
	Investments,	accumulation period
	at fair value	(note 6)
Ohio National Fund, Inc.:
Equity Subaccount 90,818 Shares (Cost $2,193,837)	$1,790,927	$1,790,927
Money Market Subaccount 226,956 Shares (Cost $2,269,555)	2,269,555	2,269,555
Bond Subaccount 109,581 Shares (Cost $1,270,117)	1,447,564	1,447,564
Omni Subaccount 9,547 Shares (Cost $135,355)	153,514	153,514
International Subaccount 306,631 Shares (Cost $3,352,679)	3,740,899	3,740,899
Capital Appreciation Subaccount 75,527 Shares (Cost $1,313,154)	1,538,482	1,538,482
Millennium Subaccount 4,989 Shares (Cost $80,262)	108,207	108,207
International Small-Mid Company Subaccount 10,679 Shares (Cost $210,917)	248,187	248,187
Aggressive Growth Subaccount 45,826 Shares (Cost $351,402)	374,401	374,401
Small Cap Growth Subaccount 13,431 Shares (Cost $130,331)	172,721	172,721
Mid Cap Opportunity Subaccount 28,730 Shares (Cost $446,825)	529,490	529,490
S&P 500 Index Subaccount 65,829 Shares (Cost $792,233)	869,595	869,595
Strategic Value Subaccount 33,366 Shares (Cost $291,971)	312,307	312,307
High Income Bond Subaccount 287,546 Shares (Cost $3,022,550)	3,539,692	3,539,692
Capital Growth Subaccount 7,374 Shares (Cost $158,893)	204,115	204,115
Nasdaq-100 Index Subaccount 95,753 Shares (Cost $432,172)	544,837	544,837
Bristol Subaccount 244,773 Shares (Cost $2,687,015)	3,062,106	3,062,106
Bryton Growth Subaccount 174,556 Shares (Cost $1,857,599)	2,368,724	2,368,724
U.S. Equity Subaccount 68,161 Shares (Cost $823,071)	697,291	697,291
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2010

	Assets	Contract owners’ equity
		Contracts in
	Investments,	accumulation period
	at fair value	(note 6)
Ohio National Fund, Inc.: (continued)
Balanced Subaccount 1,518 Shares (Cost $19,839)	$21,056	$21,056
Income Opportunity Subaccount 1,716 Shares (Cost $17,727)	20,577	20,577
Target VIP Subaccount 21,431 Shares (Cost $196,721)	195,241	195,241
Target Equity/Income Subaccount 129,885 Shares (Cost $1,440,218)	1,118,311	1,118,311
Bristol Growth Subaccount 155,089 Shares (Cost $1,265,943)	1,526,073	1,526,073
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 1,625 Shares (Cost $30,305)	29,926	29,926
The Universal Institutional Funds, Inc. — Class II (Morgan Stanley UIF) (b):
Core Plus Fixed Income Subaccount 51,704 Shares (Cost $519,869)	516,519	516,519
U.S. Real Estate Subaccount 120,615 Shares (Cost $1,381,389)	1,548,695	1,548,695
Capital Growth Subaccount 20,883 Shares (Cost $317,305)	425,811	425,811
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 3):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount 48,576 Shares (Cost $354,930)	442,529	442,529
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Large Cap Value Subaccount (a) 538,444 Shares (Cost $6,041,057)	5,513,668	5,513,668
Structured U.S. Equity Subaccount 71,340 Shares (Cost $851,804)	754,059	754,059
Strategic Growth Subaccount (a) 17,104 Shares (Cost $185,740)	205,414	205,414
Lazard Retirement Series, Inc. — Service Shares:
Emerging Markets Equity Subaccount 213,744 Shares (Cost $4,044,793)	4,986,645	4,986,645
U.S. Small-Mid Cap Equity Subaccount 165,950 Shares (Cost $1,483,234)	1,832,087	1,832,087
U.S. Strategic Equity Subaccount 21,917 Shares (Cost $200,793)	201,198	201,198
International Equity Subaccount 763,825 Shares (Cost $7,426,921)	7,852,120	7,852,120
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2010

	Assets	Contract owners’ equity
		Contracts in
	Investments,	accumulation period
	at fair value	(note 6)
The Prudential Series Fund, Inc. — Class II:
Jennison 20/20 Focus Subaccount 452,276 Shares (Cost $5,788,296)	$6,924,341	$6,924,341
Jennison Subaccount 6,841 Shares (Cost $131,684)	156,737	156,737
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 95,928 Shares (Cost $2,543,233)	3,082,167	3,082,167
VIP Contrafund Subaccount 188,548 Shares (Cost $4,268,762)	4,428,994	4,428,994
VIP Growth Subaccount 1,435 Shares (Cost $50,840)	52,698	52,698
VIP Equity-Income Subaccount 73,127 Shares (Cost $1,602,708)	1,371,128	1,371,128
VIP Real Estate Subaccount 112,560 Shares (Cost $1,320,568)	1,566,829	1,566,829
Janus Aspen Series — Service Shares:
Janus Subaccount 30,803 Shares (Cost $610,738)	740,202	740,202
Worldwide Subaccount 1,265 Shares (Cost $35,039)	37,683	37,683
Balanced Subaccount 23,075 Shares (Cost $609,707)	678,878	678,878
Overseas Subaccount 81,764 Shares (Cost $3,654,789)	4,582,041	4,582,041
J.P. Morgan Insurance Trust — Class I:
Small Cap Core Subaccount 9,080 Shares (Cost $105,249)	135,741	135,741
Mid Cap Value Subaccount 351,192 Shares (Cost $1,630,573)	2,388,104	2,388,104
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 18,226 Shares (Cost $248,343)	323,325	323,325
Investors Growth Stock Subaccount 4,819 Shares (Cost $41,962)	51,856	51,856
Mid Cap Growth Subaccount 49,496 Shares (Cost $284,623)	289,057	289,057
Total Return Subaccount 27,572 Shares (Cost $454,449)	509,525	509,525
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2010

	Assets	Contract owners’ equity
		Contracts in
	Investments,	accumulation period
	at fair value	(note 6)
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 510,096 Shares (Cost $6,488,427)	$6,702,656	$6,702,656
Total Return Subaccount 1,887,281 Shares (Cost $20,676,474)	20,911,072	20,911,072
Global Bond Subaccount 213,486 Shares (Cost $2,815,094)	2,879,926	2,879,926
CommodityRealReturn Strategy Subaccount 229,132 Shares (Cost $1,898,203)	2,064,482	2,064,482
Royce Capital Fund — Investment Class:
Micro-Cap Subaccount 115,598 Shares (Cost $1,118,706)	1,407,984	1,407,984
Small-Cap Subaccount 455,464 Shares (Cost $3,941,968)	4,759,600	4,759,600
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 10,941 Shares (Cost $374,153)	385,438	385,438
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount 153,401 Shares (Cost $2,067,397)	2,192,095	2,192,095
Franklin Flex Cap Growth Securities Subaccount 104,113 Shares (Cost $1,203,947)	1,322,232	1,322,232
Franklin Income Securities Subaccount 57,604 Shares (Cost $885,141)	853,690	853,690
Legg Mason Partners Variable Equity Trust — Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount (a) 6,318 Shares (Cost $134,137)	124,341	124,341
Legg Mason ClearBridge Variable Large Cap Value Subaccount (a) 895 Shares (Cost $11,564)	11,817	11,817
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 62,302 Shares (Cost $846,043)	1,033,587	1,033,587
ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount 14,728 Shares (Cost $72,473)	68,483	68,483
Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount 17,978 Shares (Cost $200,229)	264,820	264,820
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2010

	Assets	Contract owners’ equity
		Contracts in
	Investments,	accumulation period
	at fair value	(note 6)
Goldman Sachs Variable Insurance Trust — Service Shares:
Large Cap Value Subaccount (a) 997,362 Shares (Cost $8,835,423)	$10,203,014	$10,203,014
Structured U.S. Equity Subaccount 5,098 Shares (Cost $48,883)	53,940	53,940
Strategic Growth Subaccount (a) 11,911 Shares (Cost $127,721)	142,930	142,930
Franklin Templeton Variable Insurance Products Trust — Class 4:
Templeton Foreign Securities Subaccount 382,187 Shares (Cost $4,626,298)	5,514,963	5,514,963
Franklin Flex Cap Growth Securities Subaccount 442,128 Shares (Cost $4,461,908)	5,584,070	5,584,070
Franklin Income Securities Subaccount 71,318 Shares (Cost $947,044)	1,072,628	1,072,628
Franklin Templeton VIP Founding Funds Allocation Subaccount 43,568 Shares (Cost $298,218)	335,909	335,909
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount 352,562 Shares (Cost $3,111,204)	3,494,455	3,494,455
VIP Global Natural Resources Subaccount 175,994 Shares (Cost $918,104)	1,184,209	1,184,209
VIP Science and Technology Subaccount 16,873 Shares (Cost $252,193)	282,280	282,280

Totals	$151,332,470	$151,332,470

(a)	Name change was effective April 30, 2010:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount formerly known as Legg Mason ClearBridge Variable Fundamental Value
Legg Mason ClearBridge Variable Large Cap Value Subaccount formerly known as Legg Mason ClearBridge Variable Investors
Large Cap Value Subaccount formerly known as Growth and Income
Strategic Growth Subaccount formerly known as Capital Growth

(b)	Name change was effective May 1, 2010:
The Universal Institutional Funds, Inc. (Morgan Stanley UIF) formerly known as Van Kampen Universal Institutional Funds

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2010

	Ohio National Fund, Inc.
								International
		Money				Capital		Small-Mid
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Company
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$3,451	$0	$0	$2,236	$0	$3,398	$0	$0
Risk and administrative expense (note 2)	(23,294)	(35,309)	(18,492)	(1,423)	(48,220)	(19,006)	(9,659)	(2,700)

Net investment activity	(19,843)	(35,309)	(18,492)	813	(48,220)	(15,608)	(9,659)	(2,700)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(67,340)	(5)	22,276	649	(17,391)	9,424	91,219	159
Unrealized gain (loss)	205,563	0	79,053	16,167	583,596	218,653	(109,363)	41,249

Net gain (loss) on investments	138,223	(5)	101,329	16,816	566,205	228,077	(18,144)	41,408

Net increase (decrease) in contract owners’ equity from operations	$118,380	$(35,314)	$82,837	$17,629	$517,985	$212,469	$(27,803)	$38,708

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2010

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$0	$0	$0	$10,871	$10,019	$0	$0	$1,593
Risk and administrative expense (note 2)	(4,144)	(1,728)	(6,161)	(9,946)	(2,448)	(31,701)	(1,276)	(6,170)

Net investment activity	(4,144)	(1,728)	(6,161)	925	7,571	(31,701)	(1,276)	(4,577)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	179	1,726	927	(2,105)	5,548	60,229	3,937	5,455
Unrealized gain (loss)	30,578	38,506	85,757	110,086	11,341	279,034	43,971	81,986

Net gain (loss) on investments	30,757	40,232	86,684	107,981	16,889	339,263	47,908	87,441

Net increase (decrease) in contract owners’ equity from operations	$26,613	$38,504	$80,523	$108,906	$24,460	$307,562	$46,632	$82,864

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2010

	Ohio National Fund, Inc.

		Bryton			Income	Target	Target	Bristol
	Bristol	Growth	U.S. Equity	Balanced	Opportunity	VIP	Equity/Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$16,762	$0	$4,763	$413	$0	$2,368	$12,903	$4,666
Risk and administrative expense (note 2)	(33,624)	(26,831)	(8,685)	(260)	(267)	(2,033)	(14,026)	(9,103)

Net investment activity	(16,862)	(26,831)	(3,922)	153	(267)	335	(1,123)	(4,437)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	21,870	53,398	(8,573)	52	28	(1,847)	(41,510)	14,804
Unrealized gain (loss)	340,463	419,662	80,831	1,060	1,330	30,949	243,795	258,006

Net gain (loss) on investments	362,333	473,060	72,258	1,112	1,358	29,102	202,285	272,810

Net increase (decrease) in contract owners’ equity from operations	$345,471	$446,229	$68,336	$1,265	$1,091	$29,437	$201,162	$268,373

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2010

	Wells Fargo					AIM Variable
	Advantage					Insurance Funds
	Variable Trust	The Universal Institutional Funds, Inc. — Class II				(Invesco Variable
	Funds	(Morgan Stanley UIF)				Insurance Funds)
						Invesco Van
				International		Kampen V.I.
		Core Plus	U.S. Real	Growth Equity	Capital	Intl. Growth
	Opportunity	Fixed Income	Estate	Subaccount	Growth	Equity Series II
	Subaccount	Subaccount	Subaccount	(note 3)	Subaccount	Subaccount (note 3)
	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$199	$29,839	$61,595	$67,208	$0	$0
Risk and administrative expense (note 2)	(364)	(7,848)	(29,854)	(22,503)	(3,401)	(8,004)

Net investment activity	(165)	21,991	31,741	44,705	(3,401)	(8,004)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(92)	(915)	(159,017)	(425,832)	1,185	74,619
Unrealized gain (loss)	5,670	9,746	560,479	(211,277)	78,442	87,598

Net gain (loss) on investments	5,578	8,831	401,462	(637,109)	79,627	162,217

Net increase (decrease) in contract owners’ equity from operations	$5,413	$30,822	$433,203	$(592,404)	$76,226	$154,213

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2010

	Goldman Sachs Variable Insurance			Lazard Retirement Series, Inc. —
	Trust — Institutional Shares			Service Shares:
				Emerging	U.S.	U.S.
	Large Cap	Structured	Strategic	Markets	Small-Mid	Strategic	International
	Value	U.S. Equity	Growth	Equity	Cap Equity	Equity	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$42,729	$10,738	$839	$53,557	$5,183	$1,291	$97,292
Risk and administrative expense (note 2)	(67,373)	(9,671)	(2,646)	(54,376)	(22,965)	(1,623)	(79,908)

Net investment activity	(24,644)	1,067	(1,807)	(819)	(17,782)	(332)	17,384

Reinvested capital gains	0	0	0	0	147,192	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(170,926)	(26,722)	255	97,885	122,637	(203)	(10,073)
Unrealized gain (loss)	709,119	106,454	19,163	736,017	64,407	21,898	511,421

Net gain (loss) on investments	538,193	79,732	19,418	833,902	187,044	21,695	501,348

Net increase (decrease) in contract owners’ equity from operations	$513,549	$80,799	$17,611	$833,083	$316,454	$21,363	$518,732

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2010

	The Prudential Series		Fidelity Variable Insurance Products Fund —
	Fund, Inc. — Class II		Service Class 2
	Jennison		VIP	VIP	VIP	VIP Equity-	VIP Real
	20/20 Focus	Jennison	Mid Cap	Contrafund	Growth	Income	Estate
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$0	$15	$3,366	$40,797	$11	$20,738	$15,926
Risk and administrative expense (note 2)	(63,464)	(1,396)	(34,290)	(52,139)	(866)	(16,980)	(9,636)

Net investment activity	(63,464)	(1,381)	(30,924)	(11,342)	(855)	3,758	6,290

Reinvested capital gains	0	0	8,443	1,865	184	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	72,196	636	43,915	(30,970)	(19,887)	(78,533)	26,892
Unrealized gain (loss)	760,058	16,951	601,183	621,311	26,570	241,854	235,249

Net gain (loss) on investments	832,254	17,587	645,098	590,341	6,683	163,321	262,141

Net increase (decrease) in contract owners’ equity from operations	$768,790	$16,206	$622,617	$580,864	$6,012	$167,079	$268,431

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2010

					J.P. Morgan Insurance
	Janus Aspen Series — Service Shares				Trust — Class I
					Small Cap	Mid Cap
	Janus	Worldwide	Balanced	Overseas	Core	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$2,503	$166	$16,542	$22,016	$0	$25,541
Risk and administrative expense (note 2)	(8,228)	(430)	(8,141)	(53,935)	(2,226)	(29,816)

Net investment activity	(5,725)	(264)	8,401	(31,919)	(2,226)	(4,275)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	25,444	(18)	3,694	118,371	60,899	114,923
Unrealized gain (loss)	58,936	4,922	30,518	759,360	(19,167)	314,934

Net gain (loss) on investments	84,380	4,904	34,212	877,731	41,732	429,857

Net increase (decrease) in contract owners’ equity from operations	$78,655	$4,640	$42,613	$845,812	$39,506	$425,582

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2010

					PIMCO Variable Insurance Trust —
	MFS Variable Insurance Trust — Service Class				Administrative Shares
								Commodity
	New	Investors	Mid Cap	Total	Real	Total	Global	RealReturn
	Discovery	Growth Stock	Growth	Return	Return	Return	Bond	Strategy
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$0	$149	$0	$13,771	$71,419	$426,845	$88,263	$254,430
Risk and administrative expense (note 2)	(3,058)	(710)	(3,553)	(6,588)	(66,470)	(227,833)	(41,967)	(20,713)

Net investment activity	(3,058)	(561)	(3,553)	7,183	4,949	199,012	46,296	233,717

Reinvested capital gains	0	0	0	0	54,127	584,136	65,030	34,500

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	8,111	630	(12,032)	4,061	24,511	163,517	(12,222)	3,388
Unrealized gain (loss)	69,851	4,821	82,784	26,496	208,808	130,910	145,581	135,498

Net gain (loss) on investments	77,962	5,451	70,752	30,557	233,319	294,427	133,359	138,886

Net increase (decrease) in contract owners’ equity from operations	$74,904	$4,890	$67,199	$37,740	$292,395	$1,077,575	$244,685	$407,103

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2010

			Dreyfus
			Variable
			Investment
	Royce Capital Fund —		Fund —	Franklin Templeton Variable
	Investment Class		Service Shares	Insurance Products Trust — Class 2
				Templeton	Franklin Flex	Franklin
				Foreign	Cap Growth	Income
	Micro-Cap	Small-Cap	Appreciation	Securities	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$22,980	$5,176	$6,726	$13,792	$0	$54,499
Risk and administrative expense (note 2)	(14,812)	(48,595)	(3,848)	(17,386)	(18,468)	(11,065)

Net investment activity	8,168	(43,419)	2,878	(3,594)	(18,468)	43,434

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	26,020	57,864	(5,492)	(8,211)	(64,503)	(24,613)
Unrealized gain (loss)	275,392	705,390	48,896	311,867	219,596	69,937

Net gain (loss) on investments	301,412	763,254	43,404	303,656	155,093	45,324

Net increase (decrease) in contract owners’ equity from operations	$309,580	$719,835	$46,282	$300,062	$136,625	$88,758

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2010

				Neuberger	ALPS
				Berman	Variable	Federated
				Advisers	Insurance	Insurance
	Legg Mason Partners Variable			Management	Trust —	Series —
	Equity Trust — Class I			Trust — S Class	Class II	Service Shares
	Legg Mason	Legg Mason	Legg Mason
	ClearBridge	ClearBridge	ClearBridge
	Variable	Variable	Variable		AVS Listed
	Fundamental	Equity Income	Large Cap	AMT	Private	Kaufmann
	All Cap Value	Builder	Value	Regency	Equity	Fund II
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$1,830	$0	$211	$3,135	$19,087	$0
Risk and administrative expense (note 2)	(1,343)	(263)	(73)	(13,433)	(1,285)	(2,850)

Net investment activity	487	(263)	138	(10,298)	17,802	(2,850)

Reinvested capital gains	0	0	0	0	10,730	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(902)	11,406	(2)	16,706	7,802	3,556
Unrealized gain (loss)	15,941	(10,220)	423	215,663	(8,321)	34,134

Net gain (loss) on investments	15,039	1,186	421	232,369	(519)	37,690

Net increase (decrease) in contract owners’ equity from operations	$15,526	$923	$559	$222,071	$28,013	$34,840

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2010

				Franklin Templeton
	Goldman Sachs Variable Insurance Trust — Service Shares			Variable Insurance Products Trust — Class 4
							Franklin
				Templeton	Franklin Flex	Franklin	Templeton
	Large Cap	Structured	Strategic	Foreign	Cap Growth	Income	VIP Founding
	Value	U.S. Equity	Growth	Securities	Securities	Securities	Fund Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$61,139	$645	$231	$10,991	$0	$59,974	$6,829
Risk and administrative expense (note 2)	(101,560)	(743)	(1,237)	(34,460)	(62,883)	(11,658)	(4,400)

Net investment activity	(40,421)	(98)	(1,006)	(23,469)	(62,883)	48,316	2,429

Reinvested capital gains	0	0	0	0	0	0	26

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	118,648	6	325	36,006	119,516	31,411	1,033
Unrealized gain (loss)	893,750	5,470	11,237	866,848	580,451	31,157	23,714

Net gain (loss) on investments	1,012,398	5,476	11,562	902,854	699,967	62,568	24,747

Net increase (decrease) in contract owners’ equity from operations	$971,977	$5,378	$10,556	$879,385	$637,084	$110,884	$27,202

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2010

	Ivy Funds Variable Insurance Portfolios, Inc.
		VIP Global	VIP
	VIP Asset	Natural	Science and
	Strategy	Resources	Technology	Total
	Subaccount	Subaccount	Subaccount	Subaccounts
	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$29,980	$0	$0	$1,743,636
Risk and administrative expense (note 2)	(38,405)	(12,560)	(3,307)	(1,684,115)

Net investment activity	(8,425)	(12,560)	(3,307)	59,521

Reinvested capital gains	0	0	8,532	914,765

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	30,600	25,438	1,125	557,175
Unrealized gain (loss)	213,414	144,409	18,475	14,916,461

Net gain (loss) on investments	244,014	169,847	19,600	15,473,636

Net increase (decrease) in contract owners’ equity from operations	$235,589	$157,287	$24,825	$16,447,922

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(19,843)	$(16,867)	$(35,309)	$(37,247)	$(18,492)	$(13,998)	$813	$1,292
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(67,340)	(169,508)	(5)	112	22,276	(3,982)	649	(437)
Unrealized gain (loss)	205,563	679,008	0	0	79,053	187,148	16,167	8,348

Net increase (decrease) in contract owners’ equity from operations	118,380	492,633	(35,314)	(37,135)	82,837	169,168	17,629	9,203

Equity transactions:
Contract purchase payments (note 1)	5,513	3,525	117,204	624,660	25,187	246,287	0	67,546
Extra credit fund deposit (note 1)	50	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	38,426	(76,644)	471,242	(435,459)	44,189	100,600	34,279	(244)
Transfers (to) and from fixed dollar contract	(7,088)	2,032	(418,343)	(223,296)	12,679	14,568	1,407	2,814
Withdrawals and surrenders	(74,730)	(19,927)	(163,918)	(42,511)	(26,465)	(23,878)	(6,385)	(402)
Surrender charges (note 2)	(417)	(30)	(342)	(618)	(475)	(5)	(75)	(1)
Annual contract charges (note 2)	(12,750)	(12,664)	(20,100)	(11,963)	(8,321)	(6,233)	(607)	(248)
Annuity and death benefit payments	(8,738)	(6,723)	(43,609)	(590,445)	(12,413)	(6,162)	(37)	0

Net equity transactions	(59,734)	(110,431)	(57,866)	(679,632)	34,381	325,177	28,582	69,465

Net change in contract owners’ equity	58,646	382,202	(93,180)	(716,767)	117,218	494,345	46,211	78,668
Contract owners’ equity:
Beginning of period	1,732,281	1,350,079	2,362,735	3,079,502	1,330,346	836,001	107,303	28,635

End of period	$1,790,927	$1,732,281	$2,269,555	$2,362,735	$1,447,564	$1,330,346	$153,514	$107,303

Change in units:
Beginning units	243,859	260,763	195,076	250,401	88,469	66,480	12,477	4,482

Units purchased	17,449	19,252	196,505	210,450	12,446	30,131	4,464	8,366
Units redeemed	(24,479)	(36,156)	(201,693)	(265,775)	(9,708)	(8,142)	(877)	(371)

Ending units	236,829	243,859	189,888	195,076	91,207	88,469	16,064	12,477

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
							International
	International		Capital Appreciation		Millennium		Small-Mid Company
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(48,220)	$(41,996)	$(15,608)	$(1,154)	$(9,659)	$(6,673)	$(2,700)	$(1,584)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(17,391)	(169,747)	9,424	(81,697)	91,219	3,280	159	(13,071)
Unrealized gain (loss)	583,596	1,214,798	218,653	470,672	(109,363)	154,602	41,249	57,131

Net increase (decrease) in contract owners’ equity from operations	517,985	1,003,055	212,469	387,821	(27,803)	151,209	38,708	42,476

Equity transactions:
Contract purchase payments (note 1)	27,780	67,413	35,000	78,814	133,550	332,812	0	83,689
Extra credit fund deposit (note 1)	0	0	0	0	181	681	0	0
Transfers (to) and from other subaccounts	(106,589)	(207,861)	(20,674)	(162,240)	(1,414,967)	610,078	(8,753)	(10,625)
Transfers (to) and from fixed dollar contract	(10,422)	(19,294)	25,180	22,302	148,022	148,565	4,824	3,994
Withdrawals and surrenders	(173,640)	(68,825)	(51,473)	(38,195)	(2,323)	(8,139)	(2,331)	0
Surrender charges (note 2)	(932)	(53)	(433)	(170)	(81)	(312)	0	0
Annual contract charges (note 2)	(25,278)	(25,055)	(10,588)	(9,944)	(5,185)	(2,705)	(1,517)	(795)
Annuity and death benefit payments	(24,235)	(19,642)	(10,508)	(10,123)	(11,536)	(4,295)	(638)	(3,814)

Net equity transactions	(313,316)	(273,317)	(33,496)	(119,556)	(1,152,339)	1,076,685	(8,415)	72,449

Net change in contract owners’ equity	204,669	729,738	178,973	268,265	(1,180,142)	1,227,894	30,293	114,925
Contract owners’ equity:
Beginning of period	3,536,230	2,806,492	1,359,509	1,091,244	1,288,349	60,455	217,894	102,969

End of period	$3,740,899	$3,536,230	$1,538,482	$1,359,509	$108,207	$1,288,349	$248,187	$217,894

Change in units:
Beginning units	379,395	410,672	79,745	90,546	195,507	11,124	15,397	10,609

Units purchased	31,264	31,563	7,344	7,392	40,386	193,943	611	7,004
Units redeemed	(62,257)	(62,840)	(8,136)	(18,193)	(222,270)	(9,560)	(1,165)	(2,216)

Ending units	348,402	379,395	78,953	79,745	13,623	195,507	14,843	15,397

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,144)	$(1,543)	$(1,728)	$(973)	$(6,161)	$(7,634)	$925	$2,530
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	179	(1,095)	1,726	(242)	927	(238,349)	(2,105)	(79,381)
Unrealized gain (loss)	30,578	40,612	38,506	30,919	85,757	408,488	110,086	173,129

Net increase (decrease) in contract owners’ equity from operations	26,613	37,974	38,504	29,704	80,523	162,505	108,906	96,278

Equity transactions:
Contract purchase payments (note 1)	2,095	26,000	6,254	5,588	58,367	221,504	266,419	309,539
Extra credit fund deposit (note 1)	0	0	0	0	362	671	9,176	1,840
Transfers (to) and from other subaccounts	125,391	50,841	(9,458)	43,386	(13,502)	(720,734)	10,427	(265,689)
Transfers (to) and from fixed dollar contract	18,843	26,226	2,939	11,869	602	101,296	(124,285)	73,363
Withdrawals and surrenders	0	0	(3,074)	0	(7,114)	(8,131)	(755)	0
Surrender charges (note 2)	0	0	(46)	0	(75)	(199)	0	0
Annual contract charges (note 2)	(2,422)	(857)	(628)	(410)	(3,479)	(4,453)	(6,389)	(2,741)
Annuity and death benefit payments	(1,919)	(139)	(63)	0	(177)	(949)	(3,193)	(1,053)

Net equity transactions	141,988	102,071	(4,076)	60,433	34,984	(410,995)	151,400	115,259

Net change in contract owners’ equity	168,601	140,045	34,428	90,137	115,507	(248,490)	260,306	211,537
Contract owners’ equity:
Beginning of period	205,800	65,755	138,293	48,156	413,983	662,473	609,289	397,752

End of period	$374,401	$205,800	$172,721	$138,293	$529,490	$413,983	$869,595	$609,289

Change in units:
Beginning units	34,843	15,757	23,748	12,517	33,126	73,343	58,967	46,957

Units purchased	25,264	20,347	1,398	11,310	5,429	35,856	37,859	41,448
Units redeemed	(1,553)	(1,261)	(2,121)	(79)	(2,127)	(76,073)	(22,521)	(29,438)

Ending units	58,554	34,843	23,025	23,748	36,428	33,126	74,305	58,967

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$7,571	$2,182	$(31,701)	$(12,562)	$(1,276)	$(731)	$(4,577)	$(5,506)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	5,548	662	60,229	11,679	3,937	(34,771)	5,455	(23,491)
Unrealized gain (loss)	11,341	9,442	279,034	339,895	43,971	40,970	81,986	218,244

Net increase (decrease) in contract owners’ equity from operations	24,460	12,286	307,562	339,012	46,632	5,468	82,864	189,247

Equity transactions:
Contract purchase payments (note 1)	913	69,465	267,157	377,981	0	13,308	15,000	72,346
Extra credit fund deposit (note 1)	0	0	340	27	0	0	0	0
Transfers (to) and from other subaccounts	184,506	3,354	980,707	221,101	99,860	(62,940)	(13,902)	(218,668)
Transfers (to) and from fixed dollar contract	3,740	1,400	439,092	280,590	2,869	1,227	13,668	7,981
Withdrawals and surrenders	0	0	(18,152)	(4,871)	(1,215)	0	(16,130)	(8,720)
Surrender charges (note 2)	0	0	(226)	(235)	0	0	(58)	(2)
Annual contract charges (note 2)	(463)	(145)	(16,983)	(5,376)	(530)	(435)	(3,021)	(2,606)
Annuity and death benefit payments	(436)	0	(23,882)	(6,239)	(879)	(384)	(2,243)	(2,151)

Net equity transactions	188,260	74,074	1,628,053	862,978	100,105	(49,224)	(6,686)	(151,820)

Net change in contract owners’ equity	212,720	86,360	1,935,615	1,201,990	146,737	(43,756)	76,178	37,427
Contract owners’ equity:
Beginning of period	99,587	13,227	1,604,077	402,087	57,378	101,134	468,659	431,232

End of period	$312,307	$99,587	$3,539,692	$1,604,077	$204,115	$57,378	$544,837	$468,659

Change in units:
Beginning units	11,219	1,639	102,926	37,996	2,941	6,915	110,919	153,905

Units purchased	27,990	9,817	124,960	76,044	6,390	834	6,617	21,090
Units redeemed	(7,353)	(237)	(17,700)	(11,114)	(1,554)	(4,808)	(9,959)	(64,076)

Ending units	31,856	11,219	210,186	102,926	7,777	2,941	107,577	110,919

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(16,862)	$(8,297)	$(26,831)	$(15,230)	$(3,922)	$(3,238)	$153	$242
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	21,870	(45,251)	53,398	(30,256)	(8,573)	(8,829)	52	432
Unrealized gain (loss)	340,463	493,807	419,662	405,271	80,831	96,507	1,060	157

Net increase (decrease) in contract owners’ equity from operations	345,471	440,259	446,229	359,785	68,336	84,440	1,265	831

Equity transactions:
Contract purchase payments (note 1)	306,828	584,682	282,202	552,174	25,000	18,333	0	0
Extra credit fund deposit (note 1)	255	811	170	811	0	0	0	0
Transfers (to) and from other subaccounts	(50,094)	(70,161)	(375,330)	(67,095)	8,480	13,495	0	0
Transfers (to) and from fixed dollar contract	333,262	248,437	256,218	224,185	0	0	6,379	13,652
Withdrawals and surrenders	(43,285)	(27,285)	(32,967)	(19,350)	(20,105)	(8,000)	(1,002)	0
Surrender charges (note 2)	(339)	(468)	(197)	(466)	0	0	0	0
Annual contract charges (note 2)	(18,858)	(10,180)	(15,140)	(7,754)	(2,272)	(2,255)	(69)	0
Annuity and death benefit payments	(24,053)	(10,604)	(21,245)	(7,682)	0	0	0	0

Net equity transactions	503,716	715,232	93,711	674,823	11,103	21,573	5,308	13,652

Net change in contract owners’ equity	849,187	1,155,491	539,940	1,034,608	79,439	106,013	6,573	14,483
Contract owners’ equity:
Beginning of period	2,212,919	1,057,428	1,828,784	794,176	617,852	511,839	14,483	0

End of period	$3,062,106	$2,212,919	$2,368,724	$1,828,784	$697,291	$617,852	$21,056	$14,483

Change in units:
Beginning units	189,916	121,781	183,266	106,923	70,896	67,520	1,153	0

Units purchased	81,251	87,073	66,589	96,386	3,692	4,682	507	1,153
Units redeemed	(32,950)	(18,938)	(56,249)	(20,043)	(2,447)	(1,306)	(83)	0

Ending units	238,217	189,916	193,606	183,266	72,141	70,896	1,577	1,153

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
	Income Opportunity		Target VIP		Target Equity/Income		Bristol Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(267)	$(270)	$335	$247	$(1,123)	$5,668	$(4,437)	$(121)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	28	1,071	(1,847)	(6,256)	(41,510)	(126,128)	14,804	3
Unrealized gain (loss)	1,330	3,020	30,949	26,287	243,795	208,389	258,006	2,124

Net increase (decrease) in contract owners’ equity from operations	1,091	3,821	29,437	20,278	201,162	87,929	268,373	2,006

Equity transactions:
Contract purchase payments (note 1)	0	16,500	0	2,000	0	0	93,887	67,547
Extra credit fund deposit (note 1)	0	0	0	0	0	0	170	0
Transfers (to) and from other subaccounts	466	(13,785)	24,167	9,568	(34,831)	3,307	1,000,270	0
Transfers (to) and from fixed dollar contract	0	0	0	23,205	0	8,208	105,423	2,813
Withdrawals and surrenders	0	0	(5,686)	(7,409)	(17,889)	(87,132)	(5,487)	0
Surrender charges (note 2)	0	0	0	(112)	0	(782)	(45)	0
Annual contract charges (note 2)	(34)	0	(1,584)	(1,517)	(14,253)	(14,252)	(5,389)	0
Annuity and death benefit payments	0	0	(145)	(221)	(725)	(32,231)	(3,495)	0

Net equity transactions	432	2,715	16,752	25,514	(67,698)	(122,882)	1,185,334	70,360

Net change in contract owners’ equity	1,523	6,536	46,189	45,792	133,464	(34,953)	1,453,707	72,366
Contract owners’ equity:
Beginning of period	19,054	12,518	149,052	103,260	984,847	1,019,800	72,366	0

End of period	$20,577	$19,054	$195,241	$149,052	$1,118,311	$984,847	$1,526,073	$72,366

Change in units:
Beginning units	1,842	1,351	19,607	15,440	138,179	158,549	8,519	0

Units purchased	44	1,961	3,246	5,618	408	2,000	158,975	8,519
Units redeemed	(3)	(1,470)	(1,066)	(1,451)	(9,514)	(22,370)	(9,713)	0

Ending units	1,883	1,842	21,787	19,607	129,073	138,179	157,781	8,519

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Wells Fargo Advantage		The Universal Institutional Funds, Inc. —
	Variable Trust Funds		Class II (Morgan Stanley UIF)
			Core Plus
	Opportunity		Fixed Income		U.S. Real Estate
	Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(165)	$(282)	$21,991	$25,811	$31,741	$31,136
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(92)	(246)	(915)	(27,935)	(159,017)	(267,835)
Unrealized gain (loss)	5,670	8,289	9,746	78,136	560,479	946,958

Net increase (decrease) in contract owners’ equity from operations	5,413	7,761	30,822	76,012	433,203	710,259

Equity transactions:
Contract purchase payments (note 1)	0	0	34,907	636,616	165,786	543,212
Extra credit fund deposit (note 1)	0	0	0	160	0	831
Transfers (to) and from other subaccounts	0	0	(90,202)	(1,462,959)	(1,816,767)	17,229
Transfers (to) and from fixed dollar contract	0	0	1,515	221,973	187,959	224,130
Withdrawals and surrenders	0	0	0	(4,207)	(101,910)	(32,663)
Surrender charges (note 2)	0	0	0	(250)	(378)	(762)
Annual contract charges (note 2)	(162)	(164)	(3,689)	(5,998)	(17,138)	(13,210)
Annuity and death benefit payments	0	0	(2,356)	(3,487)	(26,079)	(15,697)

Net equity transactions	(162)	(164)	(59,825)	(618,152)	(1,608,527)	723,070

Net change in contract owners’ equity	5,251	7,597	(29,003)	(542,140)	(1,175,324)	1,433,329
Contract owners’ equity:
Beginning of period	24,675	17,078	545,522	1,087,662	2,724,019	1,290,690

End of period	$29,926	$24,675	$516,519	$545,522	$1,548,695	$2,724,019

Change in units:
Beginning units	1,607	1,621	44,609	95,501	160,867	96,437

Units purchased	0	0	3,815	89,445	31,585	99,861
Units redeemed	(10)	(14)	(8,223)	(140,337)	(120,878)	(35,431)

Ending units	1,597	1,607	40,201	44,609	71,574	160,867

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

					AIM Variable
					Insurance Funds
					(Invesco Variable
	The Universal Institutional Funds, Inc. — Class II (Morgan Stanley UIF)				Insurance Funds)
					Invesco Van
					Kampen V.I.
	International				Intl. Growth
	Growth Equity		Capital Growth		Equity Series II
	Subaccount (note 3)		Subaccount		Subaccount (note 3)
	2010	2009	2010	2009	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$44,705	$(14,725)	$(3,401)	$(1,166)	$(8,004)
Reinvested capital gains	0	0	0	0	0
Realized gain (loss)	(425,832)	(165,144)	1,185	(4,532)	74,619
Unrealized gain (loss)	(211,277)	1,070,364	78,442	53,066	87,598

Net increase (decrease) in contract owners’ equity from operations	(592,404)	890,495	76,226	47,368	154,213

Equity transactions:
Contract purchase payments (note 1)	393,520	1,781,335	1,337	4,000	62,639
Extra credit fund deposit (note 1)	0	2,492	0	0	0
Transfers (to) and from other subaccounts	(4,260,585)	(756,638)	40,789	197,728	149,186
Transfers (to) and from fixed dollar contract	365,620	691,256	11,430	11,728	89,188
Withdrawals and surrenders	(35,980)	(31,717)	(644)	0	(231)
Surrender charges (note 2)	(2,032)	(1,284)	0	0	0
Annual contract charges (note 2)	(10,567)	(14,985)	(425)	(224)	(4,844)
Annuity and death benefit payments	(28,408)	(16,634)	(256)	0	(7,622)

Net equity transactions	(3,578,432)	1,653,825	52,231	213,232	288,316

Net change in contract owners’ equity	(4,170,836)	2,544,320	128,457	260,600	442,529
Contract owners’ equity:
Beginning of period	4,170,836	1,626,516	297,354	36,754	0

End of period	$0	$4,170,836	$425,811	$297,354	$442,529

Change in units:
Beginning units	499,330	263,419	29,324	5,986	0

Units purchased	109,314	381,772	5,622	25,039	600,835
Units redeemed	(608,644)	(145,861)	(259)	(1,701)	(551,960)

Ending units	0	499,330	34,687	29,324	48,875

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Goldman Sachs Variable Insurance Trust — Institutional Shares
	Large Cap Value		Structured U.S. Equity		Strategic Growth
	Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(24,644)	$27,280	$1,067	$4,679	$(1,807)	$(1,402)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(170,926)	(230,319)	(26,722)	(36,200)	255	(2,998)
Unrealized gain (loss)	709,119	927,147	106,454	148,060	19,163	63,458

Net increase (decrease) in contract owners’ equity from operations	513,549	724,108	80,799	116,539	17,611	59,058

Equity transactions:
Contract purchase payments (note 1)	43,724	20,973	0	1,600	0	0
Extra credit fund deposit (note 1)	724	204	0	0	0	0
Transfers (to) and from other subaccounts	200,752	794,454	32,619	52,280	607	5,738
Transfers (to) and from fixed dollar contract	(2,067)	57,591	0	(5,832)	0	0
Withdrawals and surrenders	(163,320)	(65,930)	(65,732)	(18,332)	(2,563)	(294)
Surrender charges (note 2)	(3,808)	(1,435)	(2,583)	(4)	(74)	0
Annual contract charges (note 2)	(42,863)	(38,041)	(5,217)	(4,976)	(959)	(868)
Annuity and death benefit payments	(57,948)	(52,191)	(5,880)	(4,395)	(2,551)	(1,984)

Net equity transactions	(24,806)	715,625	(46,793)	20,341	(5,540)	2,592

Net change in contract owners’ equity	488,743	1,439,733	34,006	136,880	12,071	61,650
Contract owners’ equity:
Beginning of period	5,024,925	3,585,192	720,053	583,173	193,343	131,693

End of period	$5,513,668	$5,024,925	$754,059	$720,053	$205,414	$193,343

Change in units:
Beginning units	549,737	458,229	79,366	76,795	18,600	18,460

Units purchased	81,713	134,831	6,574	9,192	287	1,261
Units redeemed	(81,966)	(43,323)	(11,254)	(6,621)	(792)	(1,121)

Ending units	549,484	549,737	74,686	79,366	18,095	18,600

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Lazard Retirement Series, Inc. — Service Shares
	Emerging Markets Equity		U.S. Small-Mid Cap Equity		U.S. Strategic Equity		International Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(819)	$53,379	$(17,782)	$(9,647)	$(332)	$348	$17,384	$70,558
Reinvested capital gains	0	0	147,192	0	0	0	0	0
Realized gain (loss)	97,885	(163,600)	122,637	22,433	(203)	(379)	(10,073)	(138,013)
Unrealized gain (loss)	736,017	1,200,346	64,407	371,676	21,898	20,970	511,421	820,485

Net increase (decrease) in contract owners’ equity from operations	833,083	1,090,125	316,454	384,462	21,363	20,939	518,732	753,030

Equity transactions:
Contract purchase payments (note 1)	504,510	797,828	255,108	420,149	1,337	0	995,282	2,011,834
Extra credit fund deposit (note 1)	695	2,208	85	902	0	0	766	2,985
Transfers (to) and from other subaccounts	(141,113)	(21,671)	(656,901)	698,688	0	92,038	280,551	(404,938)
Transfers (to) and from fixed dollar contract	370,524	398,311	237,450	170,370	0	0	1,033,379	833,715
Withdrawals and surrenders	(87,195)	(16,092)	(17,292)	(21,541)	0	0	(21,261)	(36,831)
Surrender charges (note 2)	(122)	(547)	(690)	(831)	0	0	(506)	(1,529)
Annual contract charges (note 2)	(29,774)	(13,216)	(12,607)	(3,506)	(94)	(94)	(44,302)	(16,852)
Annuity and death benefit payments	(32,909)	(15,881)	(19,706)	(6,800)	(137)	0	(60,764)	(20,723)

Net equity transactions	584,616	1,130,940	(214,553)	1,257,431	1,106	91,944	2,183,145	2,367,661

Net change in contract owners’ equity	1,417,699	2,221,065	101,901	1,641,893	22,469	112,883	2,701,877	3,120,691
Contract owners’ equity:
Beginning of period	3,568,946	1,347,881	1,730,186	88,293	178,729	65,846	5,150,243	2,029,552

End of period	$4,986,645	$3,568,946	$1,832,087	$1,730,186	$201,198	$178,729	$7,852,120	$5,150,243

Change in units:
Beginning units	125,180	78,657	105,386	8,110	18,259	8,456	456,919	215,442

Units purchased	66,687	76,553	46,529	110,782	144	9,814	281,966	322,989
Units redeemed	(28,476)	(30,030)	(54,725)	(13,506)	(24)	(11)	(69,391)	(81,512)

Ending units	163,391	125,180	97,190	105,386	18,379	18,259	669,494	456,919

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

					UBS Series	Fidelity Variable
					Trust —	Insurance Products
	The Prudential Series Fund, Inc. — Class II				Class I	Fund — Service Class 2
	Jennison 20/20 Focus		Jennison		U.S. Allocation	VIP Mid Cap
	Subaccount		Subaccount		Subaccount	Subaccount
	2010	2009	2010	2009	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(63,464)	$(28,090)	$(1,381)	$(446)	$463	$(30,924)	$(15,558)
Reinvested capital gains	0	0	0	0	0	8,443	9,959
Realized gain (loss)	72,196	(116,955)	636	(98)	(3,736)	43,915	(173,316)
Unrealized gain (loss)	760,058	1,104,911	16,951	15,415	2,971	601,183	805,203

Net increase (decrease) in contract owners’ equity from operations	768,790	959,866	16,206	14,871	(302)	622,617	626,288

Equity transactions:
Contract purchase payments (note 1)	586,652	1,245,010	63,072	8,482	0	75,788	350,109
Extra credit fund deposit (note 1)	563	2,476	0	0	0	362	8,416
Transfers (to) and from other subaccounts	1,643,488	(664,386)	23,129	(106)	(11,996)	79,261	(417,007)
Transfers (to) and from fixed dollar contract	650,318	429,716	0	0	0	146,272	68,407
Withdrawals and surrenders	(20,900)	(17,472)	0	0	0	(26,841)	(9,908)
Surrender charges (note 2)	(294)	(661)	0	0	0	(132)	(42)
Annual contract charges (note 2)	(35,065)	(13,349)	(127)	(45)	0	(18,931)	(12,946)
Annuity and death benefit payments	(34,933)	(10,393)	0	0	0	(19,874)	(23,691)

Net equity transactions	2,789,829	970,941	86,074	8,331	(11,996)	235,905	(36,662)

Net change in contract owners’ equity	3,558,619	1,930,807	102,280	23,202	(12,298)	858,522	589,626
Contract owners’ equity:
Beginning of period	3,365,722	1,434,915	54,457	31,255	12,298	2,223,645	1,634,019

End of period	$6,924,341	$3,365,722	$156,737	$54,457	$0	$3,082,167	$2,223,645

Change in units:
Beginning units	237,309	157,150	7,838	6,386	1,842	117,939	117,371

Units purchased	280,434	152,981	10,190	1,630	0	33,421	45,595
Units redeemed	(42,446)	(72,822)	(493)	(178)	(1,842)	(21,162)	(45,027)

Ending units	475,297	237,309	17,535	7,838	0	130,198	117,939

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Fidelity Variable Insurance Products Fund — Service Class 2
	VIP Contrafund		VIP Growth		VIP Equity-Income		VIP Real Estate
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(11,342)	$(1,379)	$(855)	$(1,043)	$3,758	$8,850	$6,290	$487
Reinvested capital gains	1,865	875	184	83	0	0	0	0
Realized gain (loss)	(30,970)	(286,187)	(19,887)	(1,804)	(78,533)	(96,708)	26,892	3,892
Unrealized gain (loss)	621,311	1,157,346	26,570	25,692	241,854	378,957	235,249	8,497

Net increase (decrease) in contract owners’ equity from operations	580,864	870,655	6,012	22,928	167,079	291,099	268,431	12,876

Equity transactions:
Contract purchase payments (note 1)	151,809	442,671	0	0	24,015	29,653	101,578	4,850
Extra credit fund deposit (note 1)	1,112	7,551	0	0	0	0	170	0
Transfers (to) and from other subaccounts	97,199	(214,703)	(389)	(3,332)	(36,153)	11,027	1,047,158	(19)
Transfers (to) and from fixed dollar contract	84,525	132,335	(55,561)	0	52,309	21,406	113,439	0
Withdrawals and surrenders	(31,414)	(22,310)	(4,177)	0	(106,986)	(17,165)	(2,558)	0
Surrender charges (note 2)	(504)	(790)	0	0	(676)	(546)	(46)	0
Annual contract charges (note 2)	(25,813)	(19,764)	(60)	(92)	(10,269)	(9,648)	(5,804)	(37)
Annuity and death benefit payments	(27,540)	(28,844)	0	(105)	(9,700)	(9,655)	(4,164)	(94)

Net equity transactions	249,374	296,146	(60,187)	(3,529)	(87,460)	25,072	1,249,773	4,700

Net change in contract owners’ equity	830,238	1,166,801	(54,175)	19,399	79,619	316,171	1,518,204	17,576
Contract owners’ equity:
Beginning of period	3,598,756	2,431,955	106,873	87,474	1,291,509	975,338	48,625	31,049

End of period	$4,428,994	$3,598,756	$52,698	$106,873	$1,371,128	$1,291,509	$1,566,829	$48,625

Change in units:
Beginning units	317,895	287,146	18,932	19,574	122,130	118,345	6,791	5,875

Units purchased	54,588	94,353	3,747	148	13,315	16,275	171,227	4,094
Units redeemed	(31,607)	(63,604)	(15,135)	(790)	(21,162)	(12,490)	(15,148)	(3,178)

Ending units	340,876	317,895	7,544	18,932	114,283	122,130	162,870	6,791

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Janus Aspen Series — Service Shares
	Janus		Worldwide		Balanced		Overseas
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,725)	$(3,589)	$(264)	$(68)	$8,401	$4,834	$(31,919)	$(27,321)
Reinvested capital gains	0	0	0	0	0	3,636	0	86,691
Realized gain (loss)	25,444	(383)	(18)	(6,302)	3,694	2,220	118,371	(229,493)
Unrealized gain (loss)	58,936	156,851	4,922	14,998	30,518	48,273	759,360	1,813,086

Net increase (decrease) in contract owners’ equity from operations	78,655	152,879	4,640	8,628	42,613	58,963	845,812	1,642,963

Equity transactions:
Contract purchase payments (note 1)	10,000	228,674	0	7,355	44,801	423,740	160,608	490,191
Extra credit fund deposit (note 1)	0	5,754	0	0	0	0	983	5,778
Transfers (to) and from other subaccounts	42,329	(97,783)	117	(15,722)	(15,576)	39,464	12,303	(671,929)
Transfers (to) and from fixed dollar contract	7,911	14,766	0	1,063	25,856	29,964	168,407	114,715
Withdrawals and surrenders	0	0	0	0	(1,331)	0	(202,625)	(14,499)
Surrender charges (note 2)	0	0	0	0	(3)	0	(2,433)	(437)
Annual contract charges (note 2)	(2,764)	(634)	(160)	(251)	(4,261)	(825)	(31,342)	(23,888)
Annuity and death benefit payments	(206)	0	0	(189)	(7,975)	0	(34,754)	(41,486)

Net equity transactions	57,270	150,777	(43)	(7,744)	41,511	492,343	71,147	(141,555)

Net change in contract owners’ equity	135,925	303,656	4,597	884	84,124	551,306	916,959	1,501,408
Contract owners’ equity:
Beginning of period	604,277	300,621	33,086	32,202	594,754	43,448	3,665,082	2,163,674

End of period	$740,202	$604,277	$37,683	$33,086	$678,878	$594,754	$4,582,041	$3,665,082

Change in units:
Beginning units	102,685	69,128	6,052	8,075	45,395	4,092	273,011	284,985

Units purchased	37,217	102,942	88	1,819	6,605	53,621	62,130	80,576
Units redeemed	(29,004)	(69,385)	(97)	(3,842)	(2,984)	(12,318)	(57,126)	(92,550)

Ending units	110,898	102,685	6,043	6,052	49,016	45,395	278,015	273,011

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	J.P. Morgan Series
	Trust II (note 3)		J.P. Morgan Insurance Trust — Class I (note 3)
	Small	Mid Cap
	Company	Value	Small Cap Core		Mid Cap Value
	Subaccount	Subaccount	Subaccount		Subaccount
	2009	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$174	$30,644	$(2,226)	$(1,394)	$(4,275)	$(16,839)
Reinvested capital gains	1,719	3,315	0	0	0	0
Realized gain (loss)	(76,331)	(862,934)	60,899	1,317	114,923	15,961
Unrealized gain (loss)	68,353	780,885	(19,167)	49,660	314,934	442,597

Net increase (decrease) in contract owners’ equity from operations	(6,085)	(48,090)	39,506	49,583	425,582	441,719

Equity transactions:
Contract purchase payments (note 1)	300	4,272	2,582	14,050	20,172	57,641
Extra credit fund deposit (note 1)	0	127	50	0	0	460
Transfers (to) and from other subaccounts	(94,555)	(1,473,793)	(128,169)	168,466	(9,899)	1,498,659
Transfers (to) and from fixed dollar contract	360	(3,579)	9,018	20,810	48,658	67,034
Withdrawals and surrenders	(1,508)	(10,067)	(29,876)	(1,843)	(72,435)	(28,353)
Surrender charges (note 2)	0	0	(839)	(162)	(624)	(652)
Annual contract charges (note 2)	(557)	(9,872)	(1,569)	(687)	(17,973)	(5,301)
Annuity and death benefit payments	(1,036)	(7,151)	(2,730)	(2,449)	(23,851)	(12,733)

Net equity transactions	(96,996)	(1,500,063)	(151,533)	198,185	(55,952)	1,576,755

Net change in contract owners’ equity	(103,081)	(1,548,153)	(112,027)	247,768	369,630	2,018,474
Contract owners’ equity:
Beginning of period	103,081	1,548,153	247,768	0	2,018,474	0

End of period	$0	$0	$135,741	$247,768	$2,388,104	$2,018,474

Change in units:
Beginning units	11,679	112,760	23,222	0	117,736	0

Units purchased	1,029	3,859	3,271	24,063	12,785	123,637
Units redeemed	(12,708)	(116,619)	(16,345)	(841)	(16,110)	(5,901)

Ending units	0	0	10,148	23,222	114,411	117,736

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	MFS Variable Insurance Trust — Service Class
	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,058)	$(239)	$(561)	$(417)	$(3,553)	$(2,720)	$7,183	$2,186
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	8,111	1,771	630	(100)	(12,032)	(18,839)	4,061	(21,052)
Unrealized gain (loss)	69,851	4,732	4,821	15,033	82,784	87,657	26,496	96,940

Net increase (decrease) in contract owners’ equity from operations	74,904	6,264	4,890	14,516	67,199	66,098	37,740	78,074

Equity transactions:
Contract purchase payments (note 1)	1,337	36,273	0	0	2,629	43,213	0	33,977
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	126,772	46,324	(326)	890	(24,500)	(12,204)	15,071	216,498
Transfers (to) and from fixed dollar contract	31,729	5,217	0	0	(2,138)	487	0	16,355
Withdrawals and surrenders	(1,770)	(9)	(5,715)	0	(20,662)	(628)	(70,172)	(18,738)
Surrender charges (note 2)	0	0	(86)	0	(36)	(10)	(649)	0
Annual contract charges (note 2)	(1,296)	(67)	(135)	(127)	(2,173)	(2,012)	(3,303)	(2,909)
Annuity and death benefit payments	(4,020)	(209)	0	0	(1,538)	(1,732)	(164)	0

Net equity transactions	152,752	87,529	(6,262)	763	(48,418)	27,114	(59,217)	245,183

Net change in contract owners’ equity	227,656	93,793	(1,372)	15,279	18,781	93,212	(21,477)	323,257
Contract owners’ equity:
Beginning of period	95,669	1,876	53,228	37,949	270,276	177,064	531,002	207,745

End of period	$323,325	$95,669	$51,856	$53,228	$289,057	$270,276	$509,525	$531,002

Change in units:
Beginning units	8,454	253	5,285	5,169	38,877	35,620	43,182	19,814

Units purchased	13,125	9,038	0	134	3,095	7,446	2,677	34,973
Units redeemed	(941)	(837)	(630)	(18)	(9,379)	(4,189)	(7,646)	(11,605)

Ending units	20,638	8,454	4,655	5,285	32,593	38,877	38,213	43,182

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	PIMCO Variable Insurance Trust — Administrative Shares
							Commodity Real
	Real Return		Total Return		Global Bond		Return Strategy
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,949	$41,277	$199,012	$275,507	$46,296	$32,652	$233,717	$40,616
Reinvested capital gains	54,127	135,176	584,136	394,833	65,030	286,169	34,500	99,551
Realized gain (loss)	24,511	(4,888)	163,517	43,218	(12,222)	11,008	3,388	9,926
Unrealized gain (loss)	208,808	193,130	130,910	99,478	145,581	(50,820)	135,498	30,781

Net increase (decrease) in contract owners’ equity from operations	292,395	364,695	1,077,575	813,036	244,685	279,009	407,103	180,874

Equity transactions:
Contract purchase payments (note 1)	691,355	922,868	2,424,018	4,382,247	541,335	1,239,181	237,852	391,107
Extra credit fund deposit (note 1)	596	566	2,298	3,338	170	1,974	170	460
Transfers (to) and from other subaccounts	1,228,541	317,324	816,037	2,770,519	(1,986,524)	843,376	(134,008)	476,373
Transfers (to) and from fixed dollar contract	902,878	487,320	3,242,835	2,108,978	597,877	482,695	346,724	203,336
Withdrawals and surrenders	(60,448)	(53,965)	(204,301)	(60,705)	(11,894)	(22,801)	(6,703)	(6,534)
Surrender charges (note 2)	(679)	(677)	(2,039)	(2,842)	(171)	(803)	(104)	(251)
Annual contract charges (note 2)	(35,006)	(14,779)	(117,774)	(37,453)	(22,007)	(9,317)	(11,809)	(1,684)
Annuity and death benefit payments	(39,587)	(36,498)	(169,260)	(47,200)	(40,292)	(13,823)	(14,740)	(3,684)

Net equity transactions	2,687,650	1,622,159	5,991,814	9,116,882	(921,506)	2,520,482	417,382	1,059,123

Net change in contract owners’ equity	2,980,045	1,986,854	7,069,389	9,929,918	(676,821)	2,799,491	824,485	1,239,997
Contract owners’ equity:
Beginning of period	3,722,611	1,735,757	13,841,683	3,911,765	3,556,747	757,256	1,239,997	0

End of period	$6,702,656	$3,722,611	$20,911,072	$13,841,683	$2,879,926	$3,556,747	$2,064,482	$1,239,997

Change in units:
Beginning units	258,781	140,656	958,761	303,864	233,852	56,880	141,709	0

Units purchased	231,525	151,771	689,117	731,153	121,332	188,468	77,179	153,171
Units redeemed	(35,845)	(33,646)	(220,758)	(76,256)	(174,094)	(11,496)	(30,108)	(11,462)

Ending units	454,461	258,781	1,427,120	958,761	181,090	233,852	188,780	141,709

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

					Dreyfus Variable
					Investment Fund —
	Royce Capital Fund — Investment Class				Service Shares
	Micro-Cap		Small-Cap		Appreciation
	Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$8,168	$(9,438)	$(43,419)	$(27,637)	$2,878	$2,475
Reinvested capital gains	0	0	0	0	0	18,244
Realized gain (loss)	26,020	(81,295)	57,864	(75,371)	(5,492)	(13,768)
Unrealized gain (loss)	275,392	435,901	705,390	815,020	48,896	53,381

Net increase (decrease) in contract owners’ equity from operations	309,580	345,168	719,835	712,012	46,282	60,332

Equity transactions:
Contract purchase payments (note 1)	74,563	198,238	315,267	747,865	10,574	39,608
Extra credit fund deposit (note 1)	335	1,968	326	6,108	50	0
Transfers (to) and from other subaccounts	(117,744)	(95,036)	364,694	(224,829)	2,356	(230)
Transfers (to) and from fixed dollar contract	102,524	86,501	332,057	289,994	1,438	47,173
Withdrawals and surrenders	(2,486)	(165)	(31,244)	(14,911)	(30,011)	0
Surrender charges (note 2)	0	(61)	(770)	(482)	(1,821)	0
Annual contract charges (note 2)	(7,815)	(4,268)	(24,363)	(11,974)	(1,529)	(1,129)
Annuity and death benefit payments	(11,915)	(9,766)	(28,205)	(19,011)	(1,024)	(48)

Net equity transactions	37,462	177,411	927,762	772,760	(19,967)	85,374

Net change in contract owners’ equity	347,042	522,579	1,647,597	1,484,772	26,315	145,706
Contract owners’ equity:
Beginning of period	1,060,942	538,363	3,112,003	1,627,231	359,123	213,417

End of period	$1,407,984	$1,060,942	$4,759,600	$3,112,003	$385,438	$359,123

Change in units:
Beginning units	54,462	42,933	160,043	111,031	28,234	20,234

Units purchased	15,056	28,619	84,020	82,795	2,900	8,477
Units redeemed	(13,033)	(17,090)	(25,703)	(33,783)	(4,519)	(477)

Ending units	56,485	54,462	218,360	160,043	26,615	28,234

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Franklin Templeton Variable Insurance Products Trust — Class 2
	Templeton Foreign		Franklin Flex Cap		Franklin Income
	Securities		Growth Securities		Securities
	Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,594)	$15,941	$(18,468)	$(18,577)	$43,434	$50,854
Reinvested capital gains	0	30,340	0	0	0	0
Realized gain (loss)	(8,211)	(117,536)	(64,503)	(101,088)	(24,613)	(47,317)
Unrealized gain (loss)	311,867	271,008	219,596	525,344	69,937	220,650

Net increase (decrease) in contract owners’ equity from operations	300,062	199,753	136,625	405,679	88,758	224,187

Equity transactions:
Contract purchase payments (note 1)	28,728	0	11,191	8,260	0	3,000
Extra credit fund deposit (note 1)	0	0	0	0	0	120
Transfers (to) and from other subaccounts	1,136,727	(112,538)	(443,922)	(186,481)	(77,142)	56,508
Transfers (to) and from fixed dollar contract	733	1,063	7,966	36,457	8,255	0
Withdrawals and surrenders	(9,860)	(2,985)	(10,332)	(26,144)	(17,280)	(12,559)
Surrender charges (note 2)	(3)	(60)	(331)	(792)	(130)	(374)
Annual contract charges (note 2)	(10,649)	(5,131)	(11,796)	(14,283)	(7,130)	(7,473)
Annuity and death benefit payments	(10,991)	(5,792)	(23,396)	(17,554)	(15,909)	(14,376)

Net equity transactions	1,134,685	(125,443)	(470,620)	(200,537)	(109,336)	24,846

Net change in contract owners’ equity	1,434,747	74,310	(333,995)	205,142	(20,578)	249,033
Contract owners’ equity:
Beginning of period	757,348	683,038	1,656,227	1,451,085	874,268	625,235

End of period	$2,192,095	$757,348	$1,322,232	$1,656,227	$853,690	$874,268

Change in units:
Beginning units	62,207	76,014	151,090	173,774	75,985	72,702

Units purchased	114,991	5,088	10,975	10,439	7,000	14,712
Units redeemed	(9,044)	(18,895)	(57,022)	(33,123)	(16,210)	(11,429)

Ending units	168,154	62,207	105,043	151,090	66,775	75,985

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Legg Mason Partners Variable Equity Trust — Class I
	Legg Mason ClearBridge		Legg Mason ClearBridge		Legg Mason ClearBridge
	Variable Fundamental		Variable Equity		Variable Large
	All Cap Value		Income Builder		Cap Value
	Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$487	$135	$(263)	$1,820	$138	$34
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(902)	(1,477)	11,406	114	(2)	(2,656)
Unrealized gain (loss)	15,941	19,443	(10,220)	10,220	423	5,031

Net increase (decrease) in contract owners’ equity from operations	15,526	18,101	923	12,154	559	2,409

Equity transactions:
Contract purchase payments (note 1)	12,703	11,974	0	0	4,500	2,695
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(523)	5,460	(104,495)	67,039	243	(8,672)
Transfers (to) and from fixed dollar contract	328	164	8,299	17,575	2,514	0
Withdrawals and surrenders	0	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	(795)	(656)	(278)	(157)	(30)	(96)
Annuity and death benefit payments	(1,416)	(1,245)	(204)	(856)	0	(126)

Net equity transactions	10,297	15,697	(96,678)	83,601	7,227	(6,199)

Net change in contract owners’ equity	25,823	33,798	(95,755)	95,755	7,786	(3,790)
Contract owners’ equity:
Beginning of period	98,518	64,720	95,755	0	4,031	7,821

End of period	$124,341	$98,518	$0	$95,755	$11,817	$4,031

Change in units:
Beginning units	6,304	5,325	9,066	0	319	760

Units purchased	769	1,120	899	9,169	656	376
Units redeemed	(199)	(141)	(9,965)	(103)	(9)	(817)

Ending units	6,874	6,304	0	9,066	966	319

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Neuberger Berman
	Advisers Management		ALPS Variable Insurance		Federated Insurance
	Trust — S Class		Trust — Class II		Series — Service Shares
	AMT Regency		AVS Listed Private Equity		Kaufmann Fund II
	Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(10,298)	$(8,491)	$17,802	$(24)	$(2,850)	$(1,588)
Reinvested capital gains	0	12,056	10,730	0	0	0
Realized gain (loss)	16,706	(477,529)	7,802	718	3,556	5,480
Unrealized gain (loss)	215,663	889,242	(8,321)	4,332	34,134	29,998

Net increase (decrease) in contract owners’ equity from operations	222,071	415,278	28,013	5,026	34,840	33,890

Equity transactions:
Contract purchase payments (note 1)	20,809	330,403	150	49,674	41,343	30,855
Extra credit fund deposit (note 1)	0	200	0	0	0	0
Transfers (to) and from other subaccounts	(111,153)	(1,233,434)	(77,938)	23,412	(4,070)	(5,327)
Transfers (to) and from fixed dollar contract	(9,897)	121,762	16,016	26,212	11,123	44,215
Withdrawals and surrenders	(78,231)	(5,219)	(913)	0	(835)	(5)
Surrender charges (note 2)	(858)	(150)	0	0	(19)	0
Annual contract charges (note 2)	(8,303)	(10,681)	(915)	0	(1,256)	(657)
Annuity and death benefit payments	(5,175)	(5,872)	(254)	0	(307)	(179)

Net equity transactions	(192,808)	(802,991)	(63,854)	99,298	45,979	68,902

Net change in contract owners’ equity	29,263	(387,713)	(35,841)	104,324	80,819	102,792
Contract owners’ equity:
Beginning of period	1,004,324	1,392,037	104,324	0	184,001	81,209

End of period	$1,033,587	$1,004,324	$68,483	$104,324	$264,820	$184,001

Change in units:
Beginning units	126,283	252,115	20,286	0	23,015	12,950

Units purchased	6,154	93,189	13,089	20,576	7,293	15,376
Units redeemed	(27,893)	(219,021)	(22,372)	(290)	(2,199)	(5,311)

Ending units	104,544	126,283	11,003	20,286	28,109	23,015

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Goldman Sachs Variable Insurance Trust — Service Shares
	Large Cap Value		Structured U.S. Equity		Strategic Growth
	Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(40,421)	$51,473	$(98)	$758	$(1,006)	$(38)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	118,648	33,545	6	0	325	345
Unrealized gain (loss)	893,750	626,858	5,470	(413)	11,237	3,973

Net increase (decrease) in contract owners’ equity from operations	971,977	711,876	5,378	345	10,556	4,280

Equity transactions:
Contract purchase payments (note 1)	1,640,505	2,967,047	0	15,430	11,306	100,918
Extra credit fund deposit (note 1)	1,191	5,339	0	0	0	0
Transfers (to) and from other subaccounts	69,684	441,925	229	34,864	14,590	1,500
Transfers (to) and from fixed dollar contract	1,708,032	1,140,940	0	0	1,407	2,813
Withdrawals and surrenders	(21,073)	(24,359)	0	0	(3,045)	0
Surrender charges (note 2)	(421)	(1,164)	0	0	0	0
Annual contract charges (note 2)	(54,798)	(8,589)	(202)	0	(694)	0
Annuity and death benefit payments	(74,432)	(11,592)	(2,104)	0	(701)	0

Net equity transactions	3,268,688	4,509,547	(2,077)	50,294	22,863	105,231

Net change in contract owners’ equity	4,240,665	5,221,423	3,301	50,639	33,419	109,511
Contract owners’ equity:
Beginning of period	5,962,349	740,926	50,639	0	109,511	0

End of period	$10,203,014	$5,962,349	$53,940	$50,639	$142,930	$109,511

Change in units:
Beginning units	777,553	113,055	5,471	0	12,672	0

Units purchased	509,459	709,175	134	5,471	3,058	12,855
Units redeemed	(119,520)	(44,677)	(348)	0	(591)	(183)

Ending units	1,167,492	777,553	5,257	5,471	15,139	12,672

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Franklin Templeton Variable Insurance Products Trust — Class 4
	Templeton		Franklin Flex Cap		Franklin Income		Franklin Templeton VIP
	Foreign Securities		Growth Securities		Securities		Founding Funds Allocation
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(23,469)	$93	$(62,883)	$(25,500)	$48,316	$16,093	$2,429	$4,731
Reinvested capital gains	0	2,424	0	0	0	0	26	0
Realized gain (loss)	36,006	855	119,516	42,725	31,411	43,790	1,033	(28)
Unrealized gain (loss)	866,848	44,113	580,451	686,767	31,157	111,666	23,714	20,612

Net increase (decrease) in contract owners’ equity from operations	879,385	47,485	637,084	703,992	110,884	171,549	27,202	25,315

Equity transactions:
Contract purchase payments (note 1)	492,626	220,784	1,041,184	2,462,932	58,085	299,639	0	209,130
Extra credit fund deposit (note 1)	596	551	681	3,816	0	691	0	71
Transfers (to) and from other subaccounts	3,295,909	26,234	(1,349,512)	(413,026)	(171,870)	280,321	(3,742)	34,800
Transfers (to) and from fixed dollar contract	439,773	105,022	1,044,310	887,212	63,026	103,925	6,379	27,789
Withdrawals and surrenders	(8,038)	0	(11,694)	(20,225)	(3,455)	(1,124)	(1,038)	0
Surrender charges (note 2)	(153)	0	(234)	(959)	0	0	0	0
Annual contract charges (note 2)	(20,700)	(836)	(32,874)	(6,368)	(6,627)	(7,154)	(2,227)	(214)
Annuity and death benefit payments	(10,839)	(67)	(46,709)	(8,721)	(8,659)	(5,368)	(2,565)	(186)

Net equity transactions	4,189,174	351,688	645,152	2,904,661	(69,500)	670,930	(3,193)	271,390

Net change in contract owners’ equity	5,068,559	399,173	1,282,236	3,608,653	41,384	842,479	24,009	296,705
Contract owners’ equity:
Beginning of period	446,404	47,231	4,301,834	693,181	1,031,244	188,765	311,900	15,195

End of period	$5,514,963	$446,404	$5,584,070	$4,301,834	$1,072,628	$1,031,244	$335,909	$311,900

Change in units:
Beginning units	53,254	7,625	491,521	104,146	111,518	27,300	36,112	2,301

Units purchased	575,526	47,026	228,127	451,842	16,743	192,849	1,015	33,939
Units redeemed	(31,230)	(1,397)	(176,596)	(64,467)	(24,457)	(108,631)	(1,330)	(128)

Ending units	597,550	53,254	543,052	491,521	103,804	111,518	35,797	36,112

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ivy Funds Variable Insurance Portfolios, Inc.
					VIP
	VIP Asset		VIP Global Natural		Science and
	Strategy		Resources		Technology		Total
	Subaccount		Subaccount		Subaccount		Subaccounts
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,425)	$(11,902)	$(12,560)	$(4,599)	$(3,307)	$(456)	$59,521	$397,250
Reinvested capital gains	0	52,410	0	0	8,532	0	914,765	1,137,481
Realized gain (loss)	30,600	8,310	25,438	17,784	1,125	846	557,175	(4,603,386)
Unrealized gain (loss)	213,414	185,336	144,409	121,696	18,475	11,611	14,916,461	23,420,338

Net increase (decrease) in contract owners’ equity from operations	235,589	234,154	157,287	134,881	24,825	12,001	16,447,922	20,351,683

Equity transactions:
Contract purchase payments (note 1)	344,212	1,755,406	102,916	264,208	20,535	96,543	13,497,306	30,229,733
Extra credit fund deposit (note 1)	0	1,309	156	162	0	0	22,783	71,858
Transfers (to) and from other subaccounts	92,816	161,116	(30,657)	438,706	6,413	40,769	0	0
Transfers (to) and from fixed dollar contract	296,488	228,516	66,202	77,980	51,888	32,796	13,639,925	11,058,873
Withdrawals and surrenders	(7,374)	(1,313)	(780)	(1,037)	0	0	(2,288,751)	(996,933)
Surrender charges (note 2)	(32)	(29)	0	(36)	0	0	(28,021)	(22,075)
Annual contract charges (note 2)	(18,524)	(2,078)	(6,823)	(2,087)	(2,104)	(35)	(916,574)	(484,832)
Annuity and death benefit payments	(20,386)	(3,846)	(13,113)	(3,756)	(1,301)	(50)	(1,153,718)	(1,190,032)

Net equity transactions	687,200	2,139,081	117,901	774,140	75,431	170,023	22,772,950	38,666,592

Net change in contract owners’ equity	922,789	2,373,235	275,188	909,021	100,256	182,024	39,220,872	59,018,275
Contract owners’ equity:
Beginning of period	2,571,666	198,431	909,021	0	182,024	0	112,111,598	53,093,323

End of period	$3,494,455	$2,571,666	$1,184,209	$909,021	$282,280	$182,024	$151,332,470	$112,111,598

Change in units:
Beginning units	229,348	21,780	87,780	0	15,587	0	9,915,122	6,063,492

Units purchased	83,113	219,345	34,586	98,244	12,812	16,212	5,651,602	6,253,448
Units redeemed	(20,085)	(11,777)	(23,379)	(10,464)	(6,638)	(625)	(3,584,662)	(2,401,818)

Ending units	292,376	229,348	98,987	87,780	21,761	15,587	11,982,062	9,915,122

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N
Notes to Financial Statements
December 31, 2010

(1) Basis of Presentation and Summary of Significant Accounting Policies
A. Organization and Nature of Operations
National Security Variable Account N (the “Account”) is a separate account of National Security Life and Annuity Company (“NSLA”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from NSLA’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business NSLA may conduct.
The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is under common control with NSLA as The Ohio National Life Insurance Company (“ONLIC”) (a) is the sole owner of ONEQ and (b) as of March 30, 2007, owns over 80% of the outstanding stock NSLA. ONEQ is the principal underwriter of the contracts. NSLA pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers varies by product.
B. Assets of the Account
Assets of the Account are assigned to the following subaccounts:
Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target VIP, Target Equity/Income, and Bristol Growth
Wells Fargo Advantage Variable Trust Funds: Opportunity
The Universal Institutional Funds, Inc. — Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Capital Growth
AIM Variable Insurance Funds (Invesco Variable Insurance Funds): International Growth Equity Series II
Goldman Sachs Variable Insurance Trust — Institutional Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth
Lazard Retirement Series, Inc. — Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, and International Equity
The Prudential Series Fund, Inc. — Class II: Jennison 20/20 Focus and Jennison
Fidelity Variable Insurance Products Fund — Service Class 2: VIP Mid Cap, VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Real Estate
Janus Aspen Series — Service Shares: Janus, Worldwide, Balanced, and Overseas
J.P. Morgan Insurance Trust — Class I: Small Cap Core and Mid Cap Value
MFS Variable Insurance Trust — Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return
PIMCO Variable Insurance Trust — Administrative Shares: Real Return, Total Return, Global Bond, and CommodityRealReturn Strategy
Royce Capital Fund — Investment Class: Micro-Cap and Small-Cap
Dreyfus Variable Investment Fund — Service Shares: Appreciation
Franklin Templeton Variable Insurance Products Trust — Class 2: Templeton Foreign Securities, Franklin Flex Cap Growth Securities, and Franklin Income Securities
Legg Mason Partners Variable Equity Trust — Class I: Legg Mason ClearBridge Variable Fundamental All Cap Value and Legg Mason ClearBridge Variable Large Cap Value

Neuberger Berman Advisers Management Trust — S Class: AMT Regency
ALPS Variable Insurance Trust — Class II: AVS Listed Private Equity
Federated Insurance Series — Service Shares: Kaufmann Fund II
Goldman Sachs Variable Insurance Trust — Service Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth
Franklin Templeton Variable Insurance Products Trust — Class 4: Templeton Foreign Securities, Franklin Flex Cap Growth Securities, Franklin Income Securities, and Franklin Templeton VIP Founding Funds Allocation
Ivy Funds Variable Insurance Portfolios, Inc.: VIP Asset Strategy, VIP Global Natural Resources and VIP Science and Technology
The underlying mutual funds in which the subaccounts invest are diversified open-end management investment companies. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.
Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds having similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.
Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. Portfolios in which the Account invests. For these services, ONI recorded advisory fees of approximately $14.6 million and $11.9 million for the years ended December 31, 2010 and 2009, respectively.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the general account of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.
For certain products, NSLA credits an extra amount to the contract holder’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.
C. Security Valuation, Transactions and Related Investment Income
The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2010.
Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.
D. Use of Estimates in Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
E. Subsequent Events
The Account has evaluated for possible subsequent events through April 15, 2011, which is the date these financial statements were issued and there are no subsequent events to report.

(2) Risk & Administrative Expense and Contract Charges
Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk of the contracts. NSLA charges the Accounts’ assets for assuming those risks.
The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.
At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.
All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees from optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.
The tables on the following pages illustrates product and contract level charges by product:
The following basic charges are assessed through reduction of daily unit values:

			NScore
	NScore Xtra	NScore Lite	Premier
Mortality and Expense Risk Fees	1.15%	1.15%	1.15%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.40%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee — per transfer
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.
	9% of surrender value in the first year to 0% in the ninth year	7% of surrender value in the first year to 0% in the fourth year	6% of surrender value in the first year to 0% in the seventh year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus	0.25%	0.25%	0.25%
GMDBR85 Plus	0.45%	0.45%	0.45%

5% GMDBR80 Plus	0.45%	0.45%	0.45%
5% GMDBR85 Plus	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (2)	0.60%	0.60%	0.60%
ARDBR (2009)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset (2)	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset (2)	0.65%	0.65%	0.65%
GMIB Plus with Annual Reset (2009)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (2)	0.50%	0.50%	0.50%
GPA with 7% guarantee (2)	0.40%	0.40%	0.40%

(1)	No longer available for purchase. Last available date depends on the state of contract issuance.

(2)	No longer available for purchase.
The following basic charges are assessed through reduction of daily unit values:

	NScore Value	NScore Lite II	NScore Xtra II
Mortality and Expense Risk Fees	0.75%	1.30%	1.50%
Administrative Expenses	0.15%	0.25%	0.25%

Total expenses	0.90%	1.55%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee — per transfer
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.
	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the fifth year	9% of surrender value in the first year to 0% in the tenth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus	0.25%	NA	NA
GMDBR85 Plus	0.45%	NA	NA
6% GMDBR80 Plus	NA	0.25%	NA
6% GMDBR85 Plus	NA	0.45%	NA
5% GMDBR80 Plus	0.45%	0.45%	NA
5% GMDBR85 Plus	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:			NA
ARDBR	0.60%	0.60%	NA
ARDBR (2009)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR (2008) at issue ages through 74	NA	0.80% to 1.00%	NA
ARDBR (2008) at issue ages 75 through 78	NA	0.95% to 1.15%	NA

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	NA
GEB at issue ages 71 through 75	0.30%	0.30%	NA
GEB “Plus” at issue ages through 70	0.30%	0.30%	NA
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	NA

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	NA	NA
GMIB Plus (1)	0.50%	NA	NA
GMIB Plus with Five Year Reset (2)	0.50%	NA	NA
GMIB Plus with Annual Reset (2)	0.65%	0.65%	NA
GMIB Plus with Annual Reset (2009)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
GMIB Plus with Annual Reset (2008) without investment restrictions (2)	NA	1.00% to 1.65%	NA
GMIB Plus with Annual Reset (2008) investment restrictions (2)	NA	0.85% to 1.50%	NA

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.	0.20% to 0.55%	0.55%	0.55%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (2)	0.50%	NA	NA
GPA with 7% guarantee (2)	0.40%	NA	NA

(1)	No longer available for purchase. Last available date depends on the state of contract issuance.

(2)	No longer available for purchase.
The following basic charges are assessed through reduction of daily unit values:

		NScore Premier
	NScore Lite III	II	NScore Flex
Mortality and Expense Risk Fees	1.40%	1.10%	1.40%
Administrative Expenses	0.25%	0.25%	0.35%

Total expenses	1.65%	1.35%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee — per transfer
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.
	8% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the eighth year	NA

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB Plus with Annual Reset (2009)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.	0.55%	0.55%	0.55%
Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.
(3) Fund Mergers and Replacements
Effective May 28, 2010, the International Growth Equity Portfolio of The Universal Institutional Funds, Inc. Class — II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
Effective April 24, 2009, funds of J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust — Class I.
The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust — Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust — Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust — Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust — Class I.
Effective April 27, 2007, funds of Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust — Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I.

(4) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, the operations of NSLA which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.
(5) Investments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.

Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$0	$151,332,470	$0	$151,332,470

*	Refer to Note 1.B. for listing of individual Separate Account Investments.
     There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2010.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$115,326	$194,903
Money Market Subaccount	2,374,957	2,468,132
Bond Subaccount	187,011	171,122
Omni Subaccount	38,707	9,312
International Subaccount	274,518	636,054
Capital Appreciation Subaccount	115,235	164,339
Millennium Subaccount	310,335	1,472,333
International Small-Mid Company Subaccount	8,813	19,928
Aggressive Growth Subaccount	150,078	12,234
Small Cap Growth Subaccount	9,230	15,034
Mid Cap Opportunity Subaccount	61,941	33,118
S&P 500 Index Subaccount	397,398	245,073
Strategic Value Subaccount	264,588	68,757
High Income Bond Subaccount	1,902,936	306,584
Capital Growth Subaccount	131,568	32,739
Nasdaq-100 Index Subaccount	38,682	49,945
Bristol Subaccount	911,497	424,643
Bryton Growth Subaccount	680,874	613,994
U.S. Equity Subaccount	38,242	31,061
Balanced Subaccount	6,792	1,331
Income Opportunity Subaccount	466	301
Target VIP Subaccount	27,272	10,185
Target Equity/Income Subaccount	15,959	84,780
Bristol Growth Subaccount	1,280,221	99,324
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	198	525
The Universal Institutional Funds, Inc. — Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	76,012	113,846
U.S. Real Estate Subaccount	551,760	2,128,546
International Growth Equity	1,011,301	4,545,028
Capital Growth Subaccount	55,117	6,287
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount	4,448,822	4,168,510
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Large Cap Value Subaccount	771,783	821,233
Structured U.S. Equity Subaccount	69,548	115,274
Strategic Growth Subaccount	3,682	11,029
Lazard Retirement Series, Inc. — Service Shares:
Emerging Markets Equity Subaccount	1,444,480	860,683
U.S. Small-Mid Cap Equity Subaccount	811,902	897,045
U.S. Strategic Equity Subaccount	2,628	1,854
International Equity Subaccount	3,036,849	836,320
The Prudential Series Fund, Inc. — Class II:
Jennison 20/20 Focus Subaccount	3,373,629	647,264
Jennison Subaccount	90,548	5,855
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount	698,756	485,332
VIP Contrafund Subaccount	659,473	419,576
VIP Growth Subaccount	24,079	84,937
VIP Equity-Income Subaccount	161,640	245,342
VIP Real Estate Subaccount	1,393,162	137,099

	Purchases	Sales
Janus Aspen Series — Service Shares:
Janus Subaccount	235,411	183,866
Worldwide Subaccount	678	985
Balanced Subaccount	97,071	47,159
Overseas Subaccount	923,253	884,025
J.P. Morgan Insurance Trust — Class I:
Small Cap Core Subaccount	36,867	190,626
Mid Cap Value Subaccount	264,168	324,395
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount	164,246	14,552
Investors Growth Stock Subaccount	149	6,972
Mid Cap Growth Subaccount	23,028	74,999
Total Return Subaccount	47,974	100,008
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount	3,333,014	586,288
Total Return Subaccount	10,329,820	3,554,858
Global Bond Subaccount	1,834,323	2,644,503
CommodityRealReturn Strategy Subaccount	999,158	313,559
Royce Capital Fund — Investment Class:
Micro-Cap Subaccount	327,808	282,178
Small-Cap Subaccount	1,450,612	566,269
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount	44,587	61,676
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount	1,257,778	126,687
Franklin Flex Cap Growth Securities Subaccount	121,492	610,580
Franklin Income Securities Subaccount	137,475	203,377
Legg Mason Partners Variable Equity Trust — Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount	15,372	4,588
Legg Mason ClearBridge Variable Equity Income Builder Subaccount	9,425	106,366
Legg Mason ClearBridge Variable Large Cap Value Subaccount	7,536	171
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount	52,596	255,702
ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount	96,500	131,822
Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount	64,016	20,887
Goldman Sachs Variable Insurance Trust — Service Shares:
Large Cap Value Subaccount	4,325,708	1,097,441
Structured U.S. Equity Subaccount	1,628	3,803
Strategic Growth Subaccount	28,280	6,423
Franklin Templeton Variable Insurance Products Trust — Class 4:
Templeton Foreign Securities Subaccount	4,467,373	301,668
Franklin Flex Cap Growth Securities Subaccount	2,170,212	1,587,943
Franklin Income Securities Subaccount	224,546	245,730
Franklin Templeton VIP Founding Funds Allocation Subaccount	15,388	16,126
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	940,466	261,691
VIP Global Natural Resources Subaccount	348,279	242,938
VIP Science and Technology Subaccount	158,151	77,495

Totals	$62,582,403	$38,835,167

(6) Financial Highlights
The following is a summary of accumulation units, value per unit, and fair value, and the expenses, total returns and investment income ratios for each period ended December 31. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the values per unit and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

						Investment
	Accumulation					Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2010	236,829	$7.55 to $7.99	$1,790,927	0.90% to 1.40%	6.42% to 6.95%	0.20%
2009	243,859	$7.09 to $7.47	$1,732,281	0.90% to 1.40%	37.18% to 37.86%	0.24%
2008	260,763	$5.17 to $5.42	$1,350,079	0.90% to 1.40%	-55.44% to -55.22%	0.80%
2007	241,983	$11.60 to $12.10	$2,816,939	0.90% to 1.40%	-7.20% to -6.73%	0.05%
2006	161,898	$12.50 to $12.98	$2,028,014	0.90% to 1.40%	5.20% to 17.19%(b)	0.00%
Money Market Subaccount
2010	189,888	$9.82 to $12.73	$2,269,555	0.90% to 1.55%	-1.53% to -0.89%	0.00%
2009	195,076	$9.97 to $12.85	$2,362,735	0.90% to 1.55%	-0.89% to -0.32%(b)	0.00%
2008	250,401	$12.30 to $12.96	$3,079,502	0.90% to 1.40%	0.36% to 0.86%	1.87%
2007	408,605	$12.25 to $12.85	$5,015,645	0.90% to 1.40%	3.50% to 4.01%	4.77%
2006	203,672	$11.84 to $12.36	$2,415,667	0.90% to 1.40%	1.66%(a) to 3.32%	4.77%
Bond Subaccount
2010	91,207	$10.73 to $16.96	$1,447,564	0.90% to 1.55%	6.19% to 6.88%	0.00%
2009	88,469	$14.98 to $15.87	$1,330,346	0.90% to 1.40%	19.26% to 19.85%	0.00%
2008	66,480	$12.56 to $13.24	$836,001	0.90% to 1.40%	-12.68% to -12.24%	0.00%
2007	97,271	$14.39 to $15.09	$1,404,062	0.90% to 1.40%	2.28% to 2.79%	0.00%
2006	85,702	$14.07 to $14.68	$1,208,510	0.90% to 1.40%	2.94%(a) to 3.00%	4.73%
Omni Subaccount
2010	16,064	$9.37 to $9.97	$153,514	0.90% to 1.40%	11.63% to 12.18%	1.89%
2009	12,477	$8.39 to $8.89	$107,303	0.90% to 1.40%	31.31% to 31.97%	4.44%
2008	4,482	$6.39	$28,635	1.40%	-32.41%	2.31%
2007	4,725	$9.45	$44,661	1.40%	5.50%	1.73%
2006	4,909	$8.96	$43,983	1.40%	11.76%	1.46%
International Subaccount
2010	348,402	$11.33 to $11.41	$3,740,899	0.90% to 1.55%	14.97% to 15.71%	0.00%
2009	379,395	$9.31 to $9.86	$3,536,230	0.90% to 1.40%	36.32% to 36.99%	0.00%
2008	410,672	$6.83 to $7.20	$2,806,492	0.90% to 1.40%	-46.83% to -46.56%	0.00%
2007	413,417	$12.84 to $13.47	$5,324,401	0.90% to 1.40%	7.93% to 8.46%	0.00%
2006	346,797	$11.90 to $12.42	$4,134,553	0.90% to 1.40%	8.51%(a) to 17.58%	0.21%
Capital Appreciation Subaccount
2010	78,953	$11.56 to $20.85	$1,538,482	0.90% to 1.55%	15.21% to 15.95%	0.24%
2009	79,745	$16.97 to $17.98	$1,359,509	0.90% to 1.40%	40.86% to 41.56%	1.27%
2008	90,546	$12.05 to $12.70	$1,091,244	0.90% to 1.40%	-39.85% to -39.55%	0.68%
2007	82,911	$20.03 to $21.01	$1,661,714	0.90% to 1.40%	2.38% to 2.89%	0.45%
2006	82,206	$19.56	$1,608,199	1.40%	14.77%	0.58%
Millennium Subaccount
2010	13,623	$7.94 to $8.38	$108,207	0.90% to 1.40%	22.58% to 23.19%	0.00%
2009	195,507	$6.80 to $10.12	$1,288,349	0.90% to 1.55%	1.24%(a) to 19.77%	0.00%
2008	11,124	$5.43	$60,455	1.40%	-43.34%	0.00%
2007	13,313	$9.59	$127,676	1.40%	24.28%	0.00%
2006	6,858	$7.72	$52,924	1.40%	5.90%	0.00%
International Small-Mid Company Subaccount
2010	14,843	$16.47 to $17.41	$248,187	0.90% to 1.40%	18.08% to 18.67%	0.00%
2009	15,397	$13.94 to $14.68	$217,894	0.90% to 1.40%	44.03% to 44.75%	0.00%
2008	10,609	$9.68 to $10.14	$102,969	0.90% to 1.40%	-51.98% to -51.74%	0.00%
2007	5,988	$20.16 to $21.01	$121,199	0.90% to 1.40%	15.85% to 16.42%	0.00%
2006	7,252	$17.40	$126,204	1.40%	24.61%	0.19%
Aggressive Growth Subaccount
2010	58,554	$6.36 to $6.72	$374,401	0.90% to 1.40%	8.44% to 8.98%	0.00%
2009	34,843	$5.87 to $6.17	$205,800	0.90% to 1.40%	40.64% to 41.34%	0.00%
2008	15,757	$4.17	$65,755	1.40%	-44.46%	0.00%
2007	13,533	$7.51	$101,673	1.40%	27.75%	0.00%

	Accumulation					Investment
						Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
Small Cap Growth Subaccount
2010	23,025	$7.34 to $7.73	$172,721	0.90% to 1.40%	28.24% to 28.87%	0.00%
2009	23,748	$5.72 to $6.00	$138,293	0.90% to 1.40%	48.68% to 49.42%	0.00%
2008	12,517	$3.85	$48,156	1.40%	-48.41%	0.00%
2007	9,910	$7.46	$73,911	1.40%	13.03%	0.00%
2006	4,188	$6.60	$27,630	1.40%	23.87%	0.00%
Mid Cap Opportunity Subaccount
2010	36,428	$12.27 to $15.60	$529,490	0.90% to 1.55%	17.77% to 18.53%	0.00%
2009	33,126	$12.42 to $13.16	$413,983	0.90% to 1.40%	38.66% to 39.35%	0.00%
2008	73,343	$8.96 to $9.45	$662,473	0.90% to 1.40%	-51.97% to -51.73%	0.00%
2007	26,877	$18.65 to $19.57	$503,423	0.90% to 1.40%	16.23% to 16.81%	0.00%
2006	3,431	$16.05	$55,059	1.40%	8.14%	0.00%
S&P 500 Index Subaccount
2010	74,305	$11.56 to $12.31	$869,595	0.90% to 1.40%	12.88% to 13.43%	1.43%
2009	58,967	$10.24 to $10.85	$609,289	0.90% to 1.40%	24.09% to 24.71%	1.80%
2008	46,957	$8.25 to $8.70	$397,752	0.90% to 1.40%	-38.17% to -37.86%	1.74%
2007	29,453	$13.35 to $14.00	$398,207	0.90% to 1.40%	3.60% to 4.12%	2.08%
2006	9,881	$12.88	$127,297	1.40%	13.71%	0.71%
Strategic Value Subaccount
2010	31,856	$9.80	$312,307	1.40%	10.44%	5.72%
2009	11,219	$8.88	$99,587	1.40%	9.98%	6.12%
2008	1,639	$8.07	$13,227	1.40%	-29.26%	2.40%
2007	6,690	$11.41	$76,333	1.40%	-10.00%	1.27%
2006	5,335	$12.68	$67,633	1.40%	14.75%	0.73%
High Income Bond Subaccount
2010	210,186	$10.85 to $18.58	$3,539,692	0.90% to 1.65%	8.52%(a) to 13.07%	0.00%
2009	102,926	$10.45 to $16.43	$1,604,077	0.90% to 1.55%	4.52%(a) to 47.91%	0.00%
2008	37,996	$10.54 to $11.11	$402,087	0.90% to 1.40%	-26.35% to -25.98%	0.00%
2007	33,320	$14.31 to $15.01	$479,540	0.90% to 1.40%	2.09% to 2.60%	0.00%
2006	17,573	$14.01 to $14.63	$248,511	0.90% to 1.40%	5.99%(a) to 8.61%	0.00%
Capital Growth Subaccount
2010	7,777	$26.25	$204,115	1.40%	34.54%	0.00%
2009	2,941	$19.51	$57,378	1.40%	33.40%	0.00%
2008	6,915	$14.62	$101,134	1.40%	-37.24%	0.00%
2007	1,885	$23.30	$43,935	1.40%	9.69%	0.00%
2006	270	$21.25	$5,737	1.40%	18.47%	0.00%
Nasdaq-100 Index Subaccount
2010	107,577	$5.19 to $12.47	$544,837	0.90% to 1.65%	18.32% to 24.66%(b)	0.33%
2009	110,919	$4.18 to $4.38	$468,659	0.90% to 1.40%	51.58% to 52.33%	0.00%
2008	153,905	$2.76 to $2.88	$431,232	0.90% to 1.40%	-42.78% to -42.50%	0.00%
2007	121,569	$4.82 to $5.00	$592,082	0.90% to 1.40%	16.94% to 17.52%	0.00%
2006	102,537	$4.12	$422,391	1.40%	5.14%	0.00%
Bristol Subaccount
2010	238,217	$12.07 to $13.50	$3,062,106	0.90% to 1.65%	12.10% to 20.75%(b)	0.65%
2009	189,916	$10.05 to $12.04	$2,212,919	0.90% to 1.55%	0.47%(a) to 34.62%	0.77%
2008	121,781	$8.66 to $8.95	$1,057,428	0.90% to 1.40%	-41.37% to -41.08%	0.96%
2007	90,694	$14.76 to $15.18	$1,342,099	0.90% to 1.40%	6.26% to 6.79%	0.62%
2006	61,836	$13.89 to $14.22	$860,426	0.90% to 1.40%	11.36%(a) to 14.82%	0.49%
Bryton Growth Subaccount
2010	193,606	$12.64 to $12.98	$2,368,724	0.90% to 1.65%	22.93% to 29.78%(b)	0.00%
2009	183,266	$9.95 to $10.28	$1,828,784	0.90% to 1.55%	-0.51%(a) to 34.52%	0.00%
2008	106,923	$7.40 to $7.64	$794,176	0.90% to 1.40%	-40.37% to -40.08%	0.00%
2007	77,542	$12.40 to $12.76	$964,992	0.90% to 1.40%	8.37% to 8.91%	0.00%
2006	45,382	$11.45 to $11.71	$520,755	0.90% to 1.40%	14.78%(a) to 15.13%	0.00%

						Investment
	Accumulation					Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
U.S. Equity Subaccount
2010	72,141	$9.67	$697,291	1.40%	10.91%	0.76%
2009	70,896	$8.71	$617,852	1.40%	14.96%	0.78%
2008	67,520	$7.58	$511,839	1.40%	-48.70%	0.88%
2007	81,503	$14.78	$1,204,342	1.40%	11.60%	0.37%
2006	74,145	$13.24	$981,752	1.40%	6.44%	0.47%
Balanced Subaccount
2010	1,577	$13.35	$21,056	1.40%	6.30%	2.22%
2009	1,153	$12.56	$14,483	1.40%	23.19%	8.22%
2007	10,579	$14.15	$149,738	1.40%	10.74%	0.00%
2006	10,591	$12.78	$135,362	1.40%	11.57%	1.56%
Income Opportunity Subaccount
2010	1,883	$10.93	$20,577	1.40%	5.67%	0.00%
2009	1,842	$10.34	$19,054	1.40%	11.58%	0.00%
2008	1,351	$9.27	$12,518	1.40%	-21.92%	0.00%
2007	5,333	$11.87	$63,300	1.40%	6.82%	0.00%
2006	3,851	$11.11	$42,795	1.40%	2.72%	0.00%
Target VIP Subaccount
2010	21,787	$8.91 to $9.14	$195,241	0.90% to 1.40%	17.82% to 18.40%	1.49%
2009	19,607	$7.56 to $7.72	$149,052	0.90% to 1.40%	13.18% to 13.74%	1.48%
2008	15,440	$6.68 to $6.79	$103,260	0.90% to 1.40%	-44.12% to -43.84%	0.83%
2007	28,354	$11.96	$339,111	1.40%	8.21%	0.88%
2006	13,390	$11.05	$147,988	1.40%	9.24%	0.02%
Target Equity/Income Subaccount
2010	129,073	$8.66 to $8.88	$1,118,311	0.90% to 1.40%	21.53% to 22.13%	1.27%
2009	138,179	$7.12 to $7.27	$984,847	0.90% to 1.40%	10.78% to 11.33%	2.00%
2008	158,549	$6.43 to $6.53	$1,019,800	0.90% to 1.40%	-45.84% to -45.57%	1.85%
2007	142,133	$11.87	$1,687,184	1.40%	8.89%	1.99%
2006	1,227	$10.90	$13,381	1.40%	7.86%	0.78%
Bristol Growth Subaccount
2010	157,781	$9.54 to $12.10	$1,526,073	0.90% to 1.65%	11.79% to 20.99%(b)	0.65%
2009	8,519	$8.42 to $8.53	$72,366	0.90% to 1.40%	40.31% to 41.01%	0.00%
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2010	1,597	$18.74	$29,926	1.40%	22.05%	0.76%
2009	1,607	$15.35	$24,675	1.40%	45.70%	0.00%
2008	1,621	$10.54	$17,078	1.40%	-40.93%	1.84%
2007	2,284	$17.84	$40,741	1.40%	5.15%	0.60%
2006	2,297	$16.96	$38,973	1.40%	10.67%	0.00%
The Universal Institutional Funds, Inc. — Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2010	40,201	$10.57 to $13.38	$516,519	0.90% to 1.55%	5.23% to 5.91%	5.26%
2009	44,609	$12.22 to $12.63	$545,522	0.90% to 1.40%	7.87% to 8.40%	3.90%
2008	95,501	$11.33 to $11.65	$1,087,662	0.90% to 1.40%	-11.70% to -11.26%	5.81%
2007	45,170	$12.83 to $13.13	$581,299	0.90% to 1.40%	3.76% to 4.27%	1.23%
2006	4,871	$12.37	$60,233	1.40%	2.13%	3.95%
U.S. Real Estate Subaccount
2010	71,574	$13.60 to $22.46	$1,548,695	0.90% to 1.55%	27.55% to 28.37%	2.77%
2009	160,867	$10.66 to $17.49	$2,724,019	0.90% to 1.55%	6.64%(a) to 27.35%	3.05%
2008	96,437	$13.36 to $13.74	$1,290,690	0.90% to 1.40%	-38.92% to -38.61%	2.76%
2007	80,419	$21.87 to $22.38	$1,761,059	0.90% to 1.40%	-18.42% to -18.01%	1.01%
2006	41,474	$26.80 to $27.29	$1,112,763	0.90% to 1.40%	15.29%(a) to 35.77%	0.94%

						Investment
	Accumulation					Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
International Growth Equity Subaccount (note 3)
2009	499,330	$8.44 to $10.09	$4,170,836	0.90% to 1.55%	0.87%(a) to 35.32%	0.72%
2008	263,419	$6.16 to $6.24	$1,626,516	0.90% to 1.40%	-49.24% to -48.98%	0.00%
2007	44,635	$12.13 to $12.23	$542,094	0.90% to 1.40%	12.68% to 13.24%	0.51%
2006	1,446	$10.77	$15,564	1.40%	7.66%(c)	1.75%
Capital Growth Subaccount
2010	34,687	$12.08 to $12.36	$425,811	0.90% to 1.40%	20.92% to 21.52%	0.00%
2009	29,324	$9.99 to $10.17	$297,354	0.90% to 1.40%	62.87% to 63.67%	0.00%
2008	5,986	$6.13 to $6.21	$36,754	0.90% to 1.40%	-50.05% to -49.80%	0.00%
2007	1,054	$12.28	$12,943	1.40%	19.98%	0.00%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 3):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount
2010	48,875	$9.20 to $10.92	$442,529	0.90% to 1.55%	23.66% to 24.13%	0.00%
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Large Cap Value Subaccount
2010	549,484	$9.95 to $10.60	$5,513,668	0.90% to 1.40%	9.66% to 10.21%	0.84%
2009	549,737	$9.08 to $9.62	$5,024,925	0.90% to 1.40%	16.68% to 17.26%	2.02%
2008	458,229	$7.78 to $8.20	$3,585,192	0.90% to 1.40%	-35.43% to -35.11%	2.12%
2007	384,525	$12.05 to $12.64	$4,652,890	0.90% to 1.40%	0.08% to 0.58%	2.43%
2006	153,962	$12.04 to $12.57	$1,860,004	0.90% to 1.40%	10.55%(a) to 20.94%	2.47%
Structured U.S. Equity Subaccount
2010	74,686	$10.10	$754,059	1.40%	11.28%	1.55%
2009	79,366	$9.07	$720,053	1.40%	19.47%	2.16%
2008	76,795	$7.59	$583,173	1.40%	-37.87%	1.61%
2007	77,781	$12.22	$950,745	1.40%	-2.99%	1.07%
2006	71,908	$12.60	$906,079	1.40%	11.34%	1.35%
Strategic Growth Subaccount
2010	18,095	$11.35	$205,414	1.40%	9.21%	0.44%
2009	18,600	$10.39	$193,343	1.40%	45.71%	0.49%
2008	18,460	$7.13	$131,693	1.40%	-42.56%	0.14%
2007	10,467	$12.42	$130,012	1.40%	8.60%	0.19%
2006	8,295	$11.44	$94,868	1.40%	7.06%	0.08%
Lazard Retirement Series, Inc. — Service Shares:
Emerging Markets Equity Subaccount
2010	163,391	$12.46 to $36.50	$4,986,645	0.90% to 1.65%	21.60% to 24.60%(b)	1.29%
2009	125,180	$9.86 to $30.02	$3,568,946	0.90% to 1.55%	-1.40%(a) to 68.33%	3.75%
2008	78,657	$17.01 to $17.83	$1,347,881	0.90% to 1.40%	-49.43% to -49.18%	3.26%
2007	38,966	$33.65 to $35.09	$1,313,155	0.90% to 1.40%	31.45% to 32.11%	1.53%
2006	16,033	$25.60	$410,371	1.40%	28.16%	0.50%
U.S. Small-Mid Cap Equity Subaccount
2010	97,190	$12.49 to $21.14	$1,832,087	0.90% to 1.65%	22.62% to 24.89%(b)	0.29%
2009	105,386	$10.46 to $17.24	$1,730,186	0.90% to 1.55%	4.65%(a) to 51.32%	0.00%
2008	8,110	$10.87 to $11.39	$88,293	0.90% to 1.40%	-37.36% to -37.04%	0.00%
2007	8,387	$17.35 to $18.09	$145,712	0.90% to 1.40%	-8.49% to -8.03%	0.00%
2006	11,387	$18.96	$215,864	1.40%	14.47%	0.00%
U.S. Strategic Equity Subaccount
2010	18,379	$10.95	$201,198	0.90%	11.84%	0.71%
2009	18,259	$9.79	$178,729	0.90%	25.71%	1.28%
2008	8,456	$7.79	$65,846	0.90%	-35.86%	0.81%
2007	3,970	$12.14	$48,200	0.90%	-1.84%	3.29%
International Equity Subaccount
2010	669,494	$12.05 to $12.15	$7,852,120	0.90% to 1.65%	5.77% to 20.54%(b)	1.55%
2009	456,919	$9.84 to $11.48	$5,150,243	0.90% to 1.55%	-1.61%(a) to 20.38%	3.44%
2008	215,442	$9.37 to $9.54	$2,029,552	0.90% to 1.40%	-37.89% to -37.58%	1.81%
2007	95,097	$15.08 to $15.28	$1,441,429	0.90% to 1.40%	9.25% to 9.79%	5.80%

						Investment
	Accumulation					Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
The Prudential Series Fund, Inc. — Class II:
Jennison 20/20 Focus Subaccount
2010	475,297	$12.22 to $15.76	$6,924,341	0.90% to 1.65%	6.41% to 22.15%(b)	0.00%
2009	237,309	$10.54 to $14.81	$3,365,722	0.90% to 1.55%	5.44%(a) to 56.00%	0.00%
2008	157,150	$9.08 to $9.49	$1,434,915	0.90% to 1.40%	-40.24% to -39.94%	0.00%
2007	71,354	$15.19 to $15.80	$1,086,974	0.90% to 1.40%	8.59% to 9.13%	0.19%
2006	28,504	$13.99	$398,781	1.40%	12.05%	0.00%
Jennison Subaccount
2010	17,535	$7.99 to $11.52	$156,737	0.90% to 1.55%	9.75% to 10.46%	0.02%
2009	7,838	$6.88 to $7.23	$54,457	0.90% to 1.40%	40.62% to 41.31%	0.25%
2008	6,386	$4.89	$31,255	1.40%	-38.42%	0.07%
2007	6,547	$7.95	$52,035	1.40%	10.01%	0.00%
2006	5,159	$7.23	$37,272	1.40%	-0.03%	0.00%
UBS Series Trust — Class I:
U.S. Allocation Subaccount
2008	1,842	$6.68	$12,298	1.40%	-36.23%	2.71%
2007	1,853	$10.47	$19,395	1.40%	0.49%	2.19%
2006	1,981	$10.42	$20,644	1.40%	9.47%	2.41%
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2010	130,198	$12.47 to $25.39	$3,082,167	0.90% to 1.65%	24.74%(a) to 27.43%	0.13%
2009	117,939	$10.00 to $19.93	$2,223,645	0.90% to 1.55%	-0.03%(a) to 38.51%	0.46%
2008	117,371	$13.78 to $14.39	$1,634,019	0.90% to 1.40%	-40.44% to -40.15%	0.27%
2007	57,940	$23.15 to $24.04	$1,349,727	0.90% to 1.40%	13.74% to 14.30%	0.48%
2006	35,351	$20.35	$719,389	1.40%	10.86%	0.18%
VIP Contrafund Subaccount
2010	340,876	$12.33 to $13.68	$4,428,994	0.90% to 1.65%	15.88% to 23.25%(b)	1.05%
2009	317,895	$11.25 to $11.81	$3,598,756	0.90% to 1.40%	33.60% to 34.26%	1.27%
2008	287,146	$8.42 to $8.79	$2,431,955	0.90% to 1.40%	-43.49% to -43.20%	1.00%
2007	152,984	$14.91 to $15.48	$2,293,813	0.90% to 1.40%	15.67% to 16.25%	0.91%
2006	52,985	$12.89	$682,731	1.40%	9.90%	1.16%
VIP Growth Subaccount
2010	7,544	$6.85 to $7.22	$52,698	0.90% to 1.40%	22.15% to 22.76%	0.02%
2009	18,932	$5.60 to $5.88	$106,873	0.90% to 1.40%	26.20% to 26.82%	0.20%
2008	19,574	$4.44 to $4.64	$87,474	0.90% to 1.40%	-48.04% to -47.78%	0.58%
2007	19,553	$8.55 to $8.88	$167,548	0.90% to 1.40%	24.90% to 25.52%	0.55%
2006	27,932	$6.84	$191,116	1.40%	5.10%	0.22%
VIP Equity-Income Subaccount
2010	114,283	$11.94 to $12.37	$1,371,128	0.90% to 1.40%	13.33% to 13.89%	1.62%
2009	122,130	$10.53 to $10.86	$1,291,509	0.90% to 1.40%	28.09% to 28.73%	2.15%
2008	118,345	$8.22 to $8.44	$975,338	0.90% to 1.40%	-43.61% to -43.32%	2.21%
2007	128,724	$14.58 to $14.89	$1,883,091	0.90% to 1.40%	-0.13% to 0.36%	1.80%
2006	41,953	$14.60 to $14.83	$615,880	0.90% to 1.40%	11.94%(a) to 18.28%	7.76%
VIP Real Estate Subaccount
2010	162,870	$9.31 to $12.06	$1,566,829	0.90% to 1.65%	20.58%(a) to 28.93%	2.15%
2009	6,791	$7.16	$48,625	1.40%	35.50%	2.76%
2008	5,875	$5.28	$31,049	1.40%	-47.15%(c)	21.14%
Janus Aspen Series — Service Shares:
Janus Subaccount
2010	110,898	$6.93 to $11.58	$740,202	0.90% to 1.55%	12.52% to 13.24%	0.40%
2009	102,685	$5.83 to $6.12	$604,277	0.90% to 1.40%	34.14% to 34.80%	0.46%
2008	69,128	$4.35 to $4.54	$300,621	0.90% to 1.40%	-40.70% to -40.41%	0.67%
2007	20,005	$7.33	$146,637	1.40%	13.20%	7.48%
Worldwide Subaccount
2010	6,043	$6.16 to $6.49	$37,683	0.90% to 1.40%	13.93% to 14.49%	0.49%
2009	6,052	$5.40 to $5.67	$33,086	0.90% to 1.40%	35.51% to 36.18%	1.12%
2008	8,075	$3.99	$32,202	1.40%	-45.57%	1.20%
2007	3,945	$7.33	$28,903	1.40%	7.85%	0.68%
2006	2,438	$6.79	$16,564	1.40%	16.31%	1.65%

						Investment
	Accumulation					Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
Balanced Subaccount
2010	49,016	$11.05 to $14.56	$678,878	0.90% to 1.65%	7.16% to 10.47%(b)	2.61%
2009	45,395	$12.95 to $13.59	$594,754	0.90% to 1.40%	23.85% to 24.46%	3.17%
2008	4,092	$10.46 to $10.92	$43,448	0.90% to 1.40%	-17.22% to -16.81%	2.52%
2007	3,884	$12.63 to $13.12	$49,775	0.90% to 1.40%	8.76% to 9.30%	2.24%
2006	3,246	$11.62	$37,710	1.40%	8.89%	2.86%
Overseas Subaccount
2010	278,015	$12.60 to $17.37	$4,582,041	0.90% to 1.65%	23.90% to 25.97%(b)	0.55%
2009	273,011	$13.37 to $14.02	$3,665,082	0.90% to 1.40%	76.60% to 77.47%	0.42%
2008	284,985	$7.57 to $7.90	$2,163,674	0.90% to 1.40%	-52.89% to -52.66%	1.08%
2007	189,921	$16.07 to $16.69	$3,062,687	0.90% to 1.40%	26.24% to 26.87%	0.49%
2006	67,768	$12.73 to $13.15	$868,747	0.90% to 1.40%	25.83%(a) to 44.61%	2.51%
J.P. Morgan Series Trust II (note 3):
Small Company Subaccount
2008	11,679	$8.83	$103,081	1.40%	-32.93%	0.20%
2007	13,957	$13.16	$183,666	1.40%	-6.98%	0.01%
2006	9,018	$14.15	$127,575	1.40%	13.42%	0.00%
Mid Cap Value Subaccount
2008	112,760	$13.73	$1,548,153	1.40%	-34.13%	1.13%
2007	97,701	$20.84	$2,036,554	1.40%	1.03%	0.88%
2006	70,155	$20.63	$1,447,452	1.40%	15.23%	0.55%
J.P. Morgan Insurance Trust — Class I (note 3):
Small Cap Core Subaccount
2010	10,148	$13.38	$135,741	1.40%	25.37%	0.00%
2009	23,222	$10.67	$247,768	1.40%	29.28%	0.39%
Mid Cap Value Subaccount
2010	114,411	$20.87	$2,388,104	1.40%	21.75%	1.19%
2009	117,736	$17.14	$2,018,474	1.40%	28.90%	0.00%
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2010	20,638	$13.67 to $16.74	$323,325	0.90% to 1.55%	33.87% to 34.73%	0.00%
2009	8,454	$10.21 to $12.42	$95,669	0.90% to 1.55%	2.10%(a) to 61.47%	0.00%
2008	253	$7.43	$1,876	1.40%	-40.36%	0.00%
2007	234	$12.45	$2,914	1.40%	0.83%	0.00%
2006	1,125	$12.35	$13,896	1.40%	11.37%	0.00%
Investors Growth Stock Subaccount
2010	4,655	$11.14	$51,856	1.40%	10.60%	0.29%
2009	5,285	$10.07	$53,228	1.40%	37.17%	0.44%
2008	5,169	$7.34	$37,949	1.40%	-37.85%	0.29%
2007	5,036	$11.81	$59,499	1.40%	9.48%	0.08%
2006	5,061	$10.79	$54,614	1.40%	5.83%	0.00%
Mid Cap Growth Subaccount
2010	32,593	$8.81 to $9.22	$289,057	0.90% to 1.40%	27.42% to 28.05%	0.00%
2009	38,877	$6.91 to $7.20	$270,276	0.90% to 1.40%	39.30% to 39.99%	0.00%
2008	35,620	$4.96 to $5.14	$177,064	0.90% to 1.40%	-52.27% to -52.03%	0.00%
2007	41,099	$10.40 to $10.72	$429,411	0.90% to 1.40%	7.99% to 8.53%	0.00%
2006	18,992	$9.63 to $9.88	$184,301	0.90% to 1.40%	0.89% to 8.63%(b)	0.00%
Total Return Subaccount
2010	38,213	$13.16 to $13.77	$509,525	0.90% to 1.40%	8.12% to 8.66%	2.64%
2009	43,182	$12.17 to $12.67	$531,002	0.90% to 1.40%	16.10% to 16.67%	1.88%
2008	19,814	$10.48	$207,745	1.40%	-23.40%	2.83%
2007	16,024	$13.69	$219,326	1.40%	2.49%	2.29%
2006	9,006	$13.35	$120,272	1.40%	10.09%	2.13%

						Investment
	Accumulation					Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2010	454,461	$10.15 to $15.96	$6,702,656	0.90% to 1.65%	1.48%(a) to 7.15%	1.41%
2009	258,781	$10.15 to $14.90	$3,722,611	0.90% to 1.55%	1.47%(a) to 17.31%	2.99%
2008	140,656	$12.30 to $12.70	$1,735,757	0.90% to 1.40%	-8.32% to -7.87%	3.51%
2007	147,832	$13.42 to $13.78	$1,984,509	0.90% to 1.40%	9.13% to 9.68%	4.67%
2006	138,639	$12.30	$1,704,599	1.40%	-0.67%	4.31%
Total Return Subaccount
2010	1,427,120	$10.17 to $16.01	$20,911,072	0.90% to 1.65%	1.74%(a) to 7.15%	2.43%
2009	958,761	$10.05 to $14.94	$13,841,683	0.90% to 1.55%	0.54%(a) to 13.03%	4.86%
2008	303,864	$12.81 to $13.22	$3,911,765	0.90% to 1.40%	3.36% to 3.87%	4.45%
2007	386,691	$12.39 to $12.73	$4,814,726	0.90% to 1.40%	7.25% to 7.79%	4.82%
2006	135,621	$11.55 to $11.81	$1,576,923	0.90% to 1.40%	2.17%(a) to 2.42%	4.54%
Global Bond Subaccount
2010	181,090	$10.83 to $17.49	$2,879,926	0.90% to 1.65%	8.28%(a) to 10.66%	2.71%
2009	233,852	$9.91 to $15.80	$3,556,747	0.90% to 1.55%	-0.85%(a) to 15.80%	3.08%
2008	56,880	$13.22 to $13.65	$757,256	0.90% to 1.40%	-2.21% to -1.73%	3.49%
2007	15,464	$13.52 to $13.89	$209,485	0.90% to 1.40%	8.22% to 8.76%	3.31%
2006	9,512	$12.49	$118,847	1.40%	3.21%	3.32%
CommodityRealReturn Strategy Subaccount
2010	188,780	$10.83 to $13.29	$2,064,482	0.90% to 1.65%	23.41% to 32.87%(b)	15.85%
2009	141,709	$8.77 to $10.61	$1,239,997	0.90% to 1.55%	6.10%(a) to 40.27%	9.99%
Royce Capital Fund — Investment Class:
Micro-Cap Subaccount
2010	56,485	$13.06 to $25.78	$1,407,984	0.90% to 1.55%	27.98% to 28.80%	2.02%
2009	54,462	$19.37 to $20.02	$1,060,942	0.90% to 1.40%	55.86% to 56.63%	0.00%
2008	42,933	$12.43 to $12.78	$538,363	0.90% to 1.40%	-44.06% to -43.78%	4.08%
2007	16,410	$22.21 to $22.73	$365,313	0.90% to 1.40%	2.53% to 3.05%	1.77%
2006	7,812	$21.66	$169,246	1.40%	19.40%	0.28%
Small-Cap Subaccount
2010	218,360	$11.90 to $23.94	$4,759,600	0.90% to 1.65%	18.98%(a) to 19.45%	0.14%
2009	160,043	$9.98 to $20.04	$3,112,003	0.90% to 1.55%	-0.21%(a) to 34.00%	0.00%
2008	111,031	$14.54 to $14.96	$1,627,231	0.90% to 1.40%	-28.19% to -27.83%	0.79%
2007	60,745	$20.25 to $20.72	$1,240,346	0.90% to 1.40%	-3.50% to -3.01%	0.07%
2006	15,287	$20.98	$320,776	1.40%	13.98%	0.07%
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2010	26,615	$14.20 to $14.75	$385,438	0.90% to 1.40%	13.46% to 14.02%	1.98%
2009	28,234	$12.52 to $12.94	$359,123	0.90% to 1.40%	20.54% to 21.14%	2.03%
2008	20,234	$10.38 to $10.68	$213,417	0.90% to 1.40%	-30.70% to -30.35%	1.86%
2007	23,698	$14.98 to $15.33	$358,841	0.90% to 1.40%	5.37% to 5.89%	1.09%
2006	7,528	$14.22	$107,035	1.40%	14.61%	1.10%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount
2010	168,154	$12.95 to $13.32	$2,192,095	0.90% to 1.40%	6.91% to 7.44%	1.02%
2009	62,207	$12.12 to $12.40	$757,348	0.90% to 1.40%	35.15% to 35.82%	3.71%
2008	76,014	$8.96 to $9.13	$683,038	0.90% to 1.40%	-41.21% to -40.91%	2.34%
2007	66,906	$15.25 to $15.45	$1,022,273	0.90% to 1.40%	13.85% to 14.42%	1.70%
2006	23,109	$13.39	$309,465	1.40%	19.77%	1.25%
Franklin Flex Cap Growth Securities Subaccount
2010	105,043	$12.49 to $12.84	$1,322,232	0.90% to 1.40%	14.59% to 15.16%	0.00%
2009	151,090	$10.90 to $11.15	$1,656,227	0.90% to 1.40%	31.13% to 31.78%	0.00%
2008	173,774	$8.31 to $8.46	$1,451,085	0.90% to 1.40%	-36.21% to -35.89%	0.12%
2007	89,083	$13.03 to $13.20	$1,163,881	0.90% to 1.40%	12.74% to 13.30%	0.00%

						Investment
	Accumulation					Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
Franklin Income Securities Subaccount
2010	66,775	$12.75 to $13.11	$853,690	0.90% to 1.40%	11.12% to 11.67%	6.61%
2009	75,985	$11.47 to $11.74	$874,268	0.90% to 1.40%	33.72% to 34.39%	8.30%
2008	72,702	$8.58 to $8.74	$625,235	0.90% to 1.40%	-30.63% to -30.29%	5.53%
2007	56,136	$12.37 to $12.53	$695,594	0.90% to 1.40%	2.32% to 2.83%	3.00%
2006	1,837	$12.09	$22,203	1.40%	16.61%	3.61%
Legg Mason Partners Variable Equity Trust — Class I (note 3):
All Cap Subaccount
2006	4,580	$19.47	$89,173	1.40%	16.49%	3.49%
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount
2010	6,874	$17.83 to $18.98	$124,341	0.90% to 1.40%	15.00% to 15.56%	1.79%
2009	6,304	$15.51 to $16.43	$98,518	0.90% to 1.40%	27.57% to 28.20%	1.56%
2008	5,325	$12.15	$64,720	1.40%	-37.46%	1.77%
2007	5,301	$19.43	$103,012	1.40%	-4.94%(c)	2.05%
Legg Mason ClearBridge Variable Equity Income Builder Subaccount
2009	9,066	$10.56	$95,755	1.40%	21.21%	4.92%
Legg Mason ClearBridge Variable Large Cap Value Subaccount
2010	966	$11.77 to $13.65	$11,817	1.40% to 1.65%	7.95% to 17.73%(b)	4.15%
2009	319	$12.64	$4,031	1.40%	22.78%	1.78%
2008	760	$10.30	$7,821	1.40%	-36.52%	1.39%
2007	677	$16.22	$10,985	1.40%	2.46%	2.57%
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2010	104,544	$9.87 to $10.10	$1,033,587	0.90% to 1.40%	24.25% to 24.87%	0.32%
2009	126,283	$7.94 to $8.09	$1,004,324	0.90% to 1.40%	44.14% to 44.85%	0.66%
2008	252,115	$5.51 to $5.58	$1,392,037	0.90% to 1.40%	-46.70% to -46.43%	1.16%
2007	174,375	$10.34 to $10.43	$1,805,438	0.90% to 1.40%	1.62% to 2.13%	0.51%
2006	49,527	$10.17 to $10.21	$504,435	0.90% to 1.40%	1.74%(a) to 10.74%(b)	0.63%
ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount
2010	11,003	$6.17 to $6.25	$68,483	0.90% to 1.40%	20.35% to 20.94%	17.53%
2009	20,286	$5.13 to $5.17	$104,324	0.90% to 1.40%	38.00% to 38.68%	1.12%
Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount
2010	28,109	$9.39 to $12.33	$264,820	0.90% to 1.65%	16.70% to 23.28%(b)	0.00%
2009	23,015	$7.98 to $8.05	$184,001	0.90% to 1.40%	27.32% to 27.95%	0.00%
2008	12,950	$6.27 to $6.29	$81,209	0.90% to 1.40%	-37.30%(a) to -37.09%(b)	0.00%
Goldman Sachs Variable Insurance Trust — Service Shares:
Large Cap Value Subaccount
2010	1,167,492	$8.44 to $11.88	$10,203,014	0.90% to 1.65%	9.90% to 18.81%(b)	0.78%
2009	777,553	$7.68 to $10.10	$5,962,349	0.90% to 1.55%	1.05%(a) to 16.82%	3.18%
2008	113,055	$6.55 to $6.57	$740,926	0.90% to 1.40%	-34.48%(a) to -34.27%(b)	7.81%
Structured U.S. Equity Subaccount
2010	5,257	$8.67 to $11.22	$53,940	1.40% to 1.55%	10.88% to 11.05%	1.30%
2009	5,471	$7.81 to $10.12	$50,639	1.40% to 1.55%	1.15%(a) to 19.22%	14.04%
Strategic Growth Subaccount
2010	15,139	$9.37 to $9.50	$142,930	0.90% to 1.40%	8.97% to 9.51%	0.21%
2009	12,672	$8.60 to $8.67	$109,511	0.90% to 1.40%	45.46% to 46.18%	0.98%
Franklin Templeton Variable Insurance Products Trust — Class 4:
Templeton Foreign Securities Subaccount
2010	597,550	$9.05 to $12.22	$5,514,963	0.90% to 1.65%	7.41% to 22.21%(b)	0.41%
2009	53,254	$8.36 to $8.43	$446,404	0.90% to 1.40%	34.95% to 35.62%	1.26%
2008	7,625	$6.19 to $6.21	$47,231	0.90% to 1.40%	-38.08%(a) to -37.87%(b)	1.95%

						Investment
	Accumulation					Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
Franklin Flex Cap Growth Securities Subaccount
2010	543,052	$10.10 to $12.35	$5,584,070	0.90% to 1.65%	15.05% to 23.53%(b)	0.00%
2009	491,521	$8.78 to $10.34	$4,301,834	0.90% to 1.55%	3.38%(a) to 31.51%	0.10%
2008	104,146	$6.65 to $6.68	$693,181	0.90% to 1.40%	-33.47%(a) to -33.24%(b)	0.02%
Franklin Income Securities Subaccount
2010	103,804	$10.37 to $11.12	$1,072,628	0.90% to 1.65%	11.23%(a) to 11.54%	6.07%
2009	111,518	$9.22 to $9.29	$1,031,244	0.90% to 1.40%	33.50% to 34.16%	3.83%
2008	27,300	$6.90 to $6.93	$188,765	0.90% to 1.40%	-30.96%(a) to -30.74%(b)	0.44%
Franklin Templeton VIP Founding Funds Allocation Subaccount
2010	35,797	$9.33 to $11.06	$335,909	0.90% to 1.55%	8.56% to 9.26%	2.17%
2009	36,112	$8.54 to $10.19	$311,900	0.90% to 1.55%	1.87%(a) to 28.90%	6.32%
2008	2,301	$6.60	$15,195	1.40%	-33.97%(c)	4.82%
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2010	292,376	$11.62 to $12.17	$3,494,455	0.90% to 1.65%	7.71% to 16.24%(b)	1.04%
2009	229,348	$9.94 to $11.30	$2,571,666	0.90% to 1.55%	-0.60%(a) to 23.94%	0.18%
2008	21,780	$9.10 to $9.11	$198,431	0.90% to 1.40%	-8.96%(a) to -8.85%(b)	4.15%
VIP Global Natural Resources Subaccount
2010	98,987	$12.08 to $13.90	$1,184,209	0.90% to 1.65%	16.03% to 39.03%(b)	0.00%
2009	87,780	$10.35 to $10.41	$909,021	0.90% to 1.40%	71.23% to 72.08%	0.00%
VIP Science and Technology Subaccount
2010	21,761	$12.18 to $13.11	$282,280	0.90% to 1.65%	11.75% to 21.77%(b)	0.00%
2009	15,587	$11.66 to $11.73	$182,024	0.90% to 1.40%	41.85% to 42.56%	0.00%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)	Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

(c)	Denotes the minimum and maximum total return for the underlying mutual fund options that were added and funded during the reporting period. Returns are not annualized.

Report of Independent Registered Public Accounting Firm
The Board of Directors of National Security Life and Annuity Company
and Contract Owners of National Security Variable Account N:
We have audited the accompanying statements of assets and contract owners’ equity of National Security Variable Account N (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2010, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, OH
April 15, 2011

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Financial Statements

December 31, 2010 and 2009

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

National Security Life and Annuity Company:

We have audited the accompanying balance sheets of National Security Life and Annuity Company (the Company) (a majority owned subsidiary of Ohio National Life Insurance Company) as of December 31, 2010 and 2009, and the related statements of operations, changes in stockholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the financial statements, we have also audited financial statement schedules I, III, and IV. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Security Life and Annuity Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the financial statements, the Company changed its method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP

April 13, 2011

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Balance Sheets

December 31, 2010 and 2009

(Dollars in thousands, except share amounts)

	2010	2009
Assets
Investments:
Fixed maturity available-for-sale securities, at fair value	$32,356	34,133
Fixed maturity trading securities, at fair value	13,487	13,403
Other long-term investments	44	44

Total investments	45,887	47,580

Cash	1,560	2,655
Accrued investment income	453	473
Deferred policy acquisition costs	4,377	3,758
Reinsurance recoverable	97,196	77,504
Goodwill and intangible assets	755	755
Other assets	630	501
Deferred federal income taxes	1,928	2,112
Assets held in separate accounts	151,407	112,170

Total assets	$304,193	247,508

Liabilities and Stockholders’ Equity

Future policy benefits and claims	$36,960	38,848
Reinsurance payables	92,161	73,517
Amounts due to affiliates	81	97
Other liabilities	1,301	811
Liabilities related to separate accounts	151,407	112,170

Total liabilities	281,910	225,443

Commitments and contingencies

Stockholders’ equity:
Class A common stock, $250 par value. Authorized 10,000 shares; issued and outstanding 10,000 shares	2,500	2,500
Additional paid-in capital	20,845	20,845
Accumulated other comprehensive income	1,324	501
Retained deficit	(2,386)	(1,781)

Total stockholders’ equity	22,283	22,065

Total liabilities and stockholders’ equity	$304,193	247,508

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Operations

Years ended December 31, 2010, 2009 and 2008

(Dollars in thousands)

	2010	2009	2008
Revenues:
Traditional life and annuity insurance premiums and charges	$4,447	3,709	3,811
Reinsurance premiums ceded	(2,572)	(2,556)	(2,813)

Total premiums and charges net of reinsurance	1,875	1,153	998

Change in value of trading securities	438	679	26
Change in value of reinsurance derivatives	(438)	(679)	(26)
Net investment income	1,520	1,211	1,085

Net realized (losses) gains:
Investment (losses) gains:
Total-other-than temporary impairment losses on securities	—	(72)	(814)
Portion of impairment losses recognized in other comprehensive income	—	—	—

Net other-than-temporary impairment losses on securities recognized in earnings	—	(72)	(814)

Realized (losses) gains, excluding other- than-temporary impairment losses on securities	91	(32)	(103)

Total investment gains (losses)	91	(104)	(917)
Other loss	(1,376)	(755)	(666)

	2,110	1,505	500

Benefits and expenses:
Benefits and claims	1,000	658	351
Increase (decrease) in policy reserves	37	(429)	421
Amortization of deferred policy acquisition costs	372	361	90
Other operating costs and expenses	1,565	1,108	1,446

	2,974	1,698	2,308

Loss before income taxes	(864)	(193)	(1,808)

Income taxes:
Deferred benefit	(259)	(1,487)	(685)

	(259)	(1,487)	(685)

Net (loss) income	$(605)	1,294	(1,123)

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Changes in Stockholders’ Equity

Years ended December 31, 2010, 2009 and 2008

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained deficit	Total stockholders’ equity
Balance, December 31, 2007	$2,500	20,845	(200)	(1,952)	21,193

Comprehensive loss:
Net loss	—	—	—	(1,123)	(1,123)
Other comprehensive loss	—	—	(945)	—	(945)

Total comprehensive loss					(2,068)

Balance, December 31, 2008	2,500	20,845	(1,145)	(3,075)	19,125

Comprehensive income:
Net income	—	—	—	1,294	1,294
Other comprehensive income	—	—	1,646	—	1,646

Total comprehensive income					2,940

Balance, December 31, 2009	2,500	20,845	501	(1,781)	22,065

Comprehensive income:
Net loss	—	—	—	(605)	(605)
Other comprehensive income	—	—	823	—	823

Total comprehensive income					218

Balance, December 31, 2010	$2,500	20,845	1,324	(2,386)	22,283

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Cash Flows

Years ended December 31, 2010, 2009 and 2008

(Dollars in thousands)

	2010	2009	2008
Cash flows from operating activities:
Net (loss) income	$(605)	1,294	(1,123)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Proceeds from sales/maturities of fixed maturity trading securities	774	882	2,517
Cost of fixed maturity trading securities acquired	(427)	(10,716)	(997)
Interest credited to policyholder account values	468	464	267
Universal life and investment-type product policy fees	(955)	(494)	(426)
Capitalization of deferred policy acquisition costs	(1,027)	(1,862)	(730)
Amortization of deferred policy acquisition costs	372	361	90
Amortization and depreciation	12	11	88
Net realized (gains) losses on investments	(91)	104	917
Change in value of trading securities	(438)	(679)	(26)
Deferred federal income tax benefit	(259)	(1,487)	(685)
Change in value of reinsurance derivative	438	679	26
Decrease (increase) in accrued investment income	20	(175)	(49)
(Increase) decrease in reinsurance recoverable and other assets	(19,821)	(40,664)	3,608
Increase (decrease) in funds withheld-modco reinsurance	18,606	41,702	(2,689)
Increase in policyholder liabilities	10,690	30,493	10,177
Increase (decrease) in other liabilities	52	(348)	(271)
(Decrease) increase in amounts due to affiliates	(16)	(15)	12
Increase (decrease) in reinsurance payables	38	(427)	(136)
Other, net	3	(17)	(52)

Net cash provided by operating activities	7,834	19,106	10,518

Cash flows from investing activities:
Proceeds from sale and maturity of fixed maturity available-for-sale securities	3,556	2,583	4,869
Cost of fixed maturity available-for-sale securities acquired	(428)	(15,233)	(8,216)

Net cash provided by (used in) investing activities	3,128	(12,650)	(3,347)

Cash flows from financing activities:
Investment product account deposits	12,424	33,448	11,275
Investment product account withdrawals	(24,481)	(40,851)	(17,666)

Net cash used in financing activities	(12,057)	(7,403)	(6,391)

Net (decrease) increase in cash and cash equivalents	(1,095)	(947)	780

Cash and cash equivalents, beginning of year	2,655	3,602	2,822

Cash and cash equivalents, end of year	$1,560	2,655	3,602

Supplemental disclosure:
Income taxes paid	$—	—	—

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(1)	Organization and Business Description

National Security Life and Annuity Company (NSLAC or the Company), formerly known as First ING Life Insurance Company of New York (First ING Life), is domiciled in New York. Ohio National Life Insurance Company (ONLIC), a wholly owned life insurance subsidiary of Ohio National Financial Services (ONFS), owns approximately 80.5% of NSLAC. Security Mutual Life Insurance Company of New York owns the remaining interest of NSLAC.

The Company, previously when under the control of the former Parent of the Company, assumed and retroceded traditional life insurance. This assumed and retroceded block of business is currently in runoff. Additionally, the Company has variable universal life insurance business that is in runoff. After January 4, 2002, the Company commenced marketing a portfolio of variable annuity products in the state of New York and other jurisdictions in which the Company is licensed to do business. The Company is licensed to do business in 17 states and the District of Columbia. Currently, the Company exclusively offers variable annuity products in the state of New York.

The following is a description of the most significant risks facing life insurers:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories, or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the financial statements.

Credit Risk is the risk that issuers of securities owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.

Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. The Company has been selling variable annuity products since 2003. As a result of these product sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company’s largest distributor of variable annuity products contributed approximately 51% of total variable annuity deposits in 2010. A different distributor was the largest distributor in 2009 with approximately 38% of the total variable annuity deposits. Based on policyholder account balances, the Company’s largest distributor accounted for approximately 33% and 30% of total deferred annuity reserves as of December 31, 2010 and 2009, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

6	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The second concentration risk arises from the Company’s use of reinsurance. The exposure risk from the variable annuity sales is mitigated by the use of reinsurance. The Company has entered into a 50% modified coinsurance agreement with ONLIC, the parent company. The Company has also entered into a 100% coinsurance agreement with ONLIC, the parent company, on the guaranty benefit riders. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to limit future annuity sales, seek additional capital, or both.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life and annuity business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $97,196 and $77,504 as of December 31, 2010 and 2009, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder.

Equity Market Risk is the risk of loss due to declines in the equity markets that the Company participates in. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranteed benefit riders. There are four main types of benefits: guaranteed minimum death benefit (GMDB), guaranteed minimum income benefit (GMIB), guaranteed minimum account benefit (GMAB) and guaranteed minimum withdrawal benefit (GMWB). The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The annuitization base is equal to premiums less withdrawals rolled up at 5.5% annually. The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. The Company refers to the total of these four types as the G reserves. See note 2(e) for additional information on G reserves.

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

7	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholders’ equity. Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the changes in fair value recorded in the accompanying statements of operations.

The fair value of fixed maturity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2010, 98.4% of the fair values of fixed maturity securities were obtained from independent pricing services, 1.4% from the Company’s pricing matrices and 0.2% from other sources.

Management regularly reviews its fixed maturity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.

For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (OTI). Examples of the relevant facts and circumstances that may be considered include: (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, (4) any items specifically pledged to support the credit along with any other security interests or collateral, (5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost, (6) the business climate, (7) management changes, (8) litigation and government actions, (9) monitoring late payments, (10) downgrades by rating agencies, (11) financial statements and key financial ratios, (12) revenue forecasts and cash flow projections as indicators of credit issues, and (13) other circumstances particular to an individual security.

8	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security, deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the statements of operations. For those debt securities for which an OTI is determined and the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount the amortized cost basis exceeds the fair value) is recognized in the statements of operations. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair value) is bifurcated with the credit loss portion recorded in the statements of operations, and the remainder, or noncredit loss portion recorded in other comprehensive income. For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income, the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income over the remaining life of the security to the statements of operations based on the timing of future cash flows.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income the noncredit portion of any OTI (see note 6). Subsequent changes in fair value that are not considered OTI, are not included in the separate component of other comprehensive income.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

Prior to 2009, the Company generally recognized an OTI on securities in an unrealized loss position when the Company did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of OTI prior to 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

9	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

(b)	Revenues and Benefits

Traditional Life Insurance Products: Premiums for traditional life insurance products assumed, which includes those products with fixed and guaranteed premiums and benefits and consist principally of term life insurance policies, are recognized as revenue when due. Benefits are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished through the provision for future policy benefits.

Investment Products: Investment products consist of variable annuities and variable universal life. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administration fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

(c)	Deferred Policy Acquisition Costs

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized. For investment and universal life products, deferred acquisition costs (DAC) is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses.

10	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three-year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the statement of operations.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(d)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the statements of operations and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts.

(e)	Future Policy Benefits

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued. The liabilities for life reserves may be greater or less than those established by the ceding companies due to their use of different mortality and other assumptions (see note 7).

11	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Future policy benefits for investment products in the accumulation phase and universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 7).

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues nontraditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2003, the Company began selling an annuity product with a GMDB that is adjusted every eight years to the current account value adjusted for withdrawals on a pro-rata basis. Also, the Company began selling a product with a minimum guaranteed death benefit equal to premiums paid less withdrawals. In 2003, a death benefit rider was made available. It is a one-year ratchet minimum death benefit that provides for a one-year adjustment to the current account value; the benefit stops increasing at age 80. In 2005, an additional rider was made available. The 2005 rider is identical to the 2003 version with the following change: the benefit increases the policy with a minimum guaranteed death benefit that is adjusted every three years to the current account value adjusted for withdrawals on a pro-rata basis. A rider is available that provides for a one-year adjustment to the current account value for withdrawals on a pro-rata basis.

In 2003, the Company began selling a GMIB rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 5.50% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 80. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. In 2004, a GMIB rider replaced the 2003 version. The 2004 rider is identical to the 2003 version with the following change: the first 6% of withdrawals are treated on a dollar for dollar basis; further withdrawals are adjusted on a pro-rata basis. In 2006, two riders replaced the 2004 version. They are identical to the 2004 version with the following modifications: the first has an optional annual reset provision, whereas the second has an optional five-year reset provision. In 2009, a new version of the GMIB rider replaced the previous versions offered in 2006. It was an annual reset with investment restrictions and had a higher rider charge.

12	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2004, the Company began selling a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

In 2005, the Company began selling two versions of a GMWB rider that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009.

13	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of the dates indicted (note that one contract may contain multiple guarantees) (amounts in millions except for weighted average attained age):

	December 31, 2010
	General account value	Separate account value	Total account value	Net amount at risk	Benefits paid/ incurred	Weighted average attained age
GMDB	$32.2	151.3	183.5	3.3	0.1	62

GMIB	$3.7	132.7	136.4	—		61

GMAB/GMWB	$2.3	10.3	12.6	—	—	61

	December 31, 2009
	General account value	Separate account value	Total account value	Net amount at risk	Benefits paid/ incurred	Weighted average attained age
GMDB	$34.6	112.1	146.7	9.5	0.1	62

GMIB	$8.6	95.0	103.6	—	—	61

GMAB/GMWB	$0.3	10.5	10.8	—	—	60

All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2010 and 2009.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2010	2009
Mutual funds:
Bond	$35,997	24,601
Balanced	2,217	2,218
Equity	110,849	82,930
Money market	2,270	2,363

Total	$151,333	112,112

14	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

As of December 31, 2010, direct G reserves were $887, ceded G reserves were $815 and net G reserves were $72. As of December 31, 2009, direct G reserves were $419, ceded G reserves were $402 and net G reserves were $17.

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	2010	2009
GMDB	$72	17

Total	$72	17

A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

(f)	Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risk assumed. Assets and liabilities related to reinsurance are reported on a gross basis.

(g)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

15	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The Company files separately its own Federal income tax return, but will be included as a member of the life/nonlife consolidated Federal income tax return of its ultimate parent, ONMH, in 2013.

(h)	Cash Equivalents

For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(i)	Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, contingencies, income taxes, impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(j)	Goodwill and Intangible Assets

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. In accordance with GAAP, goodwill is not amortized, but rather is evaluated for impairment at the reporting unit level annually, using December 31 financial information. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. A two-step goodwill impairment test is utilized to identify and measure potential goodwill impairment. The first step compares the fair value of the reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment. In the second step, if the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis (see note 12).

16	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of the Company. In accordance with GAAP, the intangible asset, as it relates to insurance licenses, is not amortized, but rather is evaluated for impairment, using December 31 license standing information. The value of the intangible and any impairment assessment associated with that intangible is primarily dependent upon the maintenance of the New York license (see note 12). License fees are paid annually in order to keep the license in good standing.

(k)	Recently Issued Accounting Pronouncements

In October 2010, the FASB amended its guidance under FASB ASC 944, Accounting of Costs Associated with Acquiring or Renewing Insurance Contracts. The new guidance is contained in ASU 2010-26 and will require certain costs such as sales compensation or telemarketing costs that are related to unsuccessful efforts and any indirect costs to be expensed as incurred, rather than being capitalized and amortized over future periods. This new guidance must be implemented no later than January 1, 2012 or may be implemented earlier with any changes in the Company’s financial statements being recognized prospectively for acquisition costs incurred beginning in the earlier period or through retrospective adjustment of comparative prior periods. The Company will adopt this guidance on January 1, 2012. The Company is still evaluating the impact of this guidance.

In April 2010, the FASB amended guidance under FASB ASC 944, How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments. The new guidance is contained in ASU 2010-15 and clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder as defined in the Variable Interest Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties. This new guidance is effective for periods beginning after January 1, 2011. Early adoption is permitted. The Company plans on adopting this guidance effective January 1, 2011. The Company does not currently believe the adoption of this guidance will have a material impact on its financial statements.

In April 2009 the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. Subsequently, in January 2010, the FASB issued amended guidance under FASB Accounting Standards Update (ASU) 2010-06. This guidance requires new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements. In addition ASU 2010-06 clarified the level of disaggregation, inputs and valuation techniques. This section of ASU 2010-06 is effective for fiscal and interim reporting periods beginning after December 15, 2009. The Company has adopted this section of ASU 2010-06 effective January 1, 2010. The adoption of this new accounting guidance did not have a material impact on the presentation of the Company’s financial statements. In

17	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

addition, ASU 2010-06 also requires information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. This section of ASU 2010-06 will be effective for interim and annual reporting periods beginning on January 1, 2011. The Company does not expect the adoption of this new accounting guidance to have a material impact on its financial statements. See note 5 for the required disclosures.

In June 2009, FASB updated FASB ASC 810 Consolidations, the guidance which addresses the consolidation requirements applicable to variable interest entities (“VIE”). Under this new guidance, an entity would consolidate a VIE when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued an amendment to this guidance in February 2010 under FASB ASU 2010-10 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies. The Company adopted this guidance on January 1, 2010. There was no impact on the Company’s financial statements. See note 6 for the required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing which was subsequently amended in December 2009 by FASB ASU 2009-16. This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) (as defined under previous FASB guidance) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The adoption had no impact on the Company’s financial statements.

In September 2009, FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance applies to measuring the fair value of investments in investment companies that do not have a readily determinable fair value and calculate net asset values (NAV) consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, which generally requires these investments to be measured at fair value. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. This guidance is effective for interim and annual periods ending

18	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

after December 15, 2009 with early adoption permitted. The Company has adopted this guidance effective with the period ending December 31, 2009. The adoption of ASC 820-10 did not have a material effect on the Company’s results of operations or financial position.

In August 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance and credit risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. This guidance is effective for the first reporting period beginning after issuance. The Company has adopted this guidance effective with the reporting period ending December 31, 2009. The adoption of ASC 820-10 did not have a material effect on the Company’s results of operations or financial position.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles. This guidance establishes the FASB ASC as the single source of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative U.S. GAAP for SEC registrants. This guidance and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other nongrandfathered, non-SEC accounting literature not included in the ASC have become non authoritative. Following this guidance, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates (ASU), which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted this guidance effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s financial statements but did alter the references to accounting literature within the financial statements.

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events. This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Company. See note 10.

19	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

In April 2009, the FASB issued guidance under FASB ASC 825-10, Financial Instruments. The new guidance expanded the fair value disclosures required for financial instruments for interim periods. The guidance also requires entities to disclose the methods and significant assumptions used to estimate the fair value of financial instruments in financial statements on an interim and annual basis and to highlight any changes from prior periods. The guidance is effective for interim periods ending after June 15, 2009, with early adoption permitted for interim periods ending after March 15, 2009. The Company adopted this guidance for the period ending December 31, 2009. The adoption of ASC 825-10 did not have a material effect on the Company’s results of operations or financial position. See note 5 for the required disclosures.

In April 2009, the FASB issued guidance under FASB ASC 320 Investments – Debt and Equity Securities. This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt and equity securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the noncredit component of previously recognized other-than-temporary impairment losses from retained earnings to the beginning balance of accumulated other comprehensive income (AOCI). The Company adopted this guidance as of January 1, 2009. The adoption of ASC 320 did not have an effect on the Company’s retained earnings and AOCI.

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. FASB ASC 350-30 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under this guidance are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combinations. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous FASB guidance that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This

20	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

(3)	Basis of Presentation

The accompanying financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by the New York State Insurance Department (the Department). Annual Statements for the Company, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. The Company has no permitted statutory accounting practices. The 2010 statutory results are unaudited as of the date of this report.

The statutory basis net (loss) income of NSLAC was $(585), $3,503 and $(2,704) for the years ended December 31, 2010, 2009 and 2008, respectively. The statutory basis capital and surplus of NSLAC was $16,082 and $19,903 as of December 31, 2010 and 2009, respectively. The primary reasons for the differences between statutory accounting and GAAP accounting include the following provisions for GAAP: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) the fixed maturity securities that are related to the Company’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (6) changes in deferred taxes are recognized in operations; and (7) there is a presentation of other comprehensive income and comprehensive income.

21	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholders’ equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31 were as follows:

	2010	2009	2008
Unrealized gains (losses) on securities available-for-sale arising during the period	$1,323	2,381	(1,476)
Related income tax (expense) benefit	(463)	(834)	517

	860	1,547	(959)

Less:
Reclassification adjustment for:
Net gains (losses) on securities available-for-sale realized during the period:
Gross	57	(152)	(22)
Related income tax (expense) benefit	(20)	53	8

	37	(99)	(14)

Other comprehensive income (loss)	$823	1,646	(945)

(5)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

22	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The Company categorizes financial assets and liabilities recorded at fair value on the balance sheet as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds and bank deposits.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, certain mortgage-backed securities (MBSs), certain corporate debt, certain private placements, certain foreign government debt securities, and certain derivatives.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are embedded derivatives associated with living benefit contracts.

23	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	1,741	—	1,741
Obligations of states and political subdivisions	—	315	—	315
Debt securities issued by foreign governments	—	135	—	135
Corporate securities	—	22,134	—	22,134
Asset/mortgage-backed securities	—	8,031	—	8,031
Trading securities:
Fixed maturity corporate securities	—	13,487	—	13,487
Other assets:
Cash	310	1,250	—	1,560
Assets held in separate accounts	—	151,407	—	151,407
GMAB/GMWB reinsurance recoverable	—	—	199	199

Total assets	$310	198,500	199	199,009

Liabilities:
GMAB/GMWB embedded derivatives	$—	—	199	199

Total liabilities	$—	—	199	199

24	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	1,806	—	1,806
Obligations of states and political subdivisions	—	308	—	308
Corporate securities	—	22,840	—	22,840
Asset/mortgage-backed securities	—	9,179	—	9,179
Trading securities:
Fixed maturity corporate securities	—	13,403	—	13,403
Other assets:
Cash	255	2,400	—	2,655
Assets held in separate accounts	—	112,170	—	112,170
GMAB/GMWB reinsurance recoverable	—	—	245	245

Total assets	$255	162,106	245	162,606

Liabilities:
GMAB/GMWB embedded derivatives	$—	—	245	245

Total liabilities	$—	—	245	245

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect

25	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

Cash

Cash is considered Level 1 as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds publicly traded money market accounts which are considered Level 1. The Company also holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(h). The Company classifies the fair values of investments held in repurchase agreements as Level 2 since the fair values are based on principal to principal markets.

Fixed Maturity Securities

As discussed in note 2(a), fair value of fixed maturity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these fair values have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2

As discussed in note 2(a), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are observable market data, the Company has classified these fair values within Level 2.

GMAB and GMWB Embedded Derivatives

The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMAB and GMWB riders are embedded derivatives which are measured at estimated fair value separately from the host variable annuity contract. For GMAB and GMWB embedded derivatives, the same valuation methodology is applied per above except the fair value for these riders is estimated using the Company’s nonperformance risk in the credit adjustment to the present value of the future cash flows.

26	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The fair value of these derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMAB and GMWB embedded derivatives are categorized as Level 3.

Separate Account Assets

Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are fair valued using the reported net asset value. The Company classifies the separate account assets valuation as Level 2 since the net asset value is calculated using market observable data and the mutual funds are restricted to variable annuity policyholders.

Assets and Liabilities Measured at Fair Value on a Recurring Basis using Significant Unobservable Inputs (Level 3)

The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the year ended December 31, 2010:

				Purchases issuances, sales and settlements	Transfers in/(out) of Level 3	Ending balance	Change in unrealized gains/ (losses)
		Net investment gain/(loss)					in earnings attributable to assets
	Beginning balance	In earnings (realized and unrealized)[1]	Unrealized in OCI[2]				still held at the reporting date
Assets:
GMAB/GMWB reinsurance recoverable	$245	(46)	—	—	—	199	(46)

Total assets	$245	(46)	—	—	—	199	(46)

Liabilities:
GMAB/GMWB embedded derivative	$245	46	—	—	—	199	46

Total liabilities	$245	46	—	—	—	199	46

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts, and derivative settlement activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.

27	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the year ended December 31, 2009:

							Change in unrealized gains/ (losses)
		Net investment gain/(loss)					in earnings attributable to assets
	Beginning balance	In earnings (realized and unrealized)[1]	Unrealized in OCI[2]	Purchases issuances, sales and settlements	Transfers in/(out) of Level 3	Ending balance	still held at the reporting date
Assets:
GMAB/GMWB reinsurance recoverable	$386	(141)	—	—	—	245	(141)

Total assets	$386	(141)	—	—	—	245	(141)

Liabilities:
GMAB/GMWB embedded derivative	$386	141	—	—	—	245	141

Total liabilities	$386	141	—	—	—	245	141

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts, and derivative settlement activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.

Asset Transfers Between Levels

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

There were no net transfers to or from Level 1, Level 2 or Level 3 during 2010 and 2009.

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on- and off-balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below as follows:

28	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	As of December 31, 2010		As of December 31, 2009
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Liabilities:
Investment contracts	$32,461	29,974	30,932	29,710
Reinsurable payables	92,161	92,161	73,517	73,517

In estimating the fair value for financial instruments, the Company used the following methods and assumptions:

Investment contracts – The fair value for the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company.

Reinsurance payables – The carrying amount reported in the balance sheets for these instruments approximates their fair value.

The amounts shown in the table above are net of reinsurance.

(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2010	2009	2008
Gross investment income:
Fixed maturity available-for-sale securities	$1,719	1,494	1,084
Fixed maturity trading securities	615	381	169
Short-term investments	4	5	36

Total gross investment income	2,338	1,880	1,289

Investment income due to reinsurers	(786)	(631)	(192)
Investment expenses	(32)	(38)	(12)

Net investment income	$1,520	1,211	1,085

29	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	Realized gains (losses) on investments
	2010	2009	2008
Gross realized gains (losses) on investments:
Securities available-for-sale:
Fixed maturity securities	$82	(140)	(442)
Equity securities	(1)	(15)	(54)
Fixed maturity trading securities	10	51	(421)

Net realized gains (losses) on investments	$91	(104)	(917)

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTI of $0, $72 and $814 for the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010, fixed maturity securities with a carrying value of $200, which had a cumulative write-down of $72 due to OTI, remained in the Company’s investment portfolio.

The following tables summarize total other-than-temporary impairments by asset type for the years ended December 31:

2010
	Total OTI	Recognized in OCI	Recognized in earnings
Fixed maturity securities:
Corporate securities	$—	—	—

2009
	Total OTI	Recognized in OCI	Recognized in earnings
Fixed maturity securities:
Corporate securities	$72	—	72

The following table summarizes total other-than-temporary impairments by asset type for the year ended December 31, 2008:

2008
Fixed maturity securities:
Corporate securities	$814

30	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary impairment losses on fixed maturity securities held as of December 31, 2010 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the noncredit portion of the loss is included in other comprehensive income:

	2010	2009
Cumulative credit loss as of January 1	$72	814
New credit losses	—	72
Incremental credit losses on securities included in the beginning balance	—	—

Subtotal	72	886

Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	—	814

Cumulative credit loss as of December 31	$72	72

31	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading were as follows:

	December 31, 2010
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- Credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,700	41	—	1,741	—
Obligations of states and political subdivisions	302	13	—	315	—
Debt securities issued by foreign governments	125	10	—	135	—
Corporate securities	20,236	1,907	(9)	22,134	—
Asset/mortgage-backed securities	7,956	312	(237)	8,031	—

Total fixed maturity securities	$30,319	2,283	(246)	32,356	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$302	13	—	315	—
Debt securities issued by foreign governments	125	10	—	135	—
Corporate securities	10,664	856	(9)	11,511	—
Asset/mortgage-backed securities	1,487	39	—	1,526	—

Total fixed maturity securities	$12,578	918	(9)	13,487	—

32	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	December 31, 2009
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- Credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,701	105	—	1,806	—
Obligations of states and political subdivisions	302	6	—	308	—
Corporate securities	21,731	1,178	(69)	22,840	—
Asset/mortgage-backed securities	9,627	163	(611)	9,179	—

Total fixed maturity securities	$33,361	1,452	(680)	34,133	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$302	6	—	308	—
Corporate securities	10,925	506	(47)	11,384	—
Asset/mortgage-backed securities	1,705	8	(2)	1,711	—

Total fixed maturity securities	$12,932	520	(49)	13,403	—

[1]

Represents the amount of cumulative non-credit OTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2010 and 2009.

The Company’s practice is to disclose in the tables above the noncredit portion of the other-than-temporary impairment losses recognized in accumulated other comprehensive income.

33	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

	2010	2009
Net unrealized gains before adjustments and taxes	$2,037	772
Less:
Adjustment to future policy benefits and claims	1	—
Deferred federal income taxes	712	271

Net unrealized gains	$1,324	501

An analysis of the change in net unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2010	2009	2008
Fixed maturity available-for-sale securities:	$1,265	2,536	(1,456)

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading as of December 31, 2010, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2010.

	Fixed maturity securities
	Available-for-sale		Trading
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$2,603	2,656	526	537
Due after one year through five years	15,258	16,119	9,539	10,139
Due after five years through ten years	11,246	12,340	2,341	2,632
Due after ten years	1,212	1,241	172	179

Total	$30,319	32,356	12,578	13,487

34	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at:

	December 31, 2010
	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
Obligations of states and political subdivisions	$—	—	—	—	—	—
Corporate bonds	—	—	483	(18)	483	(18)
Asset/mortgage-backed securities	222	(1)	2,221	(236)	2,443	(237)

Total	$222	(1)	2,704	(254)	2,926	(255)

	December 31, 2009
	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
Obligations of states and political subdivisions	$299	—	—	—	299	—
Corporate bonds	2,517	(34)	1,601	(82)	4,118	(116)
Asset/mortgage-backed securities	2,601	(17)	2,381	(596)	4,982	(613)

Total	$5,417	(51)	3,982	(678)	9,399	(729)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(a), the Company regularly reviews its investment holdings for other-than-temporary impairments. The Company has concluded securities in an unrealized loss position as of December 31, 2010 and 2009 were not other-than-temporarily impaired due to the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value or amortized cost. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

35	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The tables below summarize the fixed maturity securities with unrealized losses as of December 31:

	2010
Fair value to amortized cost ratio	Amortized cost	Fair value	Unrealized losses
90%-99%	$2,448	2,321	(127)
80%-89%	484	423	(61)
Below 80%	249	182	(67)

Total	$3,181	2,926	(255)

	2009
Fair value to amortized cost ratio	Amortized cost	Fair value	Unrealized losses
90%-99%	$7,660	7,504	(156)
80%-89%	1,731	1,432	(299)
Below 80%	737	463	(274)

Total	$10,128	9,399	(729)

For fixed maturity securities, the following table summarizes the Company’s unrealized losses based on the length of time the securities have been in an unrealized loss position as of December 31:

	2010
	# of issues	Fair value	Unrealized losses	% Investment grade[1]
Less than 12 months	2	$222	(1)	100.0%
12 months or longer	9	2,704	(254)	66.7

Total	11	$2,926	(255)

36	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	2009
	# of issues	Fair value	Unrealized losses	% Investment grade[1]
Less than 12 months	30	$5,417	(51)	100.0%
12 months or longer	19	3,982	(678)	52.6

Total	49	$9,399	(729)

1 rated AAA through BBB-

The following tables summarize fixed maturity securities with a fair value to amortized cost ratio less than 80% for six consecutive months or longer. These securities are considered potentially distressed and are subject to rigorous ongoing review as of December 31:

	2010
	# of issues	Fair value	Unrealized losses
Less than 6 consecutive months	—	$—	—
6 consecutive months or longer	1	182	(67)

Total	1	$182	(67)

	2009
	# of issues	Fair value	Unrealized losses
Less than 6 consecutive months	—	$—	—
6 consecutive months or longer	3	463	(274)

Total	3	$463	(274)

The following table summarizes fixed maturity securities available-for-sale activity:

	2010	2009	2008
Proceeds from the sale and maturity	$3,556	2,583	4,869

Gross realized gains on the sale and maturity	$82	50	—

Gross realized losses on the sale and maturity	$—	(119)	(25)

37	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Investments with a fair value of $1,710 and $1,711 as of December 31, 2010 and 2009, respectively, were on deposit with various regulatory agencies as required by law.

The following table presents the maximum exposure to loss, which is equal to the carrying amount, related to significant VIEs for which the Company is not the primary beneficiary and has not consolidated, at December 31, 2010.

2010
Non-agency CMO & CMBS	$6,052
ABS	2,770
Agency CMO & CMBS	735

Total	$9,557

As discussed in note 2(o), the Company adopted new guidance affective January 1, 2010 which eliminated the concept of a QSPE. As a result, the Company concluded it held certain variable interests in Non-agency CMO & CMBS, ABS and Agency CMO & CMBS securities. For these interests, the Company’s involvement is limited to that of a passive investor. The Company did not provide financial or other support to the investees designated as VIEs during the 12 months ended December 31, 2010.

(7)	Future Policy Benefits and Claims

The liability for future policy benefits for investment contracts (approximately 87% and 89% of the total liability for future policy benefits as of December 31, 2010 and 2009, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 2.6%, 2.7% and 2.8% for the years ended December 31, 2010, 2009 and 2008, respectively.

The liability for future policy benefits for traditional life products is based on mortality and interest rate assumptions without consideration for withdrawals. The assumptions used are the 1980 CSO mortality table with 4% to 6% interest, and 1958 CSO mortality table with 3% to 4.5% interest.

(8)	Income Tax

The provision for income taxes is as follows:

	2010	2009	2008
Deferred income tax benefit	$(259)	(1,487)	(685)

38	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the financial statements for the years ended December 31:

	$000,000,000	$000,000,000	$000,000,000
	2010	2009	2008
Pre-tax loss times U.S. enacted tax rate	$(302)	(68)	(633)
Tax-preferred investment income	(98)	(216)	(52)
Change in valuation allowance	—	(1,201)	—
Other, net	141	(2)	—

Income tax benefit	$(259)	(1,487)	(685)

Effective tax rate	30.0%	770.4%	37.9%

The Company is not included in the Federal consolidated tax return filed by the common parent, ONMH. As part of the review of the common parent returns for tax years 2003 through 2008 the Internal Revenue Service (IRS) has inspected the tax returns filed by the Company for these tax years and chose not to perform an audit.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. No interest or additions to tax relating to income taxes has been recorded.

39	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	$000,000,000	$000,000,000
	2010	2009
Deferred tax assets:
Future policy benefits	$2,253	4,223
Net operating loss carryforward	3,475	877
Capital loss carryforward	263	301
Funds withheld-modco reinsurance	31,780	25,152
Other	83	74

Total gross deferred tax assets	37,854	30,627
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	37,854	30,627

Deferred tax liabilities:
Fixed maturity securities available-for-sale	1,042	439
Deferred policy acquisition costs	1,163	949
Reinsurance recoverable	33,721	27,127

Total gross deferred tax liabilities	35,926	28,515

Net deferred tax asset	$1,928	2,112

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon projections for future income over the periods in which the deferred tax assets are deductible, and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

On March 31, 2007, additional stock shares of the Company were obtained by ONLIC thereby increasing its ownership to greater than 80% and NSLAC became affiliated with the common parent, ONMH. Under Treasury Regulations, the Company must wait five full years before joining Federal consolidated life/nonlife income tax return filed by ONMH on January 1, 2013. NSLAC incurred a net operating loss for the period ending December 31, 2010 of $3,704 and has accumulated net operating losses of $9,928. There are net operating losses of $3,432 incurred in periods ending prior to April 1, 2007. These losses were incurred prior to affiliation and can only be used to offset the income of NSLAC. These losses expire in 2017 through 2022. There are net operating losses of $6,496 incurred in periods beginning April 1, 2007 through December 31, 2010. These losses were incurred post affiliation and can only be used to offset the income of NSLAC through December 31, 2012. Beginning in 2013 these losses are available to offset

40	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

consolidated taxable income in the ONMH consolidated return. These losses expire in 2022 through 2025. There are capital losses of $752 available as of December 31, 2010, to be carried forward and will expire in 2014. The Company has considered the available tax planning strategies and believes it is more likely than not all losses will be utilized before expiring. The change in the valuation allowance for period ending December 31, 2010, 2009 and 2008 was $0, $(1,201) and $0, respectively.

(9)	Regulatory Risk-Based Capital and Dividend Restrictions

As of December 31, 2010, NSLAC exceeded the minimum risk-based capital requirements as established by the NAIC.

The Company did not pay any dividends in 2010, 2009 or 2008. The Company cannot pay any dividends in 2011 without prior approval by the Department.

(10)	Contingencies

The Company is currently not a defendant in litigation arising in and out of the normal course of business.

The Company has evaluated subsequent events through April 13, 2011 the date that the financial statements were available to be issued.

(11)	Reinsurance

The Company has entered into reinsurance transactions with other insurance companies. Reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. The Company ceded 100% of the gross earned life premiums during 2010, 2009 and 2008, as this business is in run-off.

The Company has entered into a 50% modified coinsurance agreement with ONLIC, to facilitate the sale of variable annuity products. As these are deposit type products, there is no impact on reported premiums. Modified coinsurance on a funds withheld basis is subject to the parameters of ASC 815. ASC 815 requires the bifurcation and valuation of the embedded derivative associated with a funds withheld contract. The change in the value of this derivative is shown on the face of the statements of operations, in the change in value of reinsurance derivatives. The Company recorded a liability of $909 and $471 at December 31, 2010 and December 31, 2009, respectively. The liability is shown on the face of the balance sheet in the other liabilities section. The modified coinsurance receivable is equal to the change in policyholder account value less the interest earned on the assets withheld. Under modified coinsurance with funds withheld, the Company retains and invests all of the associated assets and provides monthly settlements with its reinsurers based on all income, benefit and expense items.

Effective July 1, 2007, the Company entered into a 100% coinsurance agreement with ONLIC to reinsure the GMIB, GMAB, and GMWB guaranteed benefit riders (see note 1). Prior to July 1, 2007, the GMIB,

41	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

GMAB, and GMWB guaranteed benefit riders were reinsured with either ONLIC or a nonaffiliated reinsurer. As of December 31, 2010 and 2009, ceded guaranteed benefit reserves were $815 and $402, respectively.

Amounts in the accompanying financial statements for life ceded business as of and for the years ended December 31 are as follows:

	2010	2009	2008
Premiums	$1,690	2,015	2,440
Benefits incurred	2,639	3,026	3,104
Commission and expense allowances	52	81	125
Reinsurance recoverable:
Reserves for future policy benefits	3,524	3,673	3,747
Benefits payable	159	47	161
Paid losses and expense allowances due	851	—	385

At December 31, 2010 and 2009, $3,490 and $3,641, respectively, of the Company’s reinsurance recoverable on life reserves and benefits payable was retroceded to one unaffiliated reinsurer.

(12)	Goodwill and Intangible Assets

The following table illustrates the carrying value of intangible assets and goodwill as of December 31:

	2010	2009
Unamortized intangible assets, insurance licenses	$195	195
Goodwill	560	560

Total	$755	755

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of the Company. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

The goodwill asset is also entirely attributable to the original purchase of the Company. Based upon impairment testing for the years ended December 31, 2010, 2009 and 2008 no impairment was deemed necessary.

42	(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(13)	Related Party Transactions

As discussed below, the Company has service contracts with affiliated companies whereby the Company is billed for services, office space, equipment and materials necessary to the operation of the Company’s business. Billings are determined by ONLIC, based upon multiple bases (head counts, salaries, number of policies, policy face amounts, field compensation, time, age, sex, assets, account balances, transaction counts, etc.) and management believes these bases are reasonable for determining the expense charges. There is no assurance that these costs would be similar if the Company had to obtain such services, office space, equipment and materials on its own.

NSLAC has separate administrative service agreements with ONLIC and Security Mutual Life Insurance Company of New York (SML), an investment management agreement with Ohio National Investments, Inc. (ONII), an affiliate, and an underwriting agreement with Ohio National Equities, Inc. (ONEQ), an affiliate. The terms of these agreements call for periodic cash settlements. ONLIC has settled its cash obligations with NSLAC as of December 31, 2010 and 2009. The amounts that NSLAC owed to ONLIC, SML, ONII and ONEQ as of December 31 were as follows, which are shown on the face of the balance sheet:

	2010	2009
ONLIC	$37	40
SML	4	6
ONII	5	—
ONEQ	35	51

Total service charges owed	$81	97

Charges for all services from ONLIC, SML, ONII and ONEQ for the years ended December 31 were as follows:

	2010	2009	2008
ONLIC	$460	462	471
SML	15	13	16
ONII	21	30	14
ONEQ	469	622	628

Total service charges incurred	$965	1,127	1,129

43	(Continued)

Schedule I

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2010

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government	$1,700	1,741	1,741
Obligations of states and political subdivisions	302	315	315
Debt securities issued by foreign governments	125	135	135
Corporate securities	20,236	22,134	22,134
Asset/mortgage-backed securities	7,956	8,031	8,031

Total fixed maturity available-for-sale securities	30,319	32,356	32,356

Fixed maturity trading securities:
Bonds:
Obligations of states and political subdivisions	302	315	315
Debt securities issued by foreign governments	125	135	135
Corporate securities	10,664	11,511	11,511
Asset/mortgage-backed securities	1,487	1,526	1,526

Total fixed maturity trading securities	12,578	13,487	13,487

Other long-term investments	44		44

Total investments	$42,941		45,887

See accompanying report of independent registered public accounting firm.

44	(Continued)

Schedule III

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Supplementary Insurance Information

Year ended December 31, 2010, 2009 and 2008

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2010 total	$4,377	36,960			—
2009 total	3,758	38,848			—
2008 total	2,290	15,822			—

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written[2]
2010 total	$1,520	1,037	372	1,565
2009 total	1,211	229	361	1,108
2008 total	1,085	772	90	1,446

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

45	(Continued)

Schedule IV

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)

Reinsurance

Years ended December 31, 2010, 2009 and 2008

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2010:
Life insurance in force	$1,438	114,659	113,509	288	—%
Premiums:
Life insurance	—	1,679	1,679	—	—%
2009:
Life insurance in force	$1,433	120,083	118,936	286	—%
Premiums:
Life insurance	—	2,005	2,005	—	—%
2008:
Life insurance in force	$1,579	150,563	149,300	316	—%
Premiums:
Life insurance	—	2,430	2,430	—	—%

See accompanying report of independent registered public accounting firm.

National Security Variable Account N

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a)	The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 15, 2011.

Statements of Assets and Contract Owners’ Equity, December 31, 2010.

Statements of Operations for the Period Ended December 31, 2010.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2010 and 2009.

The following consolidated financial statements of the Depositor and its subsidiaries are also incorporated by reference in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 13, 2011.

Consolidated Balance Sheets, December 31, 2010 and 2009.

Consolidated Statements of Income for the Years Ended December 31, 2010, 2009 and 2008.

Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2010, 2009 and 2008.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2010, 2009 and 2008.

Notes to Consolidated Financial Statements, December 31, 2010, 2009, and 2008.

Financial Statement Schedules, December 31, 2010, 2009 and 2008.

(b)	Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant, Variable Account N, was filed as Exhibit (1) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76350) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Contracts with Compensation Schedule between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(3)(g) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(h) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(i) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(j) Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(k) Amendment to Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(l) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, Depositor was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(4) Form of Contract, was filed as Exhibit 4 of the Depositors registration statement, Form N-4 on February 3, 2006 (File No. 333-131513) and is incorporated by reference herein.

(4)(a) Form of Guaranteed Minimum Income Benefit (Annual Reset Option), Form NS-09- GMI-1, was filed as Exhibit 99(4)(d) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(b) Form of Annual Reset Death Benefit, Form 09-ARD-1, was filed as Exhibit 99(4)(e) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N- 4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(c) Form of Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(f) of the Registrant’s Pre- Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(d) Form of Guaranteed Minimum Death Benefit, Form 09-GMD-2, was filed as Exhibit 99(4)(g) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(e) Form of Annual Step-Up Death Benefit Rider, Form NS-05-AMD-1, was filed as Exhibit 99(4)(h) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(f) Form of Guaranteed Principal Protection Rider, Form NS-03-GPP-1, was filed as Exhibit 99(4)(i) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(5) Variable Annuity Application, Form NS-4896-NY, was filed as Exhibit (5) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76352) and is incorporated by reference herein.

(6)(a) By-Laws of the Depositor were filed as Exhibit (6)(a) of the Depositor’s registration statement, Form N-4, Post-Effective Amendment No. 3 on February 22, 2008 (File No. 333-131513) and is incorporated by reference herein.

(6)(b) Charter of the Depositor was filed as Exhibit (6)(a) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(7) Coinsurance Agreement for Variable Annuity Living Benefit Riders, as amended, between Depositor and The Ohio National Life Insurance Company was filed as Exhibit (7) of Registrant’s registration statement on Form N-4, post-effective amendment no. 6 (File No. 333-125856) on April 30, 2008 and is incorporated by reference herein.

(8)(a) Form of Fund Participation Agreement between the Depositor and Ohio National Fund, Inc. was filed as Exhibit (8) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(9) Opinion of counsel and consent is filed herewith as Exhibit 99(9)

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(13)(a) Form of Asset Allocation Model Investor Risk Profile was filed as Exhibit 99(13)(a) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 29, 2009 (File No. 33-125856) and is incorporated by reference herein.

(13)(b) Form of Asset Allocation Model Determining Your Investor Risk Profile brochure was filed as Exhibit 99(13)(b) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 29, 2009 (File No. 33- 125856) and is incorporated by reference herein.

(13)(c) Form of Asset Allocation Model Descriptions effective July 1, 2010 was filed as Exhibit 99(13)(c) of the Registrant’s Form N-4, Post-Effective Amendment No. 18 on April 29, 2011 (File No. 333- 76350) and is incorporated by reference herein.

99(24) Powers of Attorney of certain Directors of Depositor is filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Thomas A. Barefield*	Director, Vice President - Marketing

Lee E. Bartels*	Chief Underwriting Officer

Carson E. Beadle**	Director

R. Todd Brockman*	Assistant Vice President, Mutual Fund Operations
Christopher A. Carlson*	Chief Investment Officer
George E. Castrucci*	Director
Raymond R. Clark*	Director
Rocky Coppola*	Vice President and Treasurer
Ronald J. Dolan*	Director, Vice President and Valuation Actuary
Christopher J. Finger*	Accounting Officer
Joseph M. Fischer*	Assistant Counsel and Assistant Secretary
Daryl R. Forsythe NBT Bancorp Inc. 52 South Broad Street Norwich, NY 13815	Director
Kristal E. Hambrick*	Product Development Actuary - Life and Illustration Actuary
Gary T. Huffman*	President and Chief Executive Officer
Marcy A. Johnson*	Director of Individual Annuity Administration
Therese S. McDonough*	Secretary
Susan E. Mistretta**	Assistant Secretary
Stephen R. Murphy*	Product Development Actuary - Annuity
Jeffrey K. Oehler*	Vice President, Information Systems
John J. Palmer*	Director
George B. Pearson*	Senior Vice President, PGA Marketing
William C. Price*	Assistant Counsel and USA Patriot Act Compliance Officer
Arthur J. Roberts*	Vice President and Chief Financial Officer
Joseph R. Sander*	Assistant Treasurer
Dennis R. Taney*	Chief Compliance Officer – Separate Accounts
Frederick L. Wortman**	Director, Vice President - Marketing

*	The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242.
**	The principal business address of these individuals is 100 Court Street, Binghamton, New York 13902.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

No entity is controlled by the Depositor or the Registrant. The Registrant is a separate account of the Depositor. The Depositor is owned by (a) Security Mutual Life Insurance Company of New York, a mutual life insurance company organized under the laws of New York, and (b) The Ohio National Life Insurance Company, an Ohio insurance company which is owned by Ohio National Financial Services, Inc. The Ohio National Life Insurance Company owns over 80% of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	51%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	83%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	more than 90%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	80.5%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Global Holdings, LLC, an insurance holding company organized under the laws of Delaware.

ON Global Holdings, LLC owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and The Ohio National Life Insurance Company under registrant Ohio National Variable Account A. All subsidiaries of The Ohio National Life Insurance Company are included in the consolidated financial statements of The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of April 6, 2011, this series of Registrant’s contracts were owned by 223 owners.

Item 28. Indemnification

Article X of the Depositor’s Charter provides as follows:

No director shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (I) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or any violation of the Insurance Law or knowing violation of any other law or that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to the adoption of this restatement by the shareholders of the Corporation.

Article VIII of the Depositor’s By-laws, “Indemnification of Officers and Directors” provides further details regarding the indemnification of the Depositor’s officers, directors and other employees. The By-laws are contained in Exhibit 6(a) of this registration statement and are incorporated into this Item 28 by reference.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which owns over 80% of our outstanding stock. ONEQ also serves as the principal underwriter of securities issued by Variable Account L, another separate account of the Depositor, which separate account is registered as a unit investment trust; and Ohio National Variable Accounts A, B and D, separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Thomas A. Barefield	Senior Vice President
Gary T. Huffman	Director and President
Michael F. Haverkamp	Secretary and Director
Barbara A. Turner	Director, Vice President of Operations & Comptroller and Treasurer
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Martin T. Griffin	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Jeffery A. Bley	Chief Compliance Officer
Kimberly A. Plante	Assistant Secretary

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$1,081,747	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

National Security Life and Annuity Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a)

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, National Security Life and Annuity Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Security Life and Annuity Company.

(b)

The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c)

The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d)	The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e)

Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, National Security Variable Account N certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 29th day of April, 2011.

National Security Variable Account N (Registrant)
By:	National Security Life and Annuity Company (Depositor)

By:	/s/ GARY T. HUFFMAN
Gary T. Huffman, President and Chief Executive Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 29th day of April, 2011.

National Security Life and Annuity Company (Depositor)

By:	/s/ GARY T. HUFFMAN
Gary T. Huffman, President and Chief Executive Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ GARY T. HUFFMAN Gary T. Huffman	President and Chief Executive Officer (Principal Executive Officer)	April 29, 2011

*/s/ THOMAS A. BAREFIELD Thomas A. Barefield	Director	April 29, 2011

*/s/ CARSON E. BEADLE Carson E. Beadle	Director	April 29, 2011

George E. Castrucci	Director	April 29, 2011

*/s/ RAYMOND R. CLARK Raymond R. Clark	Director	April 29, 2011

*/s/ RONALD J. DOLAN Ronald J. Dolan	Director	April 29, 2011

*/s/ DARYL R. FORSYTHE Daryl R. Forsythe	Director	April 29, 2011

*/s/ JOHN J. PALMER John J. Palmer	Director	April 29, 2011

/s/ ARTHUR J. ROBERTS Arthur J. Roberts	Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 29, 2011

*/s/ FREDRICK L. WORTMAN Fredrick L. Wortman	Director	April 29, 2011

*By:	THERESE S. MCDONOUGH
Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number

99(9)	Opinion of Counsel

99(10)	Consent of KPMG LLP

99(24)	Powers of Attorney